As filed with the Securities and Exchange Commission on April __, 1997

                                                       Registration No. 33-64366
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                            -----------------------

                                    FORM S-6
                       Post-Effective Amendment No. 5 to
                          Registration Statement Under
                           THE SECURITIES ACT OF 1933
                             ----------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                             (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                               JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)
                              --------------------

                          RONALD J. BOGAGE, ESQ.
                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)
                              --------------------

                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036
                              --------------------

It is proposed that this filing become effective(check appropriate box)

 / /immediately upon filing pursuant to paragraph (b) of Rule 485
 --
 /X/on May 1,1997 pursuant to paragraph (b) of Rule 485
 --
 / /60 days after filing pursuant to paragraph (a)(1) of Rule 485
 --
 / /on (date) pursuant to paragraph (a)(1) of Rule 485
 --

If appropriate check the following box

  / /this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1996 pursuant to Rule 24f-2 on February 26, 1997.

                             CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------
1, 2                             Cover, The Account and The Series
                                 Funds or Fund, JHVLICO and John Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Funds or
                                 Fund, State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and
                                 The Series Funds or Fund

11, 12                           Summary, The Account and The Series
                                 Funds or Fund, Distribution of Policies

13                               Summary, Charges and Expenses,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Funds or  Fund

17                               Summary, Policy Provisions and Benefits

18                               The Account and The Series Funds or Fund,
                                 Tax Considerations

19                               Reports

20                               Changes that JHVLICO Can Make

21                               Policy Provisions and Benefits

22                               Policy Provisions and Benefits


23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Funds or Fund,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Funds or Fund,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Values

47, 48, 49, 50                   Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Funds,
                                 Changes that JHVLICO Can Make

53,54,55                         Not Applicable

56,57,58                         Not Applicable

59                               Financial Statements


                                           John Hancock Variable Life
                                               Insurance Company
                                                               (JHVLICO)
[LOGO OF JOHN HANCOCK APPEARS HERE]

         FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP INSURANCE POLICY
                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                            JOHN HANCOCK PLACE

                       BOSTON, MASSACHUSETTS 02117

                            SERVICING OFFICE:

                           ONE JOHN HANCOCK WAY

                                SUITE 1000

                       BOSTON, MASSACHUSETTS 02217

                  TELEPHONE 1-800-REAL LIFE (1-800-732-5543)
                               FAX 617-572-5410

                          PROSPECTUS MAY 1, 1997

  The flexible premium variable life survivorship policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by any of the variable subaccounts of John Hancock Variable Life Account S (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I, a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock") or of M Fund, Inc., a "series" type mutual fund advised by M Financial Investment Advisers, Inc. (collectively, the "Funds"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The Prospectuses for the Funds, which are attached to this Prospectus, describe the investment objectives, policies and risks of investing in the Portfolios of the Funds: Growth and Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond and Equity Index and in the Portfolios of M Funds, Inc.: Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity. (The Enhanced U.S. Equity Portfolio is not currently available to Owners, but is expected to be made available later in 1997.) Frontier Capital Appreciation. Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

  THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT
         VALID UNLESS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            Page
SUMMARY...................................................................    1
JHVLICO and JOHN HANCOCK..................................................    7
THE ACCOUNT AND THE SERIES FUNDS..........................................    7
  The Account.............................................................    7
  The Series Funds........................................................    8
THE FIXED ACCOUNT.........................................................   11
POLICY PROVISIONS AND BENEFITS............................................   11
  Requirements for Issuance of Policy.....................................   11
  Premiums................................................................   11
  Account Value and Surrender Value.......................................   14
  Policy Split Option.....................................................   14
  Death Benefits..........................................................   15
  Transfers Among Subaccounts.............................................   17
  Telephone Transfers and Policy Loans....................................   17
  Loan Provisions and Indebtedness........................................   18
  Default.................................................................   19
  Exchange Privilege......................................................   20
CHARGES AND EXPENSES......................................................   20
  Charges Deducted from Premiums..........................................   20
  Sales Charge............................................................   20
  Reduced Charges for Eligible Groups.....................................   21
  Charges Deducted from Account Value or Assets...........................   22
  Guarantee of Premiums and Certain Charges...............................   24
DISTRIBUTION OF POLICIES..................................................   24
TAX CONSIDERATIONS........................................................   25
  Policy Proceeds.........................................................   25
  Charge for JHVLICO's Taxes..............................................   26
  Policy Split Option.....................................................   27
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO......................   27
REPORTS...................................................................   28
VOTING PRIVILEGES.........................................................   28
CHANGES THAT JHVLICO CAN MAKE.............................................   29
STATE REGULATION..........................................................   29
LEGAL MATTERS.............................................................   29
REGISTRATION STATEMENT....................................................   29
EXPERTS...................................................................   29
FINANCIAL STATEMENTS......................................................   30
APPENDIX--OTHER POLICY PROVISIONS.........................................  A-1
  Settlement Provisions...................................................  A-1
  Additional Insurance Benefits...........................................  A-1
  General Provisions......................................................  A-1
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, SURRENDER VALUES AND ACCUMULATED
 PREMIUMS.................................................................  A-3

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                      INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:

                                                                           Page
     Account..............................................................   7
     Account Value........................................................   1
     Additional Sum Insured...............................................  16
     Age.................................................................. A-2
     Basic Sum Insured....................................................   1
     DAC Tax..............................................................  20
     Death Benefit........................................................  15
     Fixed Account........................................................  11
     Funds......................................................... Front Cover
     Grace Period.........................................................  19
     Guaranteed Minimum Death Benefit.....................................  16
     Guaranteed Minimum Death Benefit Premium.............................  12
     Indebtedness.........................................................  18
     Investment Rule......................................................  13
     Loan Account.........................................................  18
     Minimum First Premium................................................  12
     Planned Premium......................................................  12
     Policy Anniversary................................................... A-2
     Portfolio..................................................... Front Cover
     Servicing Office.....................................................   7
     Subaccount.................................................... Front Cover
     Surrender Value......................................................  14
     Target Premium.......................................................  21
     Total Sum Insured....................................................  15
     Valuation Date.......................................................  10
     Valuation Period.....................................................  10
     Variable Subaccounts.................................................   2
     7-Pay Limit..........................................................  13

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus provide life insurance coverage on two insureds, with a death benefit payable only when the last surviving insured dies. The Policies also provide for premium flexibility. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit survivorship life insurance in providing lifetime protection against economic loss resulting from the death of the second of two persons insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows. A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for processing expenses, taxes, and sales expenses. JHVLICO then places the rest of the premium into Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Funds. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insureds and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the last surviving insured dies. The death benefit proceeds equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit under Option A equals the Total Sum Insured less any withdrawals that the Owner has made. The death benefit under Option B equals the Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured. Under Option A, the Owner may also elect an Extra Death Benefit feature that may result in a higher death benefit in some cases. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  Within limits prescribed by JHVLICO, the Owner may also elect whether to purchase the coverage as part of the "Basic Sum Insured" or as an "Additional Sum Insured." The Basic Sum Insured will not lapse during the first ten Policy years, so long as (1) specified Guaranteed Minimum Death Benefit Premiums have been paid, and (2) the Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may elect for this Guaranteed Minimum Death Benefit feature to extend beyond ten years. The Additional Sum Insured is subject to lapse, but has certain cost and other advantages.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while either of the insureds is living. The Surrender Value is the Account Value less any Indebtedness. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The minimum Total Sum Insured that may be bought at issue is $1,000,000. All persons insured must meet specified age limits and certain health and other criteria called "underwriting standards." The smoking status of the insureds is generally reflected in the insurance charges made. Policies issued under certain circumstances will not directly reflect the sexes of the insureds in either the premium rates or the charges and values under the Policy.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible, and the Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets certain other requirements.

  The minimum amount of premium required at the time of Policy issue is determined by JHVLICO based on the characteristics of each insured, the Policy's Total Sum Insured at issue, and the Policy options selected by the Owner. Unless the Guaranteed Minimum Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

  The Policy has a Guaranteed Minimum Death Benefit provision which guarantees that the basic Sum Insured will not lapse during the first ten Policy years if
(1) prescribed amounts of premiums have been paid, based on the characteristics of each insured and the amount of the Basic Sum Insured at issue and (2) any Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may at the time of application elect for this feature to be extended beyond the first ten Policy years for an additional charge.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT S?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts, each of which corresponds to one of the Portfolios of the Funds. The assets of each variable Subaccount within the Account are invested in the corresponding Portfolio of the Funds. The Portfolios of the Funds which are currently available are Growth & Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond, Equity Index, Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity.

  John Hancock receives a fee from John Hancock Variable Series Trust I for providing investment management services to each of its Portfolios. John Hancock also receives a fee for certain non-advisory Fund expenses. The following chart shows the fees received in 1996 as a percentage of each Portfolio's average daily net assets.

                                          Other   Total Fund
                            Investment     Fund   Operating   Other Fund Expenses
       Portfolio          Management Fee Expenses  Expenses  Absent Reimbursement*
       ---------          -------------- -------- ---------- ---------------------
Managed.................      0.34%       0.03%     0.37%             N/A
Growth & Income.........      0.25%       0.03%     0.28%             N/A
Equity Index............      0.20%       0.25%     0.45%            1.61%
Large Cap Value.........      0.75%       0.25%     1.00%            1.89%
Large Cap Growth........      0.40%       0.05%     0.45%             N/A
Mid Cap Value...........      0.80%       0.25%     1.05%            2.15%
Mid Cap Growth..........      0.85%       0.25%     1.10%            2.34%
Special Opportunities...      0.75%       0.12%     0.87%             N/A
Real Estate Equity......      0.60%       0.11%     0.72%             N/A
Small Cap Value.........      0.80%       0.25%     1.05%            2.06%
Small Cap Growth........      0.75%       0.25%     1.00%            1.55%
International Balanced..      0.85%       0.25%     1.10%            1.44%
International Equities..      0.60%       0.18%     0.78%             N/A
International Opportuni-
 ties...................      1.00%       0.25%     1.25%            2.76%
Short-Term U.S. Govern-
 ment...................      0.30%       0.06%     0.36%            0.79%
Sovereign Bond..........      0.25%       0.06%     0.31%             N/A
Strategic Bond..........      0.75%       0.25%     1.00%            1.57%
Money Market............      0.25%       0.07%     0.32%             N/A

--------

* John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of the Portfolio's average daily net assets.

  M Financial Investment Advisers, Inc., ("M Financial") receives a fee from M Fund, Inc., for providing investment management services to each of its Portfolios. M Financial also receives a fee for certain non-advisory Fund expenses. The following chart shows the fees received in 1996 as a percentage of each Portfolio's average daily net assets.

                                          Other   Total Fund
                            Investment     Fund   Operating   Other Fund Expenses
       Portfolio          Management Fee Expenses  Expenses  Absent Reimbursement*
       ---------          -------------- -------- ---------- ---------------------
Edinburgh Overseas Equi-
 ty.....................      1.05%       0.25%     1.30%            6.29%
Turner Core Growth**....      0.45%       0.25%     0.70%            8.06%
Frontier Capital Appre-
 ciation**..............      0.90%       0.25%     1.15%            7.29%
Enhanced U.S. Equity....      0.55%       0.25%     0.80%           11.90%

--------

* M Financial reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of the Portfolio's average daily net assets.

** Figures do not reflect interest expense, which is 0.08% for the Turner Core
   Growth Portfolio and 0.05% for the Frontier Capital Appreciation Portfolio.


  For a full description of the Funds, see the Prospectuses for the Funds attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  Premium Processing Charge. A 1.25% charge deducted from each premium payment. This charge will be reduced for Policies with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge of .50%.

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge. A charge deducted from each premium payment in the amount of 30% of premiums paid in the first Policy year up to the "target premium" and 3.5% of premiums paid during the first Policy year in excess of that target. The current sales charge in subsequent Policy years on premiums up to the target premium generally is: 15% of such premiums in each of years 2 through 5; 10% of such premiums in each of years 6 through 10; 3% of such premiums in years 11 through 20; and 0% of such premiums thereafter. The current sales charge in subsequent Policy years on premiums paid in excess of the target premium is: 3.5% of such excess premiums paid in years 2 through 10; 3% of such excess premiums paid in years 11 through 20; and 0% of such excess premiums paid thereafter. Subject to maximums set forth in the Policy, certain of these charges may be increased after the tenth Policy year.

  Issue Charge. A charge deducted monthly from Account Value in an amount equal to $55.55 for the first 5 Policy years, plus 2c per $1,000 of the Basic Sum Insured at issue for the first 3 Policy years, except that the charge per $1,000 is guaranteed not to exceed $200 per month.

  Administrative Charge. A charge deducted monthly from Account Value in an amount equal to no more than $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue (currently $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000).

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of each of the insureds and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value.

  Guaranteed Minimum Death Benefit Charge. If the Guaranteed Minimum Death Benefit option is elected beyond the first 10 Policy years, a maximum charge starting at the beginning of the eleventh Policy year not to exceed 3c per $1,000 (currently 1c per $1,000) of the Basic Sum Insured at issue, deducted monthly from Account Value.

  Charge for Mortality and Expense Risks. A charge deducted daily from the variable Subaccounts at a maximum effective annual rate of .90% of the assets of each variable Subaccount. The current charges are: for a Policy with Sum Insured at issue of at least $1 million but less than $5 million, .625% of assets; at least $5 million but less than $15 million, .575% of assets; and $15 million or more, .525% of assets.

  Charge for Extra Mortality Risks. An additional charge, depending upon the ages of the insureds and the degree of additional mortality risk, required if either of the insureds does not qualify for the standard underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider. Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 deducted from Account Value at the time of withdrawal.

  See "Charges and Expenses" for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes; but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes."

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to the Money Market Subaccount on the date of issue of the Policy. The initial net premium is the gross Minimum First Premium, plus any additional amount of premium that has been paid prior to the date of issue, less the premium processing charge, and less the charges deducted for sales expenses, state premium taxes, and the Federal DAC Tax. These charges also apply to subsequent premium payments. Twenty days after the date of issue, the amount in the Money Market Subaccount is reallocated among the Subaccounts in accordance with the Owner's election. Net premiums derived from payments received after this reallocation date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts. See "Premiums-- Billing, Allocation of Premium Payments (Investment Rule)."

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies." Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  The death benefit proceeds, payable when the last insured dies, will equal the death benefit of the Policy, plus any additional rider benefits included and then due, minus any Indebtedness. The death benefit payable depends on the Policy's Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

    OPTION A: The death benefit equals the Policy's current Total Sum Insured less any withdrawals of Account Value that the Owner has made. (The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured.) If this Option is elected, the Owner may also elect an optional Extra Death Benefit feature, under which the death benefit will increase if and when the Policy Account Value exceeds a certain predetermined amount.

    OPTION B: The death benefit is the Policy's current Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured, and varies in amount based on investment results.

  The death benefit of the Policy under either Option A or Option B will be increased if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits" and "Tax Considerations."

  Under the Guaranteed Minimum Death Benefit provision, the Policy is guaranteed not to lapse during the first 10 Policy years, provided the amount of premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums, accumulated at 4% interest. For an additional charge, the Owner also may elect for this benefit to continue beyond the tenth Policy year. However, the Guaranteed Minimum Death Benefit will not apply to any Policy if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. The Guaranteed Minimum Death Benefit feature applies only to the Basic Sum Insured and not to any amount of Additional Sum Insured.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  The Owner may obtain a Policy loan in the maximum amount of 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate determined by JHVLICO at the start of each Policy year. This interest rate will be at an effective annual rate of 5% in the first 20 Policy years and 4.5% thereafter, accrued and compounded daily. A loan plus accrued interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Total Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed for both insureds, or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                           JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                       THE ACCOUNT AND THE SERIES FUNDS

THE ACCOUNT

  The Account, a separate account established under Massachusetts law in 1993, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount. Additional premiums are charged for Policies where the insured is classified as a substandard risk and a portion of these premiums is allocated to the Account.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in the corresponding Portfolio of the Funds, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Funds and made available to Owners.

THE SERIES FUNDS

  Each Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. Each Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectuses for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

  Growth & Income Portfolio. The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and long-term.

  Large Cap Growth Portfolio. The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

  Sovereign Bond Portfolio. The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable debt securities. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation.

  Money Market Portfolio. The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity. It seeks to achieve this objective by investing in a managed portfolio of high quality money market instruments.

  Managed Portfolio. The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

  Real Estate Equity Portfolio. The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

  International Equities Portfolio. The investment objective of this Portfolio is to achieve long-term growth of capital by investing primarily in foreign equity securities.

  Short-Term U.S. Government Portfolio. The investment objective of this Portfolio is to provide a high level of current income consistent with the maintenance of principal, through investment in a portfolio of short-term U.S. Treasury securities and U.S. Government agency securities.

  Special Opportunities Portfolio. The investment objective of this Portfolio is to achieve long-term capital appreciation by emphasizing investments in equity securities of issuers in various economic sectors.

  Equity Index Portfolio: The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

  Large Cap Value Portfolio: The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

  Mid Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing largely in common stocks of medium capitalization companies.

  Mid Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

  Small Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

  Small Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

  Strategic Bond Portfolio: The investment objective of this Portfolio is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity, from a portfolio of domestic and international fixed income securities.

  International Opportunities Portfolio: The investment objective of this Portfolio is to provide capital appreciation through investment in common stocks of primarily well-established, non-United States companies.

  International Balanced Portfolio: The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

  John Hancock acts as the investment manager for the above Portfolios, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc., with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Growth & Income, Large Cap Growth, Managed, Real Estate Equity and Short-Term U.S. Government Portfolios. Another indirectly owned subsidiary, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, provides sub-investment advice with respect to the Sovereign Bond, Small Cap Growth and Special Opportunities Portfolios; and John Hancock Advisers and its subsidiary, John Hancock Advisers International, Limited, located at 34 Dover Street, London, England, provide sub-investment advice with respect to the International Equities Portfolio.

  T.Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  Edinburgh Overseas Equity Portfolio. The investment objective of this Portfolio is long-term capital appreciation with reasonable investment risk through active management and investment in common stock and common stock equivalents of foreign issuers. Current income, if any, is incidental.

  Turner Core Growth Portfolio. The investment objective of this Portfolio is to seek long-term capital appreciation through a diversified portfolio of common stocks that show strong earnings potential with reasonable market prices.

  Frontier Capital Appreciation Portfolio. The investment objective of this Portfolio is to maximum capital appreciation through investment in common stock of companies of all sizes, with emphasis on stocks of small- to medium-capitalization companies. Importance is placed on growth and price appreciation, rather than income.

  Enhanced U.S. Equity Portfolio. The investment objective of this Portfolio is to provide above market total return through investment in common stock of companies perceived to provide a return higher than that of the S&P 500 at approximately the same level of investment risk as the S&P 500.

  M Financial Investment Advisers, Inc., acts as the investment manager for the three Portfolios described above. Edinburgh Fund Managers PLC, provides sub-investment advice to the Edinburgh Overseas Equity Portfolio; Turner Investment Partners, Inc., provides sub-investment advice to the Turner Core Growth Portfolio; Frontier Capital Management Company, Inc., provides sub-investment advice to the Frontier Capital Appreciation Portfolio; and Franklin Portfolio Associates Trust provides sub-investment advice to the Enhanced U.S. Equity Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of each Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectuses and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account, and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Transfers from the Fixed Account are subject to certain limitations. See "Transfers Among Subaccounts."

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates. The rate of interest declared with respect to any amount in the Fixed Account may depend on when that amount was first allocated to the Fixed Account.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                        POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Total Sum Insured at issue of $1,000,000 and a minimum Basic Sum Insured of $500,000. At the time of issue, each insured must be age 20 through 80. All persons insured must meet certain health and other criteria called "underwriting standards." The smoking status of each insured is reflected in the insurance charges made. Amounts of coverage that JHVLICO will accept under the Policies may be limited by JHVLICO's underwriting and reinsurance procedures as in effect from time to time.

  Policies issued in certain jurisdictions will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. The illustrations set forth in this Prospectus are sex distinct and, therefore, do not reflect the "unisex" rates, charges, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets the other requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of each of the insureds at issue, the Policy's Total Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be full force and effect. See "Death Benefits." There is no grace period for the payment of the Minimum First Premium.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a grace period, unless the Guaranteed Minimum Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. See "Default."

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen, at the frequency chosen. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance." The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. Also, as described under "Death Benefits--Optional Extra Death Benefit Feature," the Optional Extra Death Benefit feature may result in a death benefit under Option A that is higher than the Total Sum Insured. If the payment of a given premium will cause the Policy Account Value to increase to such an extent that an increase in death benefit is necessary either to satisfy federal tax law requirements or because of the way the Optional Extra Death Benefit feature operates, JHVLICO has the right to not accept the excess portion of that premium payment or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to maintain the Guaranteed Minimum Death Benefit in effect under a Policy.

  Whether or not the Guaranteed Minimum Death Benefit is in effect, JHVLICO also reserves the right to limit premium payments above the amount of the cumulative Guaranteed Minimum Death Benefit Premiums. JHVLICO will not, however, refuse to accept any premium payment that is required to keep the Policy from lapsing.

  Guaranteed Minimum Death Benefit Premiums. A Guaranteed Minimum Death Benefit feature may apply during the first ten Policy years and, if the Owner has elected, thereafter. See "Death Benefits." The Guaranteed Minimum Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of each of the insureds at issue and the Basic Sum Insured at issue. This premium will be higher than the Minimum First Premium and is 85% of the target premium (discussed under "Sales Charge"). To keep the Guaranteed Minimum Death Benefit in effect, the amount of actual premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, must at each Policy anniversary be at least equal to the Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4% interest. If this test is not satisfied on any Policy anniversary, a 61-day grace period will commence as of that anniversary and JHVLICO will notify the Owner of the shortfall. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the grace period, the Guaranteed Minimum Death Benefit feature will lapse unless and until restored as described under "Default--Reinstatement." The Guaranteed Minimum Death Benefit will not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for an amount of premium other than the Guaranteed Minimum Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual or quarterly basis. An automatic check-writing ("premiumatic") program may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the premium processing charge, the state premium tax charge, the sales charge, and the Federal DAC Tax charge. See "Charges and Expenses." The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to any of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO. Notwithstanding the Investment Rule, any net premiums (or portion thereof) credited to Account Value as of a date prior to the end of the Valuation Period that includes the 20th day following the date of issue will automatically be allocated to the Money Market Subaccount. At the end of that Valuation Period (or of the premium's date of receipt, if later), the Policy's Account Value will be reallocated automatically among the Subaccounts in accordance with the Investment Rule chosen by the Owner.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

    (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

    (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

    (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or a material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations." If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value, increased or decreased by the investment experience of the Subaccounts, increased by net premiums received and decreased by any partial withdrawal. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while either of the insureds is living and the Policy is not in a grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request or the surrendered Policy.

  If a Policy is surrendered during the second Policy year, a portion of the sales charge, equal to 5% of premiums paid in the second Policy year up to one target premium, will be refunded to the Owner.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time when at least one of the insureds is still living, provided that the Policy is not in a grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Home Office.

  A withdrawal will reduce any Option A death benefit by the amount withdrawn. JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's death benefit to fall below $1,000,000.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  A withdrawal may have significant tax consequences. See "Tax
Considerations."

POLICY SPLIT OPTION

  The Owner may elect a rider that permits the Policy's current Total Sum Insured to be split on a "50/50" basis into two other individual life insurance policies on the lives of the insured persons. Such a split will not require evidence of insurability of either insured, but is permitted only upon the insureds' divorce or the occurrence of certain Federal tax law changes. This rider must be elected at the time of application for a Policy, but may be cancelled at any time by the Owner. The monthly charge for the rider is 3c per $1000 of current Sum Insured. Certain conditions, described in the rider, must be met prior to effecting a Policy split. The rider automatically terminates on the date of death of the first insured to die, the Policy anniversary nearest the older insured's 80th birthday, or the date the Policy terminates, whichever is earliest.

  Tax Considerations. See "Tax Considerations--Policy Split Option", for possible tax consequences of a Policy split under the option described above.

DEATH BENEFITS

  The death benefit proceeds are payable when the last surviving insured dies while the Policy is in effect. The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the last surviving insured dies during a grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

    OPTION A: The death benefit equals the current Total Sum Insured plus any increases in death benefit described below under "Optional Extra Death Benefit Feature" and "Definition of Life Insurance", and minus the amount of any partial withdrawals that have been made over the life of the Policy.

    OPTION B: The death benefit is the current Total Sum Insured, plus the Policy Account Value at the end of the Valuation Period in which the last surviving insured dies. This death benefit is a varying amount and fluctuates with the amount of the Account Value. This death benefit is also subject to any increase described below under "Definition of Life Insurance."

The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured (discussed below).

  Owners who prefer to have favorable investment experience reflected in increased insurance coverage should choose Option B. Owners who prefer to have insurance coverage that generally does not vary in amount and lower cost of insurance charges should choose Option A.

  Optional Extra Death Benefit Feature (Option M). If Option A is elected, the Owner may also elect an Optional Extra Death Benefit feature. Pursuant to this feature the death benefit under Option A will be no less than the amount of the Policy Account Value at the beginning of the Policy year in which the last surviving insured dies, multiplied by a factor specified in the Policy. The factor is based on the younger insured's age. The Optional Extra Death Benefit feature may result in an Option A death benefit that is higher than the minimum death benefit required under Federal tax law, as described below under "Definition of Life Insurance." Although there is no special charge for the optional Extra Death Benefit feature, the monthly cost of insurance deductions will be based on the amount of death benefit then in effect, including any additional death benefit pursuant to this option. An election of this option must be made at the time of application for the Policy, although the Owner may revoke the election at any time. There may be tax consequences involved, if revoking the Optional Extra Death Benefit feature under Option A causes a reduction in death benefit. See "Tax Considerations--Policy Proceeds."

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. The higher death benefit amount will be equal to the Policy Account Value on the date of death of the last surviving insured, times a percentage based on the younger insured's age at the beginning of the Policy year of the last surviving insured's death. This percentage, which declines with age, is set out in the Policy. The monthly deductions for the cost of insurance will be based on the amount of death benefit then in effect, including any additional death benefit required to satisfy the definition of life insurance.

  Guaranteed Minimum Death Benefit. During the first 10 Policy years (and thereafter if the Owner elects), the Basic Sum Insured is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Policy anniversary, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums accumulated at 4% interest and (2) any Additional Sum Insured under a Policy is not scheduled to exceed the Basic Sum Insured at any time. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed. The election to extend the Guaranteed Minimum Death Benefit beyond ten Policy years must be made at the time of Policy issuance, and the Owner may revoke the election at any time. JHVLICO imposes a charge after the tenth Policy year if the Owner elects to extend this benefit.

  Additional Sum Insured. The Owner may apply for an amount of Additional Sum Insured under the Policy, pursuant to which an additional amount of death benefit will be paid upon the death of the last surviving insured under the Policy. Purchasers of a Policy should consider various factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The Basic Sum Insured generally cannot be increased or decreased after issue, whereas the amount of Additional Sum Insured can be decreased, or, upon application and submission of evidence of insurability, increased subsequent to Policy issuance. JHVLICO may refuse to accept any request to reduce the Additional Sum Insured (a) that would cause the Policy's current Total Sum Insured to fall below $1,000,000 or (b) if immediately following the reduction, the Policy's current death benefit would reflect an increase necessary for the Policy to continue to qualify as life insurance (see "Death Benefits--Definition of Life Insurance") or an increase pursuant to the Optional Extra Death Benefit feature. Any increase or decrease in Additional Sum Insured will become effective at the beginning of the first Policy month after JHVLICO receives in good order at its Servicing Office all information necessary to process the change, and, in the case of an increase in coverage, approves the change.

  Any decision by the Owner to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences. See "Tax Considerations--Policy Proceeds."

  Also, the Owner may elect among several forms of Additional Sum Insured coverage at the time the Owner applies for it: a level amount of coverage; an amount of coverage that increases on each Policy anniversary up to a prescribed limit; an amount of coverage that increases on each Policy anniversary to the amount of premiums paid during prior Policy years plus the Planned Premium for the current Policy year, subject to certain limits; or a combination of those forms of coverage.

  The amount of target premium under a Policy is not affected by the amount of the Additional Sum Insured. Accordingly, the amount of sales charge paid by the Owner and the amount of compensation paid to the selling insurance agent may be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured.

  The amount of any Additional Sum Insured is not included in any Guaranteed Minimum Death Benefit. Therefore, if the Policy's Account Value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured) the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the Guaranteed Minimum Death Benefit feature.

  The Additional Sum Insured is limited to 400% of the Basic Sum Insured. Generally, an Owner will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. On the other hand, for Owners that wish to take advantage of the Guaranteed Minimum Death Benefit, the proportion of the Policy's Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of Policy issue. The Guaranteed Minimum Death Benefit does not apply to either the Basic Sum Insured or any Additional Sum Insured if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. In such a case, it could be to the Owner's advantage either to increase the amount of coverage applied for as Basic Sum Insured in order that the Guaranteed Minimum Death Benefit will be available or, if such guarantee is not of value to the Owner, to maximize the proportion of the Additional Sum Insured.

  Temporary Coverage Prior to Policy Delivery. If a specified amount of premium is paid with the application for a Policy, temporary survivorship term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage under all applications with John Hancock and its affiliates will not exceed $1,000,000, and is subject to the terms and conditions described in the application for a Policy.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for up to six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. No transfers among Subaccounts may be made while the Policy is in a grace period.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provisions. Loans may be made at any time a Loan Value is available, either of the insureds is alive, and the Policy is not in a grace period. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone. The Loan Value will be 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate determined by JHVLICO at the start of each Policy Year. This interest rate will not exceed the greater of (1) the "Published Monthly Average" (defined below) for the calendar month ending 2 months before the calendar month of the Policy anniversary or (2) 5%. In jurisdictions where a fixed loan rate is applicable, JHVLICO will charge interest at an effective annual rate of 5% in the first 20 Policy years, and 4.5% thereafter, accrued daily. The "Published Monthly Average" means Moody's Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody's Investors Service, Inc., or if the average is no longer published, a substantially similar average established by the insurance regulator where the Policy is issued.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness." A loan will not be permitted unless it is at least $1,000. A loan may be repaid in full or in part at any time before the last surviving insured's death and while the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to a portion of JHVLICO's general account called the "Loan Assets." Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3000 of which $1000 was borrowed from the Fixed Account, then upon a repayment of $1500, $500 would be allocated to the Fixed Account and the remaining $1000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in Loan Assets is credited with interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and .5% less than the loan interest rate thereafter. The rate accredited to Loan Assets will usually be different than the net return for the Subaccounts. Since Loan Assets and the remaining portion of the Account Value will generally have different rates of investment return, the Account Value, the Surrender Value and any death benefit above the Total Sum Insured are all permanently affected by any Indebtedness, whether or not it is repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds 90% of the Account Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, specifying the minimum amount that must be paid to keep the Policy in force beyond that period, unless a repayment of at least the amount specified in the notice is made within that period.

  Tax Considerations. If the Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations."

DEFAULT

  Premium Grace Period, Default and Lapse. Unless the Guaranteed Minimum Death Benefit is in force, at the beginning of each Policy month, JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  If the Guaranteed Minimum Death Benefit is in effect and the Policy provides for an Additional Sum Insured, the grace period and lapse procedures set forth in the preceding paragraph will apply only to the Additional Sum Insured. Lapse of the Additional Sum Insured can have significant tax consequences. See "Tax Considerations--Policy Proceeds." If the Guaranteed Minimum Death Benefit has been in effect and lapses at the end of a grace period (as described in "Premiums--Guaranteed Minimum Death Benefit Premiums"), the usual default, grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the first Policy month following the lapse of the Guaranteed Minimum Death Benefit.

  The insurance under the Policy continues in full force during any grace period but, if the last surviving insured dies during the grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period, specifying the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the grace period.

  Reinstatement. A lapsed Policy (or a lapsed Additional Sum Insured, if the Basic Sum Insured remains in force or is reinstated) or the Guaranteed Minimum Death Benefit may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required (except as to a request to restore the Guaranteed Minimum Death Benefit within 1 year after the beginning of its grace period) and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the grace period (or 5 years if the request relates only to the Guaranteed Minimum Death Benefit). JHVLICO reserves the right to refuse Guaranteed Minimum Death Benefit restorations after the first. A reinstatement of the Basic Sum Insured or the Additional Sum Insured may be deemed a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                               ----------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                             CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to the sales charge (see "Sales Charge" below), the following charges are deducted from premiums:

  Premium Processing Charge. 1.25% of each premium payment will be deducted from each premium payment for collection and Policy processing costs. This charge will be reduced for a Policy with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge equal to .50%. The premium processing charge for these larger Policies will be the greater of .50% or the percentage computed pursuant to the following mathematical formula:

    1.25% X (1 -  [(Total Sum Insured at Issue -- $5,000,000) X .25])
                    ----------------------------------------
                                  $10,000,000

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. Premium taxes vary from state to state. The 2.35% rate is the average rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax." JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

SALES CHARGE

  A charge is made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies."

  The sales charge in the first Policy year is equal to 30% of the premiums paid up to one "target premium" and 3.5% of all premiums in excess of the target premium in that year. The target premium is established at issue and is the amount of the level premium that would be necessary to support a whole life insurance policy in the amount of the Basic Sum Insured at the maximum guaranteed cost of insurance rates, assuming deductions or charges for the other policy expenses at the maximum levels guaranteed under the Policy and a net interest rate of 5%. Target premiums will vary based on the issue age, sex, smoking status and underwriting class of each of the insureds.

  The current sales charge for premiums paid up to one target premium in subsequent Policy years is 15% in years 2 through 5, 10% in years 6 through 10, 3% for years 11 through 20 and 0% thereafter. The current sales charge for premiums paid in excess of the target premium is 3.5% in years 2 through 10, 3% in years 11 through 20 and 0% thereafter.

  The guaranteed maximum sales charges under the Policy are no higher than the current sales charges, except that the guaranteed maximum sales charge for premiums paid up to one target premium is 4% in years 11 through 20 and 3% thereafter and, for premiums paid in excess of one target premium, is 3% after year 20. Because the Policies were first offered only in 1993, sales charges at the lower current rates are not yet applicable under any outstanding Policy.

  Notwithstanding the foregoing, if the younger insured is age 71 or older at the time of Policy issuance, the current and guaranteed sales charge in Policy year 12 and thereafter is 0%.

  An Owner may structure the timing and amount of premium payments to minimize the sales charges deducted from premium payments, although doing so involves certain risks. Paying less than one target premium in the first Policy year or paying more than one target premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten target premiums of $10,000 each, would pay total sales charges of $14,000 if he paid $10,000 in each of the first ten Policy years, but would pay total sales charges of only $9,750 if he paid $20,000 (i.e., two times the target premium amount) in every other Policy year up to the ninth Policy year. However, delaying the payment of target premiums to later Policy years could increase the risk that the Guaranteed Minimum Death Benefit may lapse and that the Account Value will be insufficient to pay monthly Policy charges as they come due. As a result, the Policy or any Additional Sum Insured may lapse. See "Default." Conversely, accelerating the payment of target premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit."

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charge and issue charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct an issue charge from Account Value, currently at the rate of $55.55 per month for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue per month for the first 3 Policy years. The charge per $1,000 of Total Sum Insured at issue is guaranteed not to exceed $200 per month. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000, the aggregate amount deducted during the first 3 Policy years would be $2,719.80.

  The issue charge is to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Administrative Charge. JHVLICO will deduct from the Account Value a maximum charge of $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue per month. The current monthly charge is $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000 and using the current administrative charge, the aggregate amount deducted during the first 10 Policy years would be $2,100.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of each of the insureds and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value (after reflecting all charges against the Account Value). The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of each of the insureds and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables, as set forth in the Policy. The insurance charge is not affected by the death of the first insured to die.

  If an insured's underwriting risk classification has worsened, any subsequently-added Additional Sum Insured coverage may have higher insurance charge rates than the Basic Sum Insured. If an insured's underwriting risk classification has improved, cost of insurance rates on the Total Sum Insured may be reduced, as may the target premium with respect to subsequent premium payments.

  Lower current insurance rates are offered at most ages for insureds who qualify as non-smokers. To qualify, an insured must meet additional requirements that relate to smoking habits.

  Guaranteed Minimum Death Benefit Charge. There is no charge for any Guaranteed Minimum Death Benefit during the first 10 Policy years. If the Guaranteed Minimum Death Benefit option is elected for a period beyond the first 10 Policy years, JHVLICO deducts a charge from Account Value beginning in the eleventh Policy year. The maximum monthly charge is 3c per $1000 of the Basic Sum Insured at issue and the current monthly charge is 1c per $1,000 of the Basic Sum Insured at issue. If the Guaranteed Minimum Death Benefit lapses due to failure to pay sufficient premiums, the charge will be discontinued. Because the Policies were first offered only in 1993, no Guaranteed Minimum Death Benefit charge is yet applicable to any Policy at the current rate.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .90% of the value of the assets of each variable Subaccount attributable to the Policy. The effective annual rate of this charge will vary, depending upon the Total Sum Insured at issue. The table below shows the current levels of this charge. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.

                                                  Current Charge For
        Total Sum Insured at Issue            Mortality and Expense Risks
        --------------------------            ---------------------------
        $1 million but less than $5 million         .625% of assets
        $5 million but less than $15 million        .575% of assets
        Greater than $15 million                    .525% of assets

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the ages of the insureds and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value.

  Charges for Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider. Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value." The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fee and Other Fund Expenses. The Account purchases shares of the Funds at net asset value, a value which reflects the deduction from the assets of each Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectuses for the Funds.

  The monthly deductions from Account Value described above are deducted on the date of issue and on the first day of each Policy month thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Minimum Death Benefit Premium is guaranteed not to increase. The premium processing charge, the state premium tax charge, the Federal DAC Tax charge, the issue charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The administrative charge, the Guaranteed Minimum Death Benefit Charge, the sales charge, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                           DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 45% of the target premium paid in the first Policy year, 5% of the target premium paid in the second through fifth Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any year in excess of the target premium is 3%.

  In addition, Distributors' representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V. Distributors is also the principal underwriter for John Hancock Variable Series Trust I.

                              TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance." If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance and the investment diversification requirements mentioned below, as JHVLICO believes it will, the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if a Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as an increase in Additional Sum Insured, the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  The Code and Treasury Regulations set forth requirements for the diversification of the investments underlying variable life insurance policies. JHVLICO and the Portfolios intend to comply with these requirements with respect to the Policy. Failure to meet these requirements would mean that the Policy would not be treated as a life insurance contract, subjecting the Owner to Federal income tax on the income and gains under the Policy.

  The Treasury Department has said in the past that it may issue a regulation or a ruling prescribing the circumstances in which an Owner's control over investments underlying a variable life insurance policy may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the Account, with the effect that income and gains from the Account would be included in the Owner's income for Federal income tax purposes. Under current law, we believe that JHVLICO, and not the Policy Owner, would be considered the owner of the assets of the Account. However, JHVLICO has reserved certain rights to alter the Policy and the investment alternatives of the Account if necessary to comply with any such regulation or ruling.

  The United States Congress and the Treasury Department have in the past and may in the future consider new legislation that, if enacted, could change the Federal tax treatment of life insurance policy income or death benefits. Any such change could have a retroactive effect. We suggest you consult with your legal or tax adviser, if you have any questions about this.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

POLICY SPLIT OPTION

  An Owner may elect to split a Policy into two other individual life insurance policies, as described under "Policy Split Option." A Policy split could have adverse tax consequences including, but not limited to, the recognition of taxable income in an amount up to any taxable gain in the Policy at the time of the split.

             BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

   Directors--Officers               Principal Occupations
   -------------------               ---------------------
   David F. D'Alessandro  Chairman of the Board and Chief Executive
                          Officer of JHVLICO; Senior Executive Vice
                          President and Director, John Hancock Mutual
                          Life Insurance Company.
   Henry D. Shaw          Vice Chairman of the Board and President of
                          JHVLICO; Senior Vice President, John Han-
                          cock Mutual Life Insurance Company.
   Thomas J. Lee          Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Robert R. Reitano      Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Ronald J. Bocage       Director, Vice President and Counsel,
                          JHVLICO; Vice President and Counsel, John
                          Hancock Mutual Life Insurance Company.
   Joseph A. Tomlinson    Director and Vice President, JHVLICO; Vice
                          President, John Hancock Mutual Life Insur-
                          ance Company.
   Michele G. VanLeer     Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Robert S. Paster       Director, JHVLICO; Second Vice President,
                          John Hancock Mutual Life Insurance Company.
   Barbara L. Luddy       Director and Actuary of JHVLICO; Second
                          Vice President, John Hancock Mutual Life
                          Insurance Company.
   Daniel L. Ouellette    Vice President, Marketing, JHVLICO; Second
                          Vice President, John Hancock Mutual Life
                          Insurance Company.
   Patrick F. Smith       Controller of JHVLICO; Assistant Control-
                          ler, John Hancock Mutual Life Insurance
                          Company.

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Basic Sum Insured, Additional Sum Insured, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Funds. JHVLICO will vote the shares of each of the Portfolios of the Funds which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Funds' shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Funds held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Funds' meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of each Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for the Funds. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or a Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of a Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                               STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this Prospectus have been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                            REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and JHVLICO included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Deborah
A. Poppel, F.S.A., an Actuary of JHVLICO.

                             FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                    Large Cap  Sovereign  International Small Cap  International  Mid Cap   Large Cap     Money     Mid Cap
                     Growth       Bond      Equities      Growth     Balanced      Growth     Value      Market      Value
                   Subaccount  Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                   ----------- ---------- ------------- ---------- ------------- ---------- ---------- ----------- ----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $16,915,393 $5,185,747  $5,731,199    $497,525    $152,295     $838,323   $762,356  $10,038,857  $336,316
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --         --          --          --          --           --         --           --        --
Receivable from:
 John Hancock
  Variable Series
  Trust I........       20,003     26,025      11,820           8           2       31,811         10      336,601         6
 M Fund Inc. -...           --         --          --          --          --           --         --           --        --
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Total assets.....   16,935,396  5,211,772   5,743,019     497,533     152,297      870,134    762,366   10,375,458   336,322
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..       19,803     25,968      11,736          --          --       31,800         --      336,451        --
Asset charges
 payable.........          200         57          84           8           2           11         10          150         6
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Total
 liabilities.....       20,003     26,025      11,820           8           2       31,811         10      336,601         6
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Net assets.......  $16,915,393 $5,185,747  $5,731,199    $497,525    $152,295     $838,323   $762,356  $10,038,857  $336,316
                   =========== ==========  ==========    ========    ========     ========   ========  ===========  ========
                      Special    Real Estate
                   Opportunities   Equity
                    Subaccount   Subaccount
                   ------------- -----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........   $6,187,188   $1,279,523
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --           --
Receivable from:
 John Hancock
  Variable Series
  Trust I........       10,295        4,560
 M Fund Inc. -...           --           --
                   ------------- -----------
Total assets.....    6,197,483    1,284,083
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..       10,196        4,540
Asset charges
 payable.........           99           20
                   ------------- -----------
Total
 liabilities.....       10,295        4,560
                   ------------- -----------
Net assets.......   $6,187,188   $1,279,523
                   ============= ===========

------

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

DECEMBER 31, 1996

                                           Short-Term                                                    Turner     Edinburgh
                    Growth &                  U.S.    Small Cap  International              Strategic     Core    International
                     Income      Managed   Government   Value    Opportunities Equity Index    Bond      Growth      Equity
                   Subaccount  Subaccount  Subaccount Subaccount  Subaccount    Subaccount  Subaccount Subaccount  Subaccount
                   ----------- ----------- ---------- ---------- ------------- ------------ ---------- ---------- -------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $25,663,282 $11,517,261 $3,395,242  $341,007    $909,113      $974,307    $258,628   $     --    $     --
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --          --         --        --          --            --          --    654,753     929,143
Receivable from:
 John Hancock
  Variable Series
  Trust I........      195,552       4,549     25,689         5      32,559        21,534      19,681         --          --
 M Fund Inc. ....           --          --         --        --          --            --          --          9      11,706
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Total assets.....   25,858,834  11,521,810  3,420,931   341,012     941,672       995,841     278,309    654,762     940,849
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..      195,180       4,408     25,661        --      32,547        21,519      19,677         --      11,692
Asset charges
 payable.........          372         141         28         5          12            15           4          9          14
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Total
 liabilities.....      195,552       4,549     25,689         5      32,559        21,534      19,681          9      11,706
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Net assets.......  $25,663,282 $11,517,261 $3,395,242  $341,007    $909,113      $974,307    $258,628   $654,753    $929,143
                   =========== =========== ==========  ========    ========      ========    ========   ========    ========
                     Frontier
                     Capital
                   Appreciation
                    Subaccount
                   ------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........    $     --
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........     968,078
Receivable from:
 John Hancock
  Variable Series
  Trust I........          --
 M Fund Inc. ....      23,405
                   ------------
Total assets.....     991,483
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..      23,391
Asset charges
 payable.........          14
                   ------------
Total
 liabilities.....      23,405
                   ------------
Net assets.......    $968,078
                   ============

------

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

                                                                                                                        Small Cap
                                                                                                                          Growth
                    Large Cap Growth Subaccount      Sovereign Bond Subaccount     International Equities Subaccount    Subaccount
                   ------------------------------  -----------------------------  ------------------------------------  ----------
                      1996        1995     1994      1996       1995      1994       1996        1995         1994        1996*
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------  ----------
Investment
 income:
 Distribution
  received from:
 John Hancock
  Variable Series
  Trust..........  $ 2,452,382  $509,637 $ 39,711  $ 242,881  $  66,972 $  7,083  $    52,188 $    19,501  $    11,324   $    512
 M Fund, Inc.....           --        --       --         --         --       --           --          --           --         --
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Total investment
 income..........    2,452,382   509,637   39,711    242,881     66,972    7,083       52,188      19,501       11,324        512
Expenses:
 Mortality and
  expense risks..       49,880    17,330    2,688     14,129      4,148      509       23,132      10,434        2,129      1,547
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net investment
 income (loss)...    2,402,502   492,307   37,023    228,752     62,824    6,574       29,056       9,067        9,195     (1,035)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).      444,487   126,908  (37,955)     5,746     21,718   (2,259)     165,730     (25,931)       5,934    (40,018)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........   (1,104,574)  180,251  (24,086)   (69,973)    34,574   (3,839)     137,729     153,715      (46,936)    (2,665)
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments.....     (660,087)  307,159  (62,041)   (64,227)    56,292   (6,098)     303,459     127,784      (41,002)   (42,683)
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  $ 1,742,415  $799,466 $(25,018) $ 164,525  $ 119,116 $    476     $332,515 $   136,851  $   (31,807)  $(43,718)
                   ===========  ======== ========  =========  ========= ========  =========== ===========  ===========   ========
                   International  Mid Cap   Large Cap
                     Balanced      Growth     Value
                    Subaccount   Subaccount Subaccount
                   ------------- ---------- ----------
                       1996*       1996*      1996*
                   ------------- ---------- ----------
Investment
 income:
 Distribution
  received from:
 John Hancock
  Variable Series
  Trust..........     $2,947       $1,177    $13,644
 M Fund, Inc.....         --           --         --
                   ------------- ---------- ----------
Total investment
 income..........      2,947        1,177     13,644
Expenses:
 Mortality and
  expense risks..        356          719        964
                   ------------- ---------- ----------
Net investment
 income (loss)...      2,591          458     12,680
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).         56         (391)     1,327
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........      5,307        6,440     23,553
                   ------------- ---------- ----------
Net realized and
 unrealized gain
 (loss) on
 investments.....      5,363        6,049     24,880
                   ------------- ---------- ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     $7,954       $6,507    $37,560
                   ============= ========== ==========

*From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                              Mid Cap           Special
                                               Value         Opportunities
                    Money Market Subaccount  Subaccount        Subaccount         Real Estate Equity Subaccount
                   ------------------------- ---------- ------------------------  ------------------------------
                     1996     1995    1994     1996*      1996     1995   1994**     1996      1995      1994
                   -------- -------- ------- ---------- -------- -------- ------  ---------- --------- ---------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $287,321 $119,746 $39,245  $ 6,878   $238,163 $ 40,159 $1,493  $   50,204 $  32,578 $  10,909
 M Fund, Inc.....       --       --      --       --         --       --     --          --        --        --
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Total investment
 income..........   287,321  119,746  39,245    6,878    238,163   40,159  1,493      50,204    32,578    10,909
Expenses:
 Mortality and
  expense risks..    30,722   12,117   5,184      377     21,146    4,949    607       4,547     2,766       689
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net investment
 income..........   256,599  107,629  34,061    6,501    217,017   35,210    886      45,657    29,812    10,220
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).       --       --      --       845    317,400   28,812   (117)     19,122       613   (10,840)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........       --       --      --    13,910    344,786  185,349  3,155     191,067    25,077     9,936
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....       --       --      --    14,755    662,186  214,161  3,038     210,189    25,690      (904)
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net increase
 (decrease) in
 net assets
 resulting from
 operations        $256,599 $107,629 $34,061  $21,256   $879,203 $249,371 $3,924  $  255,846 $  55,502 $   9,316
                   ======== ======== =======  =======   ======== ======== ======  ========== ========= =========
                    Growth & Income Subaccount
                   -------------------------------
                      1996        1995     1994
                   ----------- ---------- --------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $3,056,625  $  669,643 $70,819
 M Fund, Inc.....         --          --      --
                   ----------- ---------- --------
Total investment
 income..........   3,056,625     669,643  70,819
Expenses:
 Mortality and
  expense risks..      89,391      23,428   3,073
                   ----------- ---------- --------
Net investment
 income..........   2,967,234     646,215  67,746
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     512,402     170,322  (1,272)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........    (496,647)    322,628 (67,362)
                   ----------- ---------- --------
Net realized and
 unrealized gain
 (loss) on
 investments.....      15,755     492,950 (68,634)
                   ----------- ---------- --------
Net increase
 (decrease) in
 net assets
 resulting from
 operations        $2,982,989  $1,139,165 $  (888)
                   =========== ========== ========

 * From May 1, 1996 (commencement of operations).

** From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                            Small Cap  International   Equity    Strategic
                                                      Short-Term U.S.         Value    Opportunities    Index       Bond
                        Managed Subaccount         Government Subaccount    Subaccount  Subaccount   Subaccount  Subaccount
                   -----------------------------  ------------------------  ---------- ------------- ----------- ----------
                      1996       1995     1994      1996     1995   1994**    1996*        1996*        1996*      1996*
                   ----------  -------- --------  --------  ------- ------  ---------- ------------- ----------- ----------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $1,281,149  $316,774 $ 12,985  $181,937  $64,502 $ 331    $ 8,296      $ 2,965      $23,300     $7,425
 M Fund, Inc.....          --        --       --        --       --    --         --           --           --         --
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Total investment
 income..........   1,281,149   316,774   12,985   181,937   64,502   331      8,296        2,965       23,300      7,425
Expenses:
 Mortality and
  expense risks..      35,103    10,978    1,318     9,277    2,917    25        523        1,439        1,962        349
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net investment
 income (loss)...   1,246,046   305,796   11,667   172,660   61,585   306      7,773        1,526       21,338      7,076
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     124,493   179,131   (4,727)  (52,888)   8,251    (1)        58          242       17,398         22
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........    (507,517)   51,622   (8,296)   (7,734)  22,112  (325)    14,046       36,666       55,782       (591)
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (383,024)  230,753  (13,023)  (60,622)  30,363  (326)    14,104       36,908       73,180       (569)
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  $  863,022  $536,549 $ (1,356) $112,038  $91,948 $ (20)   $21,877      $38,434      $94,518     $6,507
                   ==========  ======== ========  ========  ======= =====    =======      =======      =======     ======
                                 Edinburgh     Frontier
                   Turner Core International   Capital
                     Growth       Equity     Appreciation
                   Subaccount   Subaccount   Subaccount
                   ----------- ------------- ------------
                      1996*        1996*        1996*
                   ----------- ------------- ------------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........    $    --     $     --      $     --
 M Fund, Inc.....     21,778        5,263            --
                   ----------- ------------- ------------
Total investment
 income..........     21,778        5,263            --
Expenses:
 Mortality and
  expense risks..      2,140        2,280         1,679
                   ----------- ------------- ------------
Net investment
 income (loss)...     19,638        2,983        (1,679)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     (9,767)      (2,433)      (21,044)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     16,054      (12,286)        5,101
                   ----------- ------------- ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....      6,287      (14,719)      (15,943)
                   ----------- ------------- ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    $25,925     $(11,736)     $(17,622)
                   =========== ============= ============

 * From May 1, 1996 (commencement of operations).

** From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

                       Large Cap Growth Subaccount           Sovereign Bond Subaccount      International Equities Subaccount
                   -------------------------------------  --------------------------------  ------------------------------------
                      1996         1995         1994         1996        1995       1994       1996         1995         1994
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $ 2,402,502  $   492,307  $    37,023  $  228,752  $   62,824  $  6,574  $    29,056  $     9,067  $    9,195
 Net realized
  gains (losses).      444,487      126,908      (37,955)      5,746      21,718    (2,259)     165,730      (25,931)      5,934
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........   (1,104,574)     180,251      (24,086)    (69,973)     34,574   (3,839)      137,729      153,715     (46,936)
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    1,742,415      799,466      (25,018)    164,525     119,116       476      332,515      136,851     (31,807)
From policyholder
 transactions:
 Net premiums
  from
  policyholders .   13,036,922    8,115,186    2,165,201   4,312,776   1,370,188   279,171    4,750,218    2,620,265   1,223,410
 Net benefits to
  policyholders..   (4,928,834)  (2,752,131)  (1,250,017)   (679,839)   (318,068)  (62,598)  (1,906,352)  (1,194,625)   (199,276)
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase in
 net assets from
 policyholder
 transactions....    8,108,088    5,363,055      915,184   3,632,937   1,052,120   216,573    2,843,866    1,425,640   1,024,134
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase in
 net assets......    9,850,503    6,162,521      890,166   3,797,462   1,171,236   217,049    3,176,381    1,562,491     992,327
Net assets at
 beginning of
 period..........    7,064,890      902,369       12,203   1,388,285     217,049       --     2,554,818      992,327         --
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net assets at end
 of period.......  $16,915,393  $ 7,064,890  $   902,369  $5,185,747  $1,388,285  $217,049  $ 5,731,199  $ 2,554,818  $  992,327
                   ===========  ===========  ===========  ==========  ==========  ========  ===========  ===========  ==========
                   Small Cap   International  Mid Cap   Large Cap
                     Growth      Balanced      Growth     Value
                   Subaccount   Subaccount   Subaccount Subaccount
                   ----------- ------------- ---------- ----------
                     1996*         1996*       1996*      1996*
                   ----------- ------------- ---------- ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $   (1,035)   $  2,591     $    458   $ 12,680
 Net realized
  gains (losses).     (40,018)         56         (391)     1,327
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........      (2,665)      5,307        6,400     23,553
                   ----------- ------------- ---------- ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     (43,718)      7,954        6,507     37,560
From policyholder
 transactions:
 Net premiums
  from
  policyholders .   1,120,880     148,617      858,546    767,660
 Net benefits to
  policyholders..    (579,637)     (4,276)     (26,730)   (42,864)
                   ----------- ------------- ---------- ----------
Net increase in
 net assets from
 policyholder
 transactions....     541,243     144,341      831,816    724,796
                   ----------- ------------- ---------- ----------
Net increase in
 net assets......     497,525     152,295      838,323    762,356
Net assets at
 beginning of
 period..........         --          --           --         --
                   ----------- ------------- ---------- ----------
Net assets at end
 of period.......  $  497,525    $152,295     $838,323   $762,356
                   =========== ============= ========== ==========

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                              Mid Cap
                                                               Value
                          Money Market Subaccount           Subaccount   Special Opportunities Subaccount
                   ---------------------------------------  ----------- ---------------------------------------
                       1996          1995         1994         1996*        1996         1995       1994**
                   ------------  ------------  -----------  ----------- ------------  -----------  ------------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income.........  $    256,599  $    107,629  $    34,061   $  6,501   $    217,017  $    35,210  $     886
 Net realized
  gains (losses).           --            --           --         845        317,400       28,812       (117)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........           --            --           --      13,910        344,786      185,349      3,155
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......       256,599       107,629       34,061     21,256        879,203      249,371      3,924
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    36,814,029    19,983,940    7,344,361    324,248      4,939,686    1,639,491    333,168
 Net benefits to
  policyholders..   (31,658,283)  (17,720,190)  (5,123,289)    (9,188)    (1,301,761)    (551,692)    (4,202)
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase in
 net assets from
 policyholder
 transactions....     5,155,746     2,263,750    2,221,072    315,060      3,637,925    1,087,799    328,966
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase in
 net assets......     5,412,345     2,371,379    2,255,133    336,316      4,517,128    1,337,170    332,890
Net assets at
 beginning of
 period..........     4,626,512     2,255,133          --         --       1,670,060      332,890        --
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net assets at end
 of period.......  $ 10,038,857  $  4,626,512  $ 2,255,133   $336,316   $  6,187,188  $ 1,670,060  $ 332,890
                   ============  ============  ===========   ========   ============  ===========  =========
                   Real Estate Equity Subaccount        Growth & Income Subaccount
                   --------------------------------- ------------------------------------
                      1996       1995       1994        1996         1995        1994
                   ----------- ---------- ---------- ------------ ----------- -----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income.........  $   45,657  $  29,812  $  10,220  $ 2,967,234  $  646,215  $   67,746
 Net realized
  gains (losses).      19,122        613    (10,840)     512,402     170,322      (1,272)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     191,067     25,077      9,936     (496,647)    322,628     (67,362)
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     255,846     55,502      9,316    2,982,989   1,139,165        (888)
From policyholder
 transactions:
 Net premiums
  from
  policyholders..     748,683    466,306    525,631   19,263,021   8,168,426   1,606,781
 Net benefits to
  policyholders..    (295,788)  (370,910)  (115,063)  (5,502,524) (1,740,418)   (253,270)
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase in
 net assets from
 policyholder
 transactions....     452,895     95,396    410,568   13,760,497   6,428,008   1,353,511
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase in
 net assets......     708,741    150,898    419,884   16,743,486   7,567,173   1,352,623
Net assets at
 beginning of
 period..........     570,782    419,884        --     8,919,796   1,352,623         --
                   ----------- ---------- ---------- ------------ ----------- -----------
Net assets at end
 of period.......  $1,279,523  $ 570,782  $ 419,884  $25,663,282  $8,919,796  $1,352,623
                   =========== ========== ========== ============ =========== ===========

 * From May 1, 1996 (commencement of operations).

** From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                                          Small Cap  International   Equity
                                                               Short-Term U.S.              Value    Opportunities   Index
                          Managed Subaccount                Government Subaccount         Subaccount  Subaccount   Subaccount
                   -----------------------------------  --------------------------------  ---------- ------------- ----------
                      1996         1995        1994        1996         1995     1994**     1996*        1996*       1996*
                   -----------  -----------  ---------  -----------  ----------  -------  ---------- ------------- ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $ 1,246,046  $   305,796  $  11,667  $   172,660  $   61,585  $   306   $  7,773    $  1,526    $   21,338
 Net realized
  gains (losses).      124,493      179,131     (4,727)     (52,888)      8,251       (1)        58         242        17,398
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     (507,517)      51,622     (8,296)      (7,734)     22,112     (325)    14,046      36,666        55,782
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      863,022      536,549     (1,356)     112,038      91,948      (20)    21,877      38,434        94,518
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    9,996,216    5,502,408    859,794    8,757,242   2,439,840   41,816    335,271     960,081     1,282,798
 Net benefits to
  policyholders..   (3,151,700)  (2,875,967)  (211,705)  (7,683,085)   (364,204)    (333)   (16,141)    (89,402)     (403,009)
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase in
 net assets from
 policyholder
 transactions....    6,844,516    2,626,441    648,089    1,074,157   2,075,636   41,483    319,130     870,679       879,789
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase in
 net assets......    7,707,538    3,162,990    646,733    1,186,195   2,167,584   41,463    341,007     909,113       974,307
Net assets at
 beginning of
 period..........    3,809,723      646,733        --     2,209,047      41,463      --         --          --            --
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net assets at end
 of period.......  $11,517,261  $ 3,809,723  $ 646,733  $ 3,395,242  $2,209,047  $41,463   $341,007    $909,113    $  974,307
                   ===========  ===========  =========  ===========  ==========  =======   ========    ========    ==========
                                Turner      Edinburgh     Frontier
                   Strategic     Core     International   Capital
                      Bond      Growth       Equity     Appreciation
                   Subaccount Subaccount   Subaccount    Subaccount
                   ---------- ----------- ------------- ------------
                     1996*      1996*         1996*        1996*
                   ---------- ----------- ------------- ------------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..   $  7,076  $   19,638   $    2,983    $   (1,679)
 Net realized
  gains (losses).         22      (9,767)      (2,433)      (21,044)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........       (591)     16,054      (12,286)        5,101
                   ---------- ----------- ------------- ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      6,507      25,925      (11,736)      (17,622)
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    259,231   1,135,180    1,021,041     1,535,063
 Net benefits to
  policyholders..     (7,110)   (506,352)     (80,162)     (549,363)
                   ---------- ----------- ------------- ------------
Net increase in
 net assets from
 policyholder
 transactions....    252,121     628,828      940,879       985,700
                   ---------- ----------- ------------- ------------
Net increase in
 net assets......    258,628     654,753      929,143       968,078
Net assets at
 beginning of
 period..........        --          --           --            --
                   ---------- ----------- ------------- ------------
Net assets at end
 of period.......   $258,628  $  654,753   $  929,143    $  968,078
                   ========== =========== ============= ============

 * From May 1, 1996 (commencement of operations).

** From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-one subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund, Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-one Portfolios of the Fund and of M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

2. SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from
 .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1996, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1996 were as follows:

                                               Shares
Portfolio                                       Owned      Cost        Value
---------                                      ------      ----        -----
Large Cap Growth.............................   967,051 $17,864,249 $16,915,393
Sovereign Bond...............................   530,744   5,224,985   5,185,747
International Equities.......................   340,514   5,486,692   5,731,199
Small Cap Growth.............................    50,081     500,190     497,525
International Balanced.......................    14,654     146,989     152,295
Mid Cap Growth...............................    82,009     831,883     838,323
Large Cap Value..............................    68,746     738,803     762,356
Money Market................................. 1,003,886  10,038,857  10,038,857
Mid Cap Value................................    29,635     322,406     336,316
Special Opportunities........................   374,484   5,653,898   6,187,188
Real Estate Equity...........................    87,427   1,053,443   1,279,523
Growth & Income.............................. 1,751,234  25,904,663  25,663,282
Managed......................................   862,567  11,981,412  11,517,261
Short-Term U.S. Government...................   337,936   3,381,189   3,395,242
Small Cap Value..............................    31,780     326,961     341,007
International Opportunities..................    85,789     872,447     909,113
Equity Index.................................    87,799     918,525     974,307
Strategic Bond...............................    25,460     259,219     258,628
Turner Core Growth...........................    56,444     638,699     654,753
Edinburgh International Equity...............    94,043     941,429     929,143
Frontier Capital Appreciation................    77,323     962,978     968,078

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS--CONTINUED

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund for the period ended December 31, 1996, were as follows:

Portfolio                                                Purchases     Sales
---------                                                ---------     -----
Large Cap Growth....................................... $13,801,918 $ 3,291,328
Sovereign Bond.........................................   4,228,908     367,218
International Equities.................................   4,596,976   1,724,053
Small Cap Growth.......................................   1,088,331     548,123
International Balanced.................................     149,257       2,270
Mid Cap Growth.........................................     853,272      20,998
Large Cap Value........................................     764,170      26,694
Money Market...........................................  20,675,470  15,263,124
Mid Cap Value..........................................     330,711       9,150
Special Opportunities..................................   5,044,400   1,189,458
Real Estate Equity.....................................     650,379     151,826
Growth & Income........................................  19,938,274   3,210,534
Managed................................................   9,970,006   1,888,444
Short-Term U.S. Government.............................   4,417,686   3,170,870
Small Cap Value........................................     342,052      15,149
International Opportunities............................     948,368      76,163
Equity Index...........................................   1,295,138     394,011
Strategic Bond.........................................     265,544       6,347
Turner Core Growth.....................................     928,008     279,542
Edinburgh International Equity.........................   1,129,122     185,260
Frontier Capital Appreciation..........................   1,259,852     275,830

              REPORTS OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account S
 of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Subaccounts) as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                              Ernst & Young LLP

Boston, Massachusetts

February 7, 1997


                               ----------------

Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 7, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, the Company's financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for a stock life insurance company wholly-owned by a mutual life insurance company and with reporting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. As described in Note 1, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                              Ernst & Young LLP

Boston, Massachusetts

February 14, 1997

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                               December 31
                                                            ------------------
                                                              1996      1995
                                                              ----      ----
                                                              (In millions)
Assets
Bonds--Note 7.............................................. $  753.5  $  552.8
Preferred stocks...........................................      9.6       5.0
Common stocks..............................................      1.4       1.7
Investment in affiliates...................................     72.0      65.3
Mortgage loans on real estate--Note 7......................    212.1     146.7
Real estate................................................     38.8      36.4
Policy loans...............................................     80.8      61.8
Cash items:
  Cash in banks............................................     26.7      11.6
  Temporary cash investments...............................      5.2      65.0
                                                            --------  --------
                                                                31.9      76.6
Premiums due and deferred..................................     36.8      39.6
Investment income due and accrued..........................     22.6      18.6
Other general account assets...............................     17.8      20.8
Assets held in separate accounts...........................  3,290.5   2,421.0
                                                            --------  --------
TOTAL ASSETS............................................... $4,567.8  $3,446.3
                                                            ========  ========
Obligations and Stockholder's Equity
OBLIGATIONS
  Policy reserves.......................................... $  877.8  $  612.3
  Federal income and other taxes payable--Note 1...........     29.4      14.2
  Other accrued expenses...................................     75.1     138.7
  Asset valuation reserve--Note 1..........................     16.6      15.4
  Obligations related to separate accounts.................  3,285.8   2,417.0
                                                            --------  --------
TOTAL OBLIGATIONS..........................................  4,284.7   3,197.6
Stockholder's Equity--Notes 2 and 6
  Common Stock, $50 par value; authorized 50,000 shares;
   issued and
   outstanding 50,000 shares...............................      2.5       2.5
  Paid-in capital..........................................    377.5     377.5
Unassigned deficit.........................................    (96.9)   (131.3)
                                                            --------  --------
TOTAL STOCKHOLDER'S EQUITY.................................    283.1     248.7
                                                            --------  --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY................. $4,567.8  $3,446.3
                                                            ========  ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                       Year ended December 31
                                                       ------------------------
                                                          1996         1995
                                                          ----         ----
                                                           (In millions)
Income
  Premiums............................................ $     820.6  $    570.9
  Net investment income--Note 4.......................        76.1        62.1
  Other, net..........................................       406.0        85.7
                                                       -----------  ----------
                                                           1,302.7       718.7
Benefits and Expenses
  Payments to policyholders and beneficiaries.........       236.1       213.4
  Additions to reserves to provide for future payments
   to policyholders and beneficiaries.................       790.1       282.4
  Expenses of providing service to policyholders and
   obtaining new insurance--Note 6....................       183.8       150.7
  State and miscellaneous taxes.......................        17.3        12.7
                                                       -----------  ----------
                                                           1,227.3       659.2
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES
     AND NET REALIZED CAPITAL GAINS (LOSSES)..........        75.4        59.5
Federal income taxes--Note 1..........................        38.6        28.4
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL
     GAINS (LOSSES)...................................        36.8        31.1
Net realized capital gains (losses)--Note 5...........        (1.5)        0.5
                                                       -----------  ----------
    NET INCOME........................................        35.3        31.6
Unassigned deficit at beginning of year...............      (131.3)     (162.1)
Net unrealized capital gains (losses) and other ad-
 justments--Note 5....................................         2.5        (3.0)
Other reserves and adjustments........................        (3.4)        2.2
                                                       -----------  ----------
    UNASSIGNED DEFICIT AT END OF YEAR................. $     (96.9) $   (131.3)
                                                       ===========  ==========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                      ----------------------
                                                         1996         1995
                                                         ----         ----
                                                           (In millions)
Cash flows from operating activities:
  Insurance premiums................................. $     824.2  $     574.0
  Net investment income..............................        73.4         59.2
  Benefits to policyholders and beneficiaries........      (212.7)      (198.3)
  Dividends paid to policyholders....................       (15.7)       (13.2)
  Insurance expenses and taxes.......................      (196.6)      (161.5)
  Net transfers to separate accounts.................      (524.2)      (257.4)
  Other, net.........................................       386.7         55.1
                                                      -----------  -----------
      NET CASH PROVIDED FROM OPERATIONS..............       335.1         57.9
                                                      -----------  -----------
Cash flows used in investing activities:
  Bond purchases.....................................      (489.9)      (172.5)
  Bond sales.........................................       228.3         18.9
  Bond maturities and scheduled redemptions..........        27.8         36.0
  Bond prepayments...................................        31.9         20.6
  Stock purchases....................................        (6.5)        (1.7)
  Proceeds from stock sales..........................         0.4          1.4
  Real estate purchases..............................       (10.5)       (16.2)
  Real estate sales..................................         8.5          9.3
  Other invested assets purchases....................         0.0         (0.4)
  Proceeds from the sale of other invested assets....         1.5          0.3
  Mortgage loans issued..............................       (84.4)       (19.8)
  Mortgage loan repayments...........................        17.7         21.1
  Other, net.........................................      (104.6)        45.7
                                                      -----------  -----------
      NET CASH USED IN INVESTING ACTIVITIES..........      (379.8)       (57.3)
                                                      -----------  -----------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH IN-
 VESTMENTS...........................................       (44.7)         0.6
Cash and temporary cash investments at beginning of
 year................................................        76.6         76.0
                                                      -----------  -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR... $      31.9  $      76.6
                                                      ===========  ===========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP). The 1995 financial statements presented for comparative purposes were previously described as being prepared in accordance with GAAP for stock life insurance companies wholly-owned by a mutual life insurance company. Pursuant to Financial Accounting Standards Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended, which is effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; and (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1999 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit cannot be determined at this time and could be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at market. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.2 million in 1996 and $0.5 million in 1995.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities,

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1996, the IMR, net of 1996 amortization of $1.2 million, amounted to $5.9 million, which is included in policy reserves. The corresponding 1995 amounts were $1.2 million and $6.9 million, respectively.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the summary of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Values of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1996. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 and 1996.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $33.5 million in 1996 and $32.2 million in 1995.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

No provision is generally recognized for temporary differences that may exist between financial reporting and taxable income or loss.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassifications: Certain 1995 amounts have been reclassified to permit comparison with the corresponding 1996 amounts.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2--CAPITALIZATION

In prior years, the Company received capital contributions from John Hancock, with a portion of the contributed capital being credited to common stock, although no additional shares were issued. This practice, which is acceptable to statutory authorities, has the effect of stating the carrying value of issued shares of common stock at amounts other than $50 per share par value with the offset reflected in paid-in capital.

At December 31, 1994, the Company had 50,000 shares authorized with 20,000 shares issued and outstanding. On February 16, 1995, the Company issued the remaining 30,000 shares to John Hancock and transferred $22.5 million from common stock to paid-in capital. The par value per share is $50.

NOTE 3--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1996 and 1995. Unamortized goodwill at December 31, 1996 was $15.2 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                                    1996   1995
                                                                    ----   ----
                                                                   (In millions)
Investment expenses............................................... $  7.0 $  5.1
Depreciation expense..............................................    0.9    1.0
Investment taxes..................................................    0.5    0.5
                                                                   ------ ------
                                                                   $  8.4 $  6.6
                                                                   ====== ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from asset sales............................. $ (0.2) $  4.0
Capital gains tax...............................................   (1.0)   (2.5)
Net capital gains transferred to IMR............................   (0.3)   (1.0)
                                                                 ------  ------
  Realized Capital Gains (Losses)............................... $ (1.5) $  0.5
                                                                 ======  ======

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from changes in security values and book
 value adjustments.............................................. $  3.7  $ (0.2)
Increase in asset valuation reserve.............................   (1.2)   (2.8)
                                                                 ------  ------
  Net Unrealized Capital Gains (Losses) and Other Adjustments... $  2.5  $ (3.0)
                                                                 ======  ======

NOTE 6--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1996 and 1995 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $111.7 million and $97.9 million in 1996 and 1995, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $1.6 million and $1.8 million in 1996 and 1995, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

Effective January 1, 1994, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1996, 1995 and 1994 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.5 million and $32.7 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $15.7 million and $20.3 million in 1996 and 1995, respectively.

Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 and 1996 issues of retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, John Hancock transferred $23.2 million of cash for surrender benefits, tax, reserve increase, commission, expense allowances and premium to the Company, which increased the Company's net gain from operations by $15.1 million in 1996.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1996          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 44.4     $ 0.2       $0.2    $ 44.4
Obligations of states and political sub-
 divisions..............................     12.6       0.4        0.0      13.0
Debt securities issued by foreign gov-
 ernments...............................      0.8       0.1        0.0       0.9
Corporate securities....................    623.2      29.8        3.4     649.6
Mortgage-backed securities..............     72.5      10.2        0.1      82.6
                                           ------     -----       ----    ------
  Total bonds...........................   $753.5     $40.7       $3.7    $790.5
                                           ======     =====       ====    ======
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1995          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 89.0     $ 0.5       $0.0    $ 89.5
Obligations of states and political sub-
 divisions..............................     11.4       1.1        0.0      12.5
Debt securities issued by foreign gov-
 ernments...............................      1.3       0.2        0.0       1.5
Corporate securities....................    445.6      44.1        1.6     488.1
Mortgage-backed securities..............      5.5       0.3        0.1       5.7
                                           ------     -----       ----    ------
Total bonds.............................   $552.8     $46.2       $1.7    $597.3
                                           ======     =====       ====    ======

The statement value and fair value of bonds at December 31, 1996, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                               Statement  Fair
                                                                 Value   Value
                                                               --------- -----
                                                                (In millions)
Due in one year or less.......................................  $ 51.6   $ 52.9
Due after one year through five years.........................   260.8    267.7
Due after five years through ten years........................   244.3    253.7
Due after ten years...........................................   124.3    133.6
                                                                ------   ------
                                                                 681.0    707.9
Mortgage-backed securities....................................    72.5     82.6
                                                                ------   ------
                                                                $753.5   $790.5
                                                                ======   ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS--CONTINUED

Proceeds from sales of bonds during 1996 and 1995 were $228.3 million and $18.9 million, respectively. Gross gains of $1.3 million in 1996 and $0.2 million in 1995 and gross losses of $2.1 million in 1996 and $0.1 million in 1995 were realized on these transactions.

The cost of common stocks was $0.0 million and $0.1 million at December 31, 1996 and 1995, respectively. Gross unrealized appreciation on common stocks totaled $1.4 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1996. The fair value of preferred stock totaled $9.6 million at December 31, 1996 and $5.2 million at December 31, 1995.

Bonds with amortized cost of $11.3 million were nonincome producing for the twelve months ended December 31, 1996.

At December 31, 1996, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                           Statement
     Property Type           Value
     -------------         ---------
                         (In millions)
Apartments..............    $ 96.0
Industrial..............      35.0
Office buildings........      11.3
Retail..................      29.0
Agricultural............      28.9
Other...................      11.9
                            ------
                            $212.1
                            ======

       Geographic          Statement
     Concentration           Value
     -------------         ---------
                         (In millions)
East North Central......    $ 31.1
Middle Atlantic.........      11.5
Mountain................       7.6
New England.............      27.6
Pacific.................      49.9
South Atlantic..........      58.8
West South Central......      25.6
                            ------
                            $212.1
                            ======

At December 31, 1996, the fair values of the commercial and agricultural mortgage loans portfolios were $189.0 million and $30.4 million, respectively. The corresponding amounts as of December 31, 1995 were approximately $132.1 million and $22.2 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1996 were 8.69% and 7.04% for agricultural loans and 8.5% and 7.2% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively. The corresponding amounts in 1995 were $72.4 million, $8.7 million, and $12.1 million, respectively.

To the extent that an assuming reinsurance company is unable to meet its obligations under a reinsurance agreement, the Company remains liable as the direct insurer on all risks reinsured.

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2006. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2006.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not in the future cash requirements, as the Company intends to close the open positions prior to settlement.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:

                                                                   December 31
                                                                  -------------
                                                                   1996   1995
                                                                   ----   ----
                                                                  (In millions)
Futures contracts to sell securities............................  $  73.0 $ 0.0
                                                                  ======= =====
Notional amount of interest rate swaps, currency rate swaps, and interest rate caps to:
  Receive variable rates........................................  $ 215.9 $ 0.0
                                                                  ======= =====
  Receive fixed rates...........................................  $  26.6 $ 5.0
                                                                  ======= =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. The Company believes the risk of incurring losses due to the nonperformance by its counterparties is remote and that any such losses would be immaterial.

Based on the market rates in effect at December 31, 1996, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $2.3 million, $(8.2) million and $(2.0) million, respectively. The corresponding amounts as of December 31, 1995 were $0.0 million.

NOTE 10--POLICYHOLDERS' RESERVES AND BENEFICIARIES' FUND

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal and subject to discretionary withdrawal (without adjustment) are summarized as follows:

                                                      December 31, 1996 Percent
                                                      ----------------- -------
                                                        (In millions)
Subject to discretionary withdrawal at book value
 less surrender charge...............................      $441.9         89.3%
Subject to discretionary withdrawal at book value
 (without adjustment)................................        53.0         10.7
                                                           ------        -----
Total annuity reserves and deposit liabilities.......      $494.9        100.0%
                                                           ======        =====

NOTE 11--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and real estate and issue real estate mortgages totalling $42.1 million, $0.1 million, and $33.5 million, respectively, at December 31, 1996. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The fair value of the commitments described above is $76.2 million at December 31, 1996. The majority of these commitments expire in 1997.

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1996. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                   Year ended December 31
                                               --------------------------------
                                                    1996             1995
                                               ---------------  ---------------
                                               Carrying  Fair   Carrying  Fair
                                                Amount  Value    Amount  Value
                                               -------- ------  -------- ------
                                                        (In millions)
Assets
  Bonds--Note 7...............................  $753.5  $790.5   $552.8  $597.3
  Preferred stocks--Note 7....................     9.6     9.6      5.0     5.2
  Common stocks--Note 7.......................     1.4     1.4      1.7     1.7
  Mortgage loans on real estate--Note 7.......   212.1   219.4    146.7   154.3
  Policy loans--Note 1........................    80.8    80.8     61.8    61.8
  Cash and cash equivalents--Note 1...........    31.9    31.9     76.6    76.6
Derivatives liabilities relating to:--Note 9
  Interest rate swaps.........................     --      2.3      --      0.0
  Currency rate swaps.........................     --     (8.2)     --      0.0
  Interest rate caps..........................     --     (2.0)     --      0.0
Liabilities
  Commitments--Note 11........................     --     76.2      --     23.8

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

    Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

    Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

    Option 2B--Income for a Fixed Period, with each payment as declared.

    Option 3--Life Income with Payments for a Guaranteed Period.

    Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

    Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

  The tax treatment of the Policy proceeds may vary, depending on which settlement option is chosen and when. You should consult your tax advisor in this regard.

ADDITIONAL INSURANCE BENEFITS

  On payment of an additional premium or charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as the yearly renewable term benefits discussed below, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

  YEARLY RENEWABLE TERM INSURANCE. This is term insurance on the life of one of the insureds under the base Policy and payable upon the death of the covered insured person. This insurance is level or decreasing in amount and may be applied for, or increased, at any time upon evidence of insurability and any other underwriting requirements. The yearly coverage also may be cancelled by the Owner at any time. The charges for this coverage will be separately billed to and paid by the Owner and not out of Account Value. An increase or a decrease in this insurance may have significant tax consequences. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if on the death of the last surviving insured there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the Owner was one of the insureds, his or her estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Servicing Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  If a Policy has joint Owners, both Owners must join in any request or instructions to JHVLICO under the Policy.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of an insured has been misstated, JHVLICO will adjust the Policy benefits to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted by Account Value.

  SUICIDE. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, the death benefit will be limited as described in the Policy. Subject to terms and conditions set forth in the Policy, we will make coverage available to any surviving insured, if the surviving insured elects such coverage within 60 days after the suicide.

  AGE AND POLICY ANNIVERSARIES. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue.

  INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the life time of an insured for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Servicing Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                   APPENDIX--ILLUSTRATION OF DEATH BENEFITS,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for identified issue ages, Planned Premium schedule and Sum Insured and shows how the death benefit and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the death benefit and surrender value figures set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for Option A, without the Extra Death Benefit feature, as well as for Option B death benefits. The death benefit and Surrender Value for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued in a state in which no distinctions are made based on the gender of the insureds.

  The amounts shown for the death benefit and Surrender Value are as of the end of each Policy year. The first two tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges will apply in each year illustrated. The two tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of .61%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Funds (equivalent to an effective annual rate of .19%). For a description of expenses charged to the Portfolios, see the attached Prospectuses for the Funds. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Accounts for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a state premium tax charge in the amount of 2.35% of all premiums paid.

  The tables assume that the Guaranteed Minimum Death Benefit has not been elected beyond the tenth Policy year and that no Additional Sum Insured or optional rider benefits have been elected.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Total Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

PLAN:FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP

   $1,000,000 TOTAL SUM INSURED
   MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
   FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
   OPTION A DEATH BENEFIT
   NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
   USING CURRENT CHARGES

                                    Death Benefit                  Surrender Value
                           -------------------------------- ------------------------------
                                Assuming hypothetical           Assuming hypothetical
End of   Planned Premiums       gross annual return of          gross annual return of
Policy    accumulated at   -------------------------------- ------------------------------
 Year   5% annual interest     0%         6%        12%        0%        6%        12%
------  ------------------ ---------- ---------- ---------- -------- ---------- ----------
   1        $   16,768     $1,000,000 $1,000,000 $1,000,000 $  9,117 $    9,695 $   10,275
   2            34,374      1,000,000  1,000,000  1,000,000   21,190     23,052     24,984
   3            52,861      1,000,000  1,000,000  1,000,000   31,417     35,285     39,451
   4            72,271      1,000,000  1,000,000  1,000,000   42,414     49,035     56,444
   5            92,653      1,000,000  1,000,000  1,000,000   53,123     63,269     75,070
   6           114,053      1,000,000  1,000,000  1,000,000   64,979     79,510     97,071
   7           136,524      1,000,000  1,000,000  1,000,000   76,650     96,468    121,353
   8           160,118      1,000,000  1,000,000  1,000,000   88,130    114,167    148,148
   9           184,891      1,000,000  1,000,000  1,000,000   99,419    132,637    177,717
  10           210,904      1,000,000  1,000,000  1,000,000  110,506    151,903    210,341
  11           238,217      1,000,000  1,000,000  1,000,000  122,657    173,334    247,744
  12           266,895      1,000,000  1,000,000  1,000,000  134,538    195,644    288,979
  13           297,008      1,000,000  1,000,000  1,000,000  146,129    218,852    334,435
  14           328,626      1,000,000  1,000,000  1,000,000  157,406    242,979    384,550
  15           361,825      1,000,000  1,000,000  1,000,000  168,345    268,046    439,808
  16           396,684      1,000,000  1,000,000  1,000,000  178,919    294,078    500,760
  17           433,286      1,000,000  1,000,000  1,056,229  189,063    321,068    567,906
  18           471,718      1,000,000  1,000,000  1,155,997  198,729    349,030    641,734
  19           512,072      1,000,000  1,000,000  1,262,204  207,864    377,981    722,863
  20           554,444      1,000,000  1,000,000  1,375,469  216,411    407,943    811,972
  25           800,279      1,000,000  1,000,000  2,078,806  249,447    576,490  1,407,723
  30         1,114,034      1,000,000  1,028,117  3,093,738  246,615    776,439  2,336,406
  35         1,514,473      1,000,000  1,223,402  4,565,263  159,189  1,002,567  3,741,194

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN:FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP

   $1,000,000 TOTAL SUM INSURED
   MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
   FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
   OPTION B DEATH BENEFIT
   NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
   USING CURRENT CHARGES

                                         Death Benefit                 Surrender Value
                                -------------------------------- ----------------------------
                                     Assuming Hypothetical          Assuming Hypothetical
              Planned Premiums       Gross Annual Return of         Gross Annual Return of
   End of      Accumulated at   -------------------------------- ----------------------------
 Policy Year 5% Annual Interest     0%         6%        12%        0%       6%       12%
 ----------- ------------------ ---------- ---------- ---------- -------- -------- ----------
      1          $   16,768     $1,009,116 $1,009,695 $1,010,275 $  9,116 $  9,695 $   10,275
      2              34,374      1,020,389  1,022,251  1,024,183   21,187   23,049     24,981
      3              52,861      1,031,408  1,035,275  1,039,439   31,408   35,275     39,439
      4              72,271      1,042,391  1,049,008  1,056,413   42,391   49,008     56,413
      5              92,653      1,053,075  1,063,211  1,075,000   53,075   63,211     75,000
      6             114,053      1,064,890  1,079,399  1,096,932   64,890   79,399     96,932
      7             136,524      1,076,511  1,096,287  1,121,119   76,511   96,287    121,119
      8             160,118      1,087,932  1,113,898  1,147,786   87,932  113,898    147,786
      9             184,891      1,099,149  1,132,258  1,177,185   99,149  132,258    177,185
     10             210,904      1,110,152  1,151,386  1,209,586  110,152  151,386    209,586
     11             238,217      1,122,208  1,172,653  1,246,710  122,208  172,653    246,710
     12             266,895      1,133,971  1,194,750  1,287,567  133,971  194,750    287,567
     13             297,008      1,145,409  1,217,679  1,332,511  145,409  217,679    332,511
     14             328,626      1,156,494  1,241,440  1,381,931  156,494  241,440    381,931
     15             361,825      1,167,189  1,266,029  1,436,247  167,189  266,029    436,247
     16             396,684      1,177,456  1,291,440  1,495,926  177,456  291,440    495,926
     17             433,286      1,187,208  1,317,612  1,561,425  187,208  317,612    561,425
     18             471,718      1,196,376  1,344,500  1,633,268  196,376  344,500    633,268
     19             512,072      1,204,884  1,372,050  1,712,027  204,884  372,050    712,027
     20             554,444      1,212,647  1,400,195  1,798,322  212,647  400,195    798,322
     25             800,279      1,237,987  1,548,147  2,370,705  237,987  548,147  1,370,705
     30           1,114,034      1,215,546  1,680,050  3,250,199  215,546  680,050  2,250,199
     35           1,514,473      1,091,289  1,726,434  4,558,793   91,289  726,434  3,558,793

--------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN:FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP

   $1,000,000 TOTAL SUM INSURED
   MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
   FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
   OPTION A DEATH BENEFIT
   NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
   USING MAXIMUM CHARGES

                                         Death Benefit                 Surrender Value
                                -------------------------------- ----------------------------
                                     Assuming hypothetical          Assuming hypothetical
              Planned Premiums       gross annual return of         gross annual return of
  End of       accumulated at   -------------------------------- ----------------------------
Policy Year  5% annual interest     0%         6%        12%        0%       6%       12%
-----------  ------------------ ---------- ---------- ---------- -------- -------- ----------
     1           $   16,768     $1,000,000 $1,000,000 $1,000,000 $  8,823 $  9,391 $    9,960
     2               34,374      1,000,000  1,000,000  1,000,000   20,575   22,396     24,285
     3               52,861      1,000,000  1,000,000  1,000,000   30,456   34,225     38,285
     4               72,271      1,000,000  1,000,000  1,000,000   41,083   47,517     54,717
     5               92,653      1,000,000  1,000,000  1,000,000   51,397   61,234     72,674
     6              114,053      1,000,000  1,000,000  1,000,000   62,825   76,882     93,869
     7              136,524      1,000,000  1,000,000  1,000,000   73,873   93,003    117,022
     8              160,118      1,000,000  1,000,000  1,000,000   84,513  109,584    142,305
     9              184,891      1,000,000  1,000,000  1,000,000   94,716  126,615    169,910
    10              210,904      1,000,000  1,000,000  1,000,000  104,446  144,074    200,044
    11              238,217      1,000,000  1,000,000  1,000,000  114,600  162,935    233,991
    12              266,895      1,000,000  1,000,000  1,000,000  124,164  182,208    271,053
    13              297,008      1,000,000  1,000,000  1,000,000  133,070  201,845    311,520
    14              328,626      1,000,000  1,000,000  1,000,000  141,222  221,781    355,706
    15              361,825      1,000,000  1,000,000  1,000,000  148,516  241,943    403,974
    16              396,684      1,000,000  1,000,000  1,000,000  154,833  262,249    456,752
    17              433,266      1,000,000  1,000,000  1,000,000  159,987  282,564    514,507
    18              471,718      1,000,000  1,000,000  1,040,527  163,928  302,879    577,632
    19              512,072      1,000,000  1,000,000  1,128,138  166,447  323,057    646,084
    20              554,444      1,000,000  1,000,000  1,219,993  167,351  342,986    720,191
    25              800,279      1,000,000  1,000,000  1,754,883  137,537  434,007  1,188,369
    30            1,114,034         **      1,000,000  2,445,423    **     483,989  1,846,796
    35            1,514,473         **      1,000,000 3,345,668     **     424,051  2,741,746

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN:FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP

   $1,000,000 TOTAL SUM INSURED
   MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
   FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
   OPTION B DEATH BENEFIT
   NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
   USING MAXIMUM CHARGES

                                    Death Benefit                Surrender Value
                           -------------------------------- -------------------------
                                Assuming hypothetical         Assuming hypothetical
End of   Planned Premiums       gross annual return of        gross annual return of
Policy    accumulated at   -------------------------------- -------------------------
 Year   5% annual interest     0%         6%        12%       0%      6%       12%
------  ------------------ ---------- ---------- ---------- ------- ------- ---------
   1        $   16,768     $1,008,822 $1,009,391 $1,009,960 $ 8,822 $ 9,391 $   9,960
   2            34,374      1,019,774  1,021,594  1,023,483  20,573  22,393    24,282
   3            52,861      1,030,447  1,034,215  1,038,274  30,447  34,215    38,274
   4            72,271      1,041,061  1,047,491  1,054,687  41,061  47,491    54,687
   5            92,653      1,051,351  1,061,177  1,072,607  51,351  61,177    72,607
   6           114,053      1,062,739  1,076,774  1,093,733  62,739  76,774    93,733
   7           136,524      1,073,724  1,092,810  1,116,772  73,724  92,810   116,772
   8           160,118      1,084,272  1,109,260  1,141,871  84,272 109,260   141,871
   9           184,891      1,094,345  1,126,097  1,169,191  94,345 126,097   169,191
  10           210,904      1,103,894  1,143,279  1,198,897 103,894 143,279   198,897
  11           238,217      1,113,803  1,161,746  1,232,211 113,803 161,746   232,211
  12           266,895      1,123,042  1,180,472  1,268,357 123,042 180,472   268,357
  13           297,008      1,131,519  1,199,361  1,307,513 131,519 199,361   307,513
  14           328,626      1,139,117  1,218,284  1,349,842 139,117 218,284   349,842
  15           361,825      1,145,697  1,237,087  1,395,503 145,697 237,087   395,503
  16           396,684      1,151,113  1,255,594  1,444,658 151,113 255,594   444,658
  17           433,286      1,155,131  1,273,530  1,497,391 155,131 273,530   497,391
  18           471,718      1,157,685  1,290,781  1,553,968 157,685 290,781   553,968
  19           512,072      1,158,524  1,307,032  1,614,484 158,524 307,032   614,484
  20           554,444      1,157,423  1,321,979  1,679,067 157,423 321,979   679,067
  25           800,279      1,112,074  1,362,285  2,064,993 112,074 362,285 1,064,993
  30         1,114,034         **      1,278,838  2,537,517   **    278,838 1,537,517
  35         1,514,473         **         **      3,038,234   **      **    2,038,234

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                      [LOGO OF JOHN HANCOCK APPEARS HERE]



  POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY JOHN HANCOCK
                       PLACE, BOSTON, MASSACHUSETTS 02117

S8143-M 5/97

[LOGO OF JOHN HANCOCK                      John Hancock Variable Life
VARIABLE ESTATE PROTECTION                     Insurance Company
APPEARS HERE]                                                  (JHVLICO)


         FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP INSURANCE POLICY
                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                            JOHN HANCOCK PLACE

                       BOSTON, MASSACHUSETTS 02117

                            SERVICING OFFICE:

                           ONE JOHN HANCOCK WAY

                                SUITE 1000

                       BOSTON, MASSACHUSETTS 02217

                  TELEPHONE 1-800-REAL LIFE (1-800-732-5543)
                               FAX 617-572-5410

                          PROSPECTUS MAY 1, 1997

  The flexible premium variable life survivorship policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by any of the variable subaccounts of John Hancock Variable Life Account S (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I ("Fund"), a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The Prospectuses for the Funds, which are attached to this Prospectus, describe the investment objectives, policies and risks of investing in the Portfolios of the Funds: Growth and Income, Large Cap Growth (formerly Select Stock), Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond and Equity Index. Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

  THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT
         VALID UNLESS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            Page
SUMMARY...................................................................    1
JHVLICO and JOHN HANCOCK..................................................    7
THE ACCOUNT AND THE SERIES FUND...........................................    7
  The Account.............................................................    7
  The Series Fund.........................................................    7
THE FIXED ACCOUNT.........................................................   10
POLICY PROVISIONS AND BENEFITS............................................   10
  Requirements for Issuance of Policy.....................................   10
  Premiums................................................................   11
  Account Value and Surrender Value.......................................   13
  Policy Split Option.....................................................   14
  Death Benefits..........................................................   14
  Transfers Among Subaccounts.............................................   16
  Loan Provisions and Indebtedness........................................   17
  Default.................................................................   18
  Exchange Privilege......................................................   19
CHARGES AND EXPENSES......................................................   19
  Charges Deducted from Premiums..........................................   19
  Sales Charge............................................................   19
  Reduced Charges for Eligible Groups.....................................   20
  Charges Deducted from Account Value or Assets...........................   21
  Guarantee of Premiums and Certain Charges...............................   23
DISTRIBUTION OF POLICIES..................................................   23
TAX CONSIDERATIONS........................................................   24
  Policy Proceeds.........................................................   24
  Charge for JHVLICO's Taxes..............................................   26
  Policy Split Option.....................................................   26
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO......................   26
REPORTS...................................................................   27
VOTING PRIVILEGES.........................................................   27
CHANGES THAT JHVLICO CAN MAKE.............................................   28
STATE REGULATION..........................................................   28
LEGAL MATTERS.............................................................   28
REGISTRATION STATEMENT....................................................   28
EXPERTS...................................................................   28
FINANCIAL STATEMENTS......................................................   29
APPENDIX--OTHER POLICY PROVISIONS.........................................  A-1
  Settlement Provisions...................................................  A-1
  Additional Insurance Benefits...........................................  A-1
  General Provisions......................................................  A-1
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, SURRENDER VALUES AND ACCUMULATED
 PREMIUMS.................................................................  A-3

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                      INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:

                                                                           Page
     Account..............................................................   7
     Account Value........................................................   1
     Additional Sum Insured...............................................  15
     Age.................................................................. A-2
     Basic Sum Insured....................................................   1
     DAC Tax..............................................................  19
     Death Benefit........................................................  14
     Fixed Account........................................................  10
     Funds........................................................ Front Cover
     Grace Period.........................................................  18
     Guaranteed Minimum Death Benefit.....................................  15
     Guaranteed Minimum Death Benefit Premium.............................  11
     Indebtedness.........................................................  17
     Investment Rule......................................................  12
     Loan Assets..........................................................  17
     Minimum First Premium................................................  11
     Planned Premium......................................................  11
     Policy Anniversary................................................... A-2
     Portfolio.................................................... Front Cover
     Servicing Office.....................................................   7
     Subaccount................................................... Front Cover
     Surrender Value......................................................  13
     Target Premium.......................................................  20
     Total Sum Insured....................................................  15
     Valuation Date.......................................................  10
     Valuation Period.....................................................  10
     Variable Subaccounts.................................................   1
     7-Pay Limit..........................................................  12

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus provide life insurance coverage on two insureds, with a death benefit payable only when the last surviving insured dies. The Policies also provide for premium flexibility. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit survivorship life insurance in providing lifetime protection against economic loss resulting from the death of the second of two persons insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows. A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for processing expenses, taxes, and sales expenses. JHVLICO then places the rest of the premium into Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Fund. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insureds and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the last surviving insured dies. The death benefit proceeds will equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit under Option A equals the Total Sum Insured less any withdrawals that the Owner has made. The death benefit under Option B equals the Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured. Under Option A, the Owner may also elect an Extra Death Benefit feature that may result in a higher death benefit in some cases. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  Within limits prescribed by JHVLICO, the Owner may also elect whether to purchase the coverage as part of the "Basic Sum Insured" or as an "Additional Sum Insured." The Basic Sum Insured will not lapse during the first ten Policy years, so long as (1) specified Guaranteed Minimum Death Benefit Premiums have been paid, and (2) the Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may elect for this Guaranteed Minimum Death Benefit feature to extend beyond ten years. The Additional Sum Insured is subject to lapse, but has certain cost and other advantages.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while either of the insureds is living. The Surrender Value is the Account Value less any Indebtedness. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The minimum Total Sum Insured that may be bought at issue is $1,000,000. All persons insured must meet specified age limits and certain health and other criteria called "underwriting standards." The smoking status of the insureds is generally reflected in the insurance charges made. Policies issued under certain circumstances will not directly reflect the sexes of the insureds in either the premium rates or the charges and values under the Policy.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible, and the Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets certain other requirements.

  The minimum amount of premium required at the time of Policy issue is determined by JHVLICO based on the characteristics of each insured, the Policy's Total Sum Insured at issue, and the Policy options selected by the Owner. Unless the Guaranteed Minimum Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

  The Policy has a Guaranteed Minimum Death Benefit provision which guarantees that the basic Sum Insured will not lapse during the first ten Policy years if
(1) prescribed amounts of premiums have been paid, based on the characteristics of each insured and the amount of the Basic Sum Insured at issue and (2) any Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may at the time of application elect for this feature to be extended beyond the first ten Policy years for an additional charge.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT S?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts, each of which corresponds to one of the Portfolios of the Fund. The assets of each variable Subaccount within the Account are invested in a corresponding Portfolio of the Fund. The Portfolios of the Fund which are currently available are Growth & Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond and Equity Index.

  John Hancock receives a fee from John Hancock Variable Series Trust I for providing investment management services to each of the Portfolios. John Hancock also receives a fee for certain non-advisory Fund expenses. The following chart shows the fees received in 1996 as a percentage of each Portfolio's average daily net assets.

                                                                      Other
                                                          Total        Fund
                                  Investment              Fund       Expenses
                                  Management Other Fund Operating     Absent
Portfolio                            Fee      Expenses  Expenses  Reimbursement*
---------                         ---------- ---------- --------- --------------
Managed..........................    0.34%      0.03%     0.37%         N/A
Growth & Income..................    0.25%      0.03%     0.28%         N/A
Equity Index.....................    0.20%      0.25%     0.45%        1.61%
Large Cap Value..................    0.75%      0.25%     1.00%        1.89%
Large Cap Growth.................    0.40%      0.05%     0.45%         N/A
Mid Cap Value....................    0.80%      0.25%     1.05%        2.15%
Mid Cap Growth ..................    0.85%      0.25%     1.10%        2.34%
Special Opportunities............    0.75%      0.12%     0.87%         N/A
Real Estate Equity...............    0.60%      0.11%     0.72%         N/A
Small Cap Value..................    0.80%      0.25%     1.05%        2.06%
Small Cap Growth.................    0.75%      0.25%     1.00%        1.55%
International Balanced...........    0.85%      0.25%     1.10%        1.44%
International Equities ..........    0.60%      0.18%     0.78%         N/A
International Opportunities......    1.00%      0.25%     1.25%        2.76%
Short-Term U.S. Government.......    0.30%      0.06%     0.36%        0.79%
Sovereign Bond...................    0.25%      0.06%     0.31%         N/A
Strategic Bond...................    0.75%      0.25%     1.00%        1.57%
Money Market.....................    0.25%      0.07%     0.32%         N/A

--------

* John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of the Portfolio's average daily net assets.

  For a full description of the Fund see the Prospectus for the Fund attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  Premium Processing Charge. A 1.25% charge deducted from each premium payment. This charge will be reduced for Policies with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge of .50%.

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge. A charge deducted from each premium payment in the amount of 30% of premiums paid in the first Policy year up to the "target premium" and 3.5% of premiums paid during the first Policy year in excess of that target. The current sales charge in subsequent Policy years on premiums paid up to the target premium generally is: 15% of such premiums in each of years 2 through 5; 10% of such premiums in each of years 6 through 10; 3% of such premiums in years 11 through 20; and 0% of such premiums thereafter. The current sales charge in subsequent Policy years on premiums paid in excess of the target premium is 3.5%: of such excess premiums paid in years 2 through 10; 3% of such excess premiums paid in years 11 through 20; and 0% of such excess premiums paid thereafter. Subject to maximums set forth in the Policy, certain of these charges may be increased after the tenth Policy year.

  Issue Charge. A charge deducted monthly from Account Value in an amount equal to $55.55 for the first 5 Policy years, plus 2c per $1,000 of the Basic Sum Insured at issue for the first 3 Policy years, except that the charge per $1,000 is guaranteed not to exceed $200 per month.

  Administrative Charge. A charge deducted monthly from Account Value in an amount equal to no more than $10 all Policy years plus 3c per $1,000 of the Total Sum Insured at issue (currently $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000).

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of each of the insureds and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value.

  Guaranteed Minimum Death Benefit Charge. If the Guaranteed Minimum Death Benefit option is elected beyond the first 10 Policy years, a maximum charge starting at the beginning of the eleventh Policy year not to exceed 3c per $1,000 (currently 1c per $1,000) of the Basic Sum Insured at issue, deducted monthly from Account Value.

  Charge for Mortality and Expense Risks. A charge deducted daily from the variable Subaccounts at a maximum effective annual rate of .90% of the assets of each variable Subaccount. The current charges are: for a Policy with Sum Insured at issue of at least $1 million but less than $5 million, .625% of assets; at least $5 million but less than $15 million, .575% of assets; and $15 million or more, .525% of assets.

  Charge for Extra Mortality Risks. An additional charge, depending upon the ages of the insureds and the degree of additional mortality risk, required if either of the insureds does not qualify for the standard underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider. Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 deducted from Account Value at the time of withdrawal.

  See "Charges and Expenses" for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes; but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes."

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to the Money Market Subaccount on the date of issue of the Policy. The initial net premium is the gross Minimum First Premium, plus any additional amount of premium that has been paid prior to the date of issue, less the premium processing charge, and less the charges deducted for sales expenses, state premium taxes, and the Federal DAC Tax. These charges also apply to subsequent premium payments. Twenty days after the date of issue, the amount in the Money

Market Subaccount is reallocated among the Subaccounts in accordance with the Owner's election. Net premiums derived from payments received after this reallocation date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts. See "Premiums-- Billing, Allocation of Premium Payments (Investment Rule)."

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies." Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  The death benefit proceeds, payable when the last insured dies, will equal the death benefit of the Policy, plus any additional rider benefits included and then due, minus any Indebtedness. The death benefit payable depends on the Policy's Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

    OPTION A: The death benefit equals the Policy's current Total Sum Insured less any withdrawals of Account Value that the Owner has made. (The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured.) If this option is elected, the Owner may also elect an optional Extra Death Benefit feature, under which the death benefit will increase if and when the Policy Account Value exceeds a certain predetermined amount.

    OPTION B: The death benefit is the Policy's current Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured, and varies in amount based on investment results.

  The death benefit of the Policy under either Option A or Option B will be increased if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits" and "Tax Considerations."

  Under the Guaranteed Minimum Death Benefit provision, the Policy is guaranteed not to lapse during the first 10 Policy years, provided the amount of premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums, accumulated at 4% interest. For an additional charge, the Owner also may elect for this benefit to continue beyond the tenth Policy year. However, the Guaranteed Minimum Death Benefit will not apply to any Policy if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. The Guaranteed Minimum Death Benefit feature applies only to the Basic Sum Insured and not to any amount of Additional Sum Insured.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account

Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  The Owner may obtain a Policy loan in the maximum amount of 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate determined by JHVLICO at the start of each Policy year. This interest rate will be at an effective annual rate of 5% in the first 20 Policy years and 4.5% thereafter, accrued and compounded daily. A loan plus accrued interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Total Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed for both insureds, or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                           JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                        THE ACCOUNT AND THE SERIES FUND

THE ACCOUNT

  The Account, a separate account established under Massachusetts law in 1993, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount. Additional premiums are charged for Policies where the insured is classified as a substandard risk and a portion of these premiums is allocated to the Account.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in the corresponding Portfolio of the Fund, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Funds and made available to Owners.

THE SERIES FUND

  The Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. The Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectus for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

  Growth & Income Portfolio. The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and long-term.

  Large Cap Growth Portfolio. The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed by management to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

  Sovereign Bond Portfolio. The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable debt securities. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation.

  Money Market Portfolio. The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity. It seeks to achieve this objective by investing in a managed portfolio of high quality money market instruments.

  Managed Portfolio. The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

  Real Estate Equity Portfolio. The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

  International Equities Portfolio. The investment objective of this Portfolio is to achieve long-term growth of capital by investing primarily in foreign equity securities.

  Short-Term U.S. Government Portfolio. The investment objective of this Portfolio is to provide a high level of current income consistent with the maintenance of principal, through investment in a portfolio of short-term U.S. Treasury securities and U.S. Government agency securities.

  Special Opportunities Portfolio. The investment objective of this Portfolio is to achieve long-term capital appreciation by emphasizing investments in equity securities of issuers in various economic sectors.

  Equity Index Portfolio: to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

  Large Cap Value Portfolio: The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

  Mid Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing largely in common stocks of medium capitalization companies.

  Mid Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

  Small Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

  Small Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

  Strategic Bond Portfolio: The investment objective of this Portfolio is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity, from a portfolio of domestic and international fixed income securities.

  International Opportunities Portfolio: The investment objective of this Portfolio is to provide capital appreciation through investment in common stocks of primarily well-established, non-United States companies.

  International Balanced Portfolio: The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

  John Hancock acts as the investment manager for the above Portfolios, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc., with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Growth & Income, Large Cap Growth, Managed, Real Estate Equity and Short-Term U.S. Government Portfolios. Another indirectly owned subsidiary, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, provides sub-investment advice with respect to the Sovereign Bond, Small Cap Growth and Special Opportunities Portfolios; and John Hancock Advisers and its subsidiary, John Hancock Advisers International, Limited, located at 34 Dover Street, London, England, provide sub-investment advice with respect to the International Equities Portfolio.

  T.Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the Sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of the Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectus and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account, and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Transfers from the Fixed Account are subject to certain limitations. See "Transfers Among Subaccounts."

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates. The rate of interest declared with respect to any amount in the Fixed Account may depend on when that amount was first allocated to the Fixed Account.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                        POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Total Sum Insured at issue of $1,000,000 and a minimum Basic Sum Insured of $500,000. At the time of issue, each insured must be age 20 through 80. All persons insured must meet certain health and other criteria called "underwriting standards." The smoking status of each insured is reflected in the insurance charges made. Policies issued in certain jurisdictions will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. Amounts of coverage that JHVLICO will accept under the Policies may be limited by JHVLICO's underwriting and reinsurance procedures as in effect from time to time.

  The illustrations set forth in this Prospectus are sex distinct and, therefore, do not reflect the "unisex" rates, changes, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets the other requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of each of the insureds at issue, the Total Policy's Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be in full force and effect. See "Death Benefits." There is no grace period for the payment of the Minimum First Premium.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a grace period, unless the Guaranteed Minimum Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. See "Default."

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen, at the frequency chosen. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance." The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. Also, as described under "Death Benefits--Optional Extra Death Benefit Feature," the Optional Extra Death Benefit feature may result in a death benefit under Option A that is higher than the Total Sum Insured. If the payment of a given premium will cause the Policy Account Value to increase to such an extent that an increase in death benefit is necessary either to satisfy federal tax law requirements or because of the way the Optional Extra Death Benefit feature operates, JHVLICO has the right to not accept the excess portion of that premium payment, or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to maintain the Guaranteed Minimum Death Benefit in effect under a Policy.

  Whether or not the Guaranteed Minimum Death Benefit is in effect, JHVLICO also reserves the right to limit premium payments above the amount of the cumulative Guaranteed Minimum Death Benefit Premiums. JHVLICO will not, however, refuse to accept any premium payment that is required to keep the Policy from lapsing.

  Guaranteed Minimum Death Benefit Premiums. A Guaranteed Minimum Death Benefit feature may apply during the first ten Policy years and, if the Owner has elected, thereafter. See "Death Benefits." The Guaranteed Minimum Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of each of the insureds at issue and the Basic Sum Insured at issue. This premium will be higher than the Minimum First Premium and is 85% of the target premium (discussed under "Sales Charge"). To keep the Guaranteed Minimum Death Benefit in effect, the amount of actual premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, must at each Policy anniversary be at least equal to the Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4% interest. If this test is not satisfied on any Policy anniversary, a 61-day grace period will commence as of that anniversary and JHVLICO will notify the Owner of the shortfall. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the grace period, the Guaranteed Minimum Death Benefit feature will lapse unless and until restored as described under "Default-- Reinstatement." The Guaranteed Minimum Death Benefit will not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for an amount of premium other than the Guaranteed Minimum Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual or quarterly basis. An automatic check-writing ("premiumatic") program may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the premium processing charge, the state premium tax charge, the sales charge, and the Federal DAC Tax charge. See "Charges and Expenses." The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to any of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO. Notwithstanding the Investment Rule, any net premium (or portion thereof) credited to Account Value as of a date prior to the end of the Valuation Period that includes the 20th day following the date of issue will automatically be allocated to the Money Market Subaccount. At the end of that Valuation Period (or of the premium's date of receipt, if later), the Policy's Account Value will be reallocated automatically among the Subaccounts in accordance with the Investment Rule chosen by the Owner.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

    (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

    (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

    (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or a material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations." If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value, increased or decreased by the investment experience of the Subaccounts, increased by net premiums received and decreased by any partial withdrawal. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while either of the insureds is living and the Policy is not in a grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request or the surrendered Policy.

  If a Policy is surrendered during the second Policy year, a portion of the sales charge, equal to 5% of premiums paid in the second Policy year up to one target premium, will be refunded to the Owner.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time when at least one of the insureds is still living, provided that the Policy is not in a grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Servicing Office.

  A withdrawal will reduce any Option A death benefit by the amount withdrawn. JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's death benefit to fall below $1,000,000.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  A withdrawal may have significant tax consequences. See "Tax
Considerations."

POLICY SPLIT OPTION

  The Owner may elect a rider that permits the Policy's current Total Sum Insured to be split on a "50/50" basis into two other individual life insurance policies on the lives of the insured persons. Such a split will not require evidence of insurability of either insured, but is permitted only upon the insureds' divorce or the occurrence of certain Federal tax law changes. This rider must be elected at the time of application for a Policy, but may be cancelled at any time by the Owner. The monthly charge for the rider is 3c per $1000 of current Sum Insured. Certain conditions, described in the rider, must be met prior to effecting a Policy split. The rider automatically terminates on the date of death of the first insured to die, the Policy anniversary nearest the older insured's 80th birthday, or the date the Policy terminates, whichever is earliest.

  Tax Considerations. See "Tax Considerations--Policy Split Option", for possible tax consequences of a Policy split under the option described above.

DEATH BENEFITS

  The death benefit proceeds are payable when the last surviving insured dies while the Policy is in effect. The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the last surviving insured dies during a grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

    OPTION A: The death benefit equals the current Total Sum Insured plus any increases in death benefit described below under "Optional Extra Death Benefit Feature" and "Definition of Life Insurance", and minus the amount of any partial withdrawals that have been made over the life of the Policy.

    OPTION B: The death benefit is the current Total Sum Insured, plus the Policy Account Value at the end of the Valuation Period in which the last surviving insured dies. This death benefit is a varying amount and fluctuates with the amount of the Account Value. This death benefit is also subject to any increase described below under "Definition of Life Insurance."

The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured (discussed below).

  Owners who prefer to have favorable investment experience reflected in increased insurance coverage should choose Option B. Owners who prefer to have insurance coverage that generally does not vary in amount and lower cost of insurance charges should choose Option A.

  Optional Extra Death Benefit Feature (Option M). If Option A is elected, the Owner may also elect an Optional Extra Death Benefit feature. Pursuant to this feature the death benefit under Option A will be no less than the amount of the Policy Account Value at the beginning of the Policy year in which the last surviving insured dies, multiplied by a factor specified in the Policy. The factor is based on the younger insured's age. The Optional Extra Death Benefit feature may result in an Option A death benefit that is higher than the minimum death benefit required under Federal tax law, as described below under "Definition of Life Insurance." Although there is no special charge for the optional Extra Death Benefit feature, the monthly cost of insurance deductions will be based on the amount of death benefit then in effect, including any additional death benefit pursuant to this option. An election of this option must be made at the time of application for the Policy, although the Owner may revoke the election at any time. There may be tax consequences involved, if revoking the Optional Extra Death Benefit feature under Option A causes a reduction in death benefit. See "Tax Considerations--Policy Proceeds."

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. The higher death benefit amount will be equal to the Policy Account Value on the date of death of the last surviving insured, times a percentage based on the younger insured's age at the beginning of the Policy year of the last surviving insured's death. This percentage, which declines with age, is set out in the Policy. The monthly deductions for the cost of insurance will be based on the amount of death benefit then in effect, including any additional death benefit required to satisfy the definition of life insurance.

  Guaranteed Minimum Death Benefit. During the first 10 Policy years (and thereafter if the Owner elects), the Basic Sum Insured is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Policy anniversary, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums accumulated at 4% interest and (2) any Additional Sum Insured under a Policy is not scheduled to exceed the Basic Sum Insured at any time. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed. The election to extend the Guaranteed Minimum Death Benefit beyond ten Policy years must be made at the time of Policy issuance, and the Owner may revoke the election at any time. JHVLICO imposes a charge after the tenth Policy year if the Owner elects to extend this benefit.

  Additional Sum Insured. The Owner may apply for an amount of Additional Sum Insured under the Policy, pursuant to which an additional amount of death benefit will be paid upon the death of the last surviving insured under the Policy. Purchasers of a Policy should consider various factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The Basic Sum Insured generally cannot be increased or decreased after issue, whereas the amount of Additional Sum Insured can be decreased, or, upon application and submission of evidence of insurability, increased subsequent to Policy issuance. JHVLICO may refuse to accept any request to reduce the Additional Sum Insured (a) that would cause the Policy's current Total Sum Insured to fall below $1,000,000 or (b) if immediately following the reduction, the Policy's current death benefit would reflect an increase necessary for the Policy to continue to qualify as life insurance (see "Death Benefits--Definition of Life Insurance") or an increase pursuant to the Optional Extra Death Benefit feature. Any increase or decrease in Additional Sum Insured will become effective at the beginning of the first Policy month after JHVLICO receives in good order at its Servicing Office all information necessary to process the change, and, in the case of an increase in coverage, approves the change.

  Any decision by the Owner to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences. See "Tax Considerations--Policy Proceeds."

  Also, the Owner may elect among several forms of Additional Sum Insured coverage at the time the Owner applies for it: a level amount of coverage; an amount of coverage that increases on each Policy anniversary up to a prescribed limit; an amount of coverage that increases on each Policy anniversary to the amount of premiums paid during prior Policy years plus the Planned Premium for the current Policy year, subject to certain limits; or a combination of those forms of coverage.

  The amount of target premium under a Policy is not affected by the amount of the Additional Sum Insured. Accordingly, the amount of sales charge paid by the Owner and the amount of compensation paid to the selling insurance agent may be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured.

  The amount of any Additional Sum Insured is not included in any Guaranteed Minimum Death Benefit. Therefore, if the Policy's Account Value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured) the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the Guaranteed Minimum Death Benefit feature.

  The Additional Sum Insured is limited to 400% of the Basic Sum Insured. Generally, an Owner will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. On the other hand, for Owners that wish to take advantage of the Guaranteed Minimum Death Benefit, the proportion of the Policy's Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of Policy issue. The Guaranteed Minimum Death Benefit does not apply to either the Basic Sum Insured or any Additional Sum Insured if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. In such a case, it could be to the Owner's advantage either to increase the amount of coverage applied for as Basic Sum Insured in order that the Guaranteed Minimum Death Benefit will be available or, if such guarantee is not of value to the Owner, to maximize the proportion of the Additional Sum Insured.

  Temporary Coverage Prior to Policy Delivery. If a specified amount of premium is paid with the application for a Policy, temporary survivorship term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage under all applications with John Hancock and its affiliates will not exceed $1,000,000, and is subject to the terms and conditions described in the application for a Policy.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for up to six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. No transfers among Subaccounts may be made while the Policy is in a grace period.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provisions. Loans may be made at any time a Loan Value is available, either of the insureds is alive, and the Policy is not in a grace period. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone. The Loan Value will be 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate determined by JHVLICO at the start of each Policy Year. This interest rate will be at an effective annual rate of 5% in the first 20 Policy years, and 4.5% thereafter, compounded and accrued daily.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness." A loan will not be permitted unless it is at least $1,000. A loan may be repaid in full or in part at any time before the last surviving insured's death and while the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to a portion of JHVLICO's general account called the "Loan Assets." Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3000 of which $1000 was borrowed from the Fixed Account, then upon a repayment of $1500, $500 would be allocated to the Fixed Account and the remaining $1000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in Loan Assets is credited with interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and .5% less than the loan interest rate. Thereafter, the rate credited the Loan Assets will usually be different than the net return for the Subaccounts. Since Loan Assets and the remaining portion of the Account

Value will generally have different rates of investment return, the Account Value, the Surrender Value and any death benefit above the Total Sum Insured are all permanently affected by any Indebtedness, whether or not it is repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds 90% of the Account Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, specifying the amount that must be paid to keep the Policy in force beyond that period. Unless a repayment of at least the amount specified in the notice is made within that period.

  Tax Considerations. If the Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations."

DEFAULT

  Premium Grace Period, Default and Lapse. Unless the Guaranteed Minimum Death Benefit is in force, at the beginning of each Policy month, JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  If the Guaranteed Minimum Death Benefit is in effect and the Policy provides for an Additional Sum Insured, the grace period and lapse procedures set forth in the preceding paragraph will apply only to the Additional Sum Insured. Lapse of the Additional Sum Insured can have significant tax consequences. See "Tax Considerations--Policy Proceeds." If the Guaranteed Minimum Death Benefit has been in effect and lapses at the end of a grace period (as described in "Premiums--Guaranteed Minimum Death Benefit Premiums"), the usual default, grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the first Policy month following the lapse of the Guaranteed Minimum Death Benefit.

  The insurance under the Policy continues in full force during any grace period but, if the last surviving insured dies during the grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period, specifying the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the grace period.

  Reinstatement. A lapsed Policy (or a lapsed Additional Sum Insured, if the Basic Sum Insured remains in force or is reinstated) or the Guaranteed Minimum Death Benefit may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required (except as to a request to restore the Guaranteed Minimum Death Benefit within 1 year after the beginning of its grace period) and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the grace period (or 5 years if the request relates only to the Guaranteed Minimum Death Benefit). JHVLICO reserves the right to refuse Guaranteed Minimum Death Benefit restorations after the first. A reinstatement of the Basic Sum Insured or the Additional Sum Insured may be deemed a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                               ----------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                             CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to the sales charge (see "Sales Charge" below), the following charges are deducted from premiums:

  Premium Processing Charge. 1.25% of each premium payment will be deducted from each premium payment for collection and Policy processing costs. This charge will be reduced for a Policy with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge equal to .50%. The premium processing charge for these larger Policies will be the greater of .50% or the percentage computed pursuant to the following mathematical formula:

      1.25% X (1-[(Total Sum Insured at Issue -- $5,000,000) X .25])
                   ----------------------------------------
                                  $10,000,000

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. Premium taxes vary from state to state. The 2.35% rate is the average rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax." JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

SALES CHARGE

  A charge is made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies."

  The sales charge in the first Policy year is equal to 30% of the premiums paid up to one "target premium" and 3.5% of all premiums in excess of the target premium in that year. The target premium is established at issue and is the amount of the level premium that would be necessary to support a whole life insurance policy in the amount of the Basic Sum Insured at the maximum guaranteed cost of insurance rates, assuming deductions or charges for the other policy expenses at the maximum levels guaranteed under the Policy, and a net interest rate of 5%. Target premiums will vary based on the issue age, sex, smoking status and underwriting class of each of the insureds.

  The current sales charge for premiums paid up to one target premium in subsequent Policy years is 15% in years 2 through 5, 10% in years 6 through 10, 3% for years 11 through 20 and 0% thereafter. The current sales charge for premiums paid in excess of the target premium is 3.5% in years 2 through 10, 3% in years 11 through 20 and 0% thereafter.

  The guaranteed maximum sales charges under the Policy are no higher than the current sales charges, except that the guaranteed maximum sales charge for premiums paid up to one target premium is 4% in years 11 through 20 and 3% thereafter and, for premiums paid in excess of one target premium, is 3% after year 20. Because the Policies were first offered only in 1993, sales charges at the lower current rates are not yet applicable under any outstanding Policy.

  Notwithstanding the foregoing, if the younger insured is age 71 or older at the time of Policy issuance, the current and guaranteed sales charge in Policy year 12 and thereafter is 0%.

  An Owner may structure the timing and amount of premium payments to minimize the sales charges deducted from premium payments, although doing so involves certain risks. Paying less than one target premium in the first Policy year or paying more than one target premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten target premiums of $10,000 each, would pay total sales charges of $14,000 if he paid $10,000 in each of the first ten Policy years, but would pay total sales charges of only $9,750 if he paid $20,000 (i.e., two times the target premium amount) in every other Policy year up to the ninth Policy year. However, delaying the payment of target premiums to later Policy years could increase the risk that the Guaranteed Minimum Death Benefit may lapse and that the Account Value will be insufficient to pay monthly Policy charges as they come due. As a result, the Policy or any Additional Sum Insured may lapse. See "Default." Conversely, accelerating the payment of target premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit."

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charge and issue charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct an issue charge from Account Value, currently at the rate of $55.55 per month for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue per month for the first 3 Policy years. The charge per $1,000 of Total Sum Insured at issue is guaranteed not to exceed $200 per month. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000, the aggregate amount deducted during the first 3 Policy years would be $2,719.80.

  The issue charge is to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Administrative Charge. JHVLICO will deduct from the Account Value a maximum charge of $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue per month. The current monthly charge is $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000 and using the current administrative charge, the aggregate amount deducted during the first 10 Policy years would be $2,100.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of each of the insureds and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value (after reflecting all charges against the Account Value). The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of each of the insureds and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables, as set forth in the Policy. The insurance charge is not affected by the death of the first insured to die.

  If an insured's underwriting risk classification has worsened, any subsequently-added Additional Sum Insured coverage may have higher insurance charge rates than the Basic Sum Insured. If an insured's underwriting risk classification has improved, cost of insurance rates on the total Sum Insured may be reduced, as may the target premium with respect to subsequent premium payments.

  Lower current insurance rates are offered at most ages for insureds who qualify as non-smokers. To qualify, an insured must meet additional requirements that relate to smoking habits.

  Guaranteed Minimum Death Benefit Charge. There is no charge for any Guaranteed Minimum Death Benefit during the first 10 Policy years. If the Guaranteed Minimum Death Benefit option is elected for a period beyond the first 10 Policy years, JHVLICO deducts a charge from Account Value beginning in the eleventh Policy year. The maximum monthly charge is 3c per $1000 of the Basic Sum Insured at issue and the current monthly charge is 1c per $1,000 of the Basic Sum Insured at issue. If the Guaranteed Minimum Death Benefit lapses due to failure to pay sufficient premiums, the charge will be discontinued. Because the Policies were first offered only in 1993, no Guaranteed Minimum Death Benefit charge is yet applicable to any Policy at the current rate.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .90% of the value of the assets of each variable Subaccount attributable to the Policy. The effective annual rate of this charge will vary, depending upon the Total Sum Insured at issue. The table below shows the current levels of this charge. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.

                                                       Current Charge For
            Total Sum Insured at Issue             Mortality and Expense Risks
            --------------------------             ---------------------------
            $1 million but less than $5 million          .625% of assets
            $5 million but less than $15 million         .575% of assets
            Greater than $15 million                     .525% of assets

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the ages of the insureds and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value.

  Charges for Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider. Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value." The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fee and Other Fund Expenses. The Account purchases shares of the Funds at net asset value, a value which reflects the deduction from the assets of the Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectus for the Fund.

  The monthly deductions from Account Value described above are deducted on the date of issue and on the first day of each Policy month thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Minimum Death Benefit Premium is guaranteed not to increase. The premium processing charge, the state premium tax charge, the Federal DAC Tax charge, the issue charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The administrative charge, the Guaranteed Minimum Death Benefit Charge, the sales charge, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                           DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock, Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 45% of the target premium paid in the first Policy year, 5% of the target premium paid in the second through fifth Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any year in excess of the target premium is 3%.

  In addition, Distributors' representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V. Distributors is also the principal underwriter for John Hancock Variable Series Trust I.

                              TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance." If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance and the investment diversification requirements mentioned below, as JHVLICO believes it will, the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if a Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as an increase in Additional Sum Insured, the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  The Code and Treasury Regulations set forth requirements for the diversification of the investments underlying variable life insurance policies. JHVLICO and the Portfolios intend to comply with these requirements with respect to the Policy. Failure to meet these requirements would mean that the Policy would not be treated as a life insurance contract, subjecting the Owner to Federal income tax on the income and gains under the Policy.

  The Treasury Department has said in the past that it may issue a regulation or a ruling prescribing the circumstances in which an Owner's control over investments underlying a variable life insurance policy may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the Account, with the effect that income and gains from the Account would be included in the Owner's income for Federal income tax purposes. Under current law, we believe that JHVLICO, and not the Policy Owner, would be considered the owner of the assets of the Account. However, JHVLICO has reserved certain rights to alter the Policy and the investment alternatives of the Account if necessary to comply with any such regulation or ruling.

  The United States Congress and the Treasury Department have in the past and may in the future consider new legislation that, if enacted, could change the Federal tax treatment of life insurance policy income or death benefits. Any such change could have a retroactive effect. We suggest you consult with your legal or tax adviser, if you have any questions about this.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

POLICY SPLIT OPTION

  An Owner may elect to split a Policy into two other individual life insurance policies, as described under "Policy Split Option." A Policy split could have adverse tax consequences including, but not limited to, the recognition of taxable income in an amount up to any taxable gain in the Policy at the time of the split.

             BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

   Directors--Officers                Principal Occupations
   -------------------                ---------------------
   David F. D'Alessandro  Chairman of the Board and Chief Executive Of-
                          ficer of JHVLICO; Senior Executive Vice Pres-
                          ident and Director, John Hancock Mutual Life
                          Insurance Company.
   Henry D. Shaw          Vice Chairman of the Board and President of
                          JHVLICO; Senior Vice President, John Hancock
                          Mutual Life Insurance Company.
   Thomas J. Lee          Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Robert R. Reitano      Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Ronald J. Bocage       Director Vice President, and Counsel,
                          JHVLICO; Vice President and Counsel, John
                          Hancock Mutual Life Insurance Company.
   Joseph A. Tomlinson    Director and Vice President, JHVLICO; Vice
                          President, John Hancock Mutual Life Insurance
                          Company.
   Michele G. VanLeer     Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Robert S. Paster       Director, JHVLICO; Second Vice President,
                          John Hancock Mutual Life Insurance Company.
   Barbara L. Luddy       Director and Actuary of JHVLICO; Second Vice
                          President, John Hancock Mutual Life Insurance
                          Company.
   Daniel L. Ouellette    Vice President, Marketing, JHVLICO; Second
                          Vice President, John Hancock Mutual Life In-
                          surance Company.
   Patrick F. Smith       Controller of JHVLICO; Assistant Controller,
                          John Hancock Mutual Life Insurance Company.

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Basic Sum Insured, Additional Sum Insured, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Fund. JHVLICO will vote the shares of each of the Portfolios of the Fund which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Fund's shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Fund held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Fund's meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of the Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for the Fund. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of a Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                               STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this Prospectus have been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                            REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and JHVLICO included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Deborah
A. Poppel, F.S.A., an Actuary of JHVLICO.

                             FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                    Large Cap  Sovereign  International Small Cap  International  Mid Cap   Large Cap     Money     Mid Cap
                     Growth       Bond      Equities      Growth     Balanced      Growth     Value      Market      Value
                   Subaccount  Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                   ----------- ---------- ------------- ---------- ------------- ---------- ---------- ----------- ----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $16,915,393 $5,185,747  $5,731,199    $497,525    $152,295     $838,323   $762,356  $10,038,857  $336,316
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --         --          --          --          --           --         --           --        --
Receivable from:
 John Hancock
  Variable Series
  Trust I........       20,003     26,025      11,820           8           2       31,811         10      336,601         6
 M Fund Inc. -...           --         --          --          --          --           --         --           --        --
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Total assets.....   16,935,396  5,211,772   5,743,019     497,533     152,297      870,134    762,366   10,375,458   336,322
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..       19,803     25,968      11,736          --          --       31,800         --      336,451        --
Asset charges
 payable.........          200         57          84           8           2           11         10          150         6
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Total
 liabilities.....       20,003     26,025      11,820           8           2       31,811         10      336,601         6
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Net assets.......  $16,915,393 $5,185,747  $5,731,199    $497,525    $152,295     $838,323   $762,356  $10,038,857  $336,316
                   =========== ==========  ==========    ========    ========     ========   ========  ===========  ========
                      Special    Real Estate
                   Opportunities   Equity
                    Subaccount   Subaccount
                   -----------   ----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........   $6,187,188   $1,279,523
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --           --
Receivable from:
 John Hancock
  Variable Series
  Trust I........       10,295        4,560
 M Fund Inc. -...           --           --
                   -----------   ----------
Total assets.....    6,197,483    1,284,083
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..       10,196        4,540
Asset charges
 payable.........           99           20
                   -----------   ----------
Total
 liabilities.....       10,295        4,560
                   -----------   ----------
Net assets.......   $6,187,188   $1,279,523
                   ===========   ==========

------

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

DECEMBER 31, 1996

                                           Short-Term                                                    Turner     Edinburgh
                    Growth &                  U.S.    Small Cap  International              Strategic     Core    International
                     Income      Managed   Government   Value    Opportunities Equity Index    Bond      Growth      Equity
                   Subaccount  Subaccount  Subaccount Subaccount  Subaccount    Subaccount  Subaccount Subaccount  Subaccount
                   ----------- ----------- ---------- ---------- ------------- ------------ ---------- ---------- -------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $25,663,282 $11,517,261 $3,395,242  $341,007    $909,113      $974,307    $258,628   $     --    $     --
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --          --         --        --          --            --          --    654,753     929,143
Receivable from:
 John Hancock
  Variable Series
  Trust I........      195,552       4,549     25,689         5      32,559        21,534      19,681         --          --
 M Fund Inc. ....           --          --         --        --          --            --          --          9      11,706
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Total assets.....   25,858,834  11,521,810  3,420,931   341,012     941,672       995,841     278,309    654,762     940,849
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..      195,180       4,408     25,661        --      32,547        21,519      19,677         --      11,692
Asset charges
 payable.........          372         141         28         5          12            15           4          9          14
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Total
 liabilities.....      195,552       4,549     25,689         5      32,559        21,534      19,681          9      11,706
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Net assets.......  $25,663,282 $11,517,261 $3,395,242  $341,007    $909,113      $974,307    $258,628   $654,753    $929,143
                   =========== =========== ==========  ========    ========      ========    ========   ========    ========
                     Frontier
                     Capital
                   Appreciation
                    Subaccount
                   ------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........    $     --
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........     968,078
Receivable from:
 John Hancock
  Variable Series
  Trust I........          --
 M Fund Inc. ....      23,405
                   ----------
Total assets.....     991,483
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..      23,391
Asset charges
 payable.........          14
                   ----------
Total
 liabilities.....      23,405
                   ----------
Net assets.......    $968,078
                   ==========

------

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

                                                                                                                        Small Cap
                                                                                                                          Growth
                    Large Cap Growth Subaccount      Sovereign Bond Subaccount     International Equities Subaccount    Subaccount
                   ------------------------------  -----------------------------  ------------------------------------  ----------
                      1996        1995     1994      1996       1995      1994       1996        1995         1994        1996*
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------  ----------
Investment
 income:
 Distribution
  received from:
 John Hancock
  Variable Series
  Trust..........  $ 2,452,382  $509,637 $ 39,711  $ 242,881  $  66,972 $  7,083  $    52,188 $    19,501  $    11,324   $    512
 M Fund, Inc.....           --        --       --         --         --       --           --          --           --         --
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Total investment
 income..........    2,452,382   509,637   39,711    242,881     66,972    7,083       52,188      19,501       11,324        512
Expenses:
 Mortality and
  expense risks..       49,880    17,330    2,688     14,129      4,148      509       23,132      10,434        2,129      1,547
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net investment
 income (loss)...    2,402,502   492,307   37,023    228,752     62,824    6,574       29,056       9,067        9,195     (1,035)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).      444,487   126,908  (37,955)     5,746     21,718   (2,259)     165,730     (25,931)       5,934    (40,018)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........   (1,104,574)  180,251  (24,086)   (69,973)    34,574   (3,839)     137,729     153,715      (46,936)    (2,665)
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments.....     (660,087)  307,159  (62,041)   (64,227)    56,292   (6,098)     303,459     127,784      (41,002)   (42,683)
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  $ 1,742,415  $799,466 $(25,018) $ 164,525  $ 119,116 $    476     $332,515 $   136,851  $   (31,807)  $(43,718)
                   ===========  ======== ========  =========  ========= ========  =========== ===========  ===========   ========
                   International  Mid Cap   Large Cap
                     Balanced      Growth     Value
                    Subaccount   Subaccount Subaccount
                   ------------- ---------- ----------
                       1996*       1996*      1996*
                   ------------- ---------- ----------
Investment
 income:
 Distribution
  received from:
 John Hancock
  Variable Series
  Trust..........     $2,947       $1,177    $13,644
 M Fund, Inc.....         --           --         --
                   ---------     --------   --------
Total investment
 income..........      2,947        1,177     13,644
Expenses:
 Mortality and
  expense risks..        356          719        964
                   ---------     --------   --------
Net investment
 income (loss)...      2,591          458     12,680
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).         56         (391      1,327
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........      5,307        6,440     23,553
                   ---------     --------   --------
Net realized and
 unrealized gain
 (loss) on
 investments.....      5,363        6,049     24,880
                   ---------     --------   --------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     $7,954       $6,507    $37,560
                   =========     ========   ========

*From May 1, 1996 (commencement of operations).

See accompanying notes.
                                                     --
                                       32






                                                     )





                                                     --




                                                     --





                                                     ==

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                              Mid Cap           Special
                                               Value         Opportunities
                    Money Market Subaccount  Subaccount        Subaccount         Real Estate Equity Subaccount
                   ------------------------- ---------- ------------------------  ------------------------------
                     1996     1995    1994     1996*      1996     1995   1994**     1996      1995      1994
                   -------- -------- ------- ---------- -------- -------- ------  ---------- --------- ---------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $287,321 $119,746 $39,245  $ 6,878   $238,163 $ 40,159 $1,493  $   50,204 $  32,578 $  10,909
 M Fund, Inc.....       --       --      --       --         --       --     --          --        --        --
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Total investment
 income..........   287,321  119,746  39,245    6,878    238,163   40,159  1,493      50,204    32,578    10,909
Expenses:
 Mortality and
  expense risks..    30,722   12,117   5,184      377     21,146    4,949    607       4,547     2,766       689
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net investment
 income..........   256,599  107,629  34,061    6,501    217,017   35,210    886      45,657    29,812    10,220
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).       --       --      --       845    317,400   28,812   (117)     19,122       613   (10,840)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........       --       --      --    13,910    344,786  185,349  3,155     191,067    25,077     9,936
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....       --       --      --    14,755    662,186  214,161  3,038     210,189    25,690      (904)
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net increase
 (decrease) in
 net assets
 resulting from
 operations        $256,599 $107,629 $34,061  $21,256   $879,203 $249,371 $3,924  $  255,846 $  55,502 $   9,316
                   ======== ======== =======  =======   ======== ======== ======  ========== ========= =========
                    Growth & Income Subaccount
                   -------------------------------
                      1996        1995     1994
                   ----------- ---------- --------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $3,056,625  $  669,643 $70,819
 M Fund, Inc.....         --          --      --
                   ----------- ---------- --------
Total investment
 income..........   3,056,625     669,643  70,819
Expenses:
 Mortality and
  expense risks..      89,391      23,428   3,073
                   ----------- ---------- --------
Net investment
 income..........   2,967,234     646,215  67,746
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     512,402     170,322  (1,272)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........    (496,647)    322,628 (67,362)
                   ----------- ---------- --------
Net realized and
 unrealized gain
 (loss) on
 investments.....      15,755     492,950 (68,634)
                   ----------- ---------- --------
Net increase
 (decrease) in
 net assets
 resulting from
 operations        $2,982,989  $1,139,165 $  (888)
                   =========== ========== ========

 * From May 1, 1996 (commencement of operations).

** From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                            Small Cap  International   Equity    Strategic
                                                      Short-Term U.S.         Value    Opportunities    Index       Bond
                        Managed Subaccount         Government Subaccount    Subaccount  Subaccount   Subaccount  Subaccount
                   -----------------------------  ------------------------  ---------- ------------- ----------- ----------
                      1996       1995     1994      1996     1995   1994**    1996*        1996*        1996*      1996*
                   ----------  -------- --------  --------  ------- ------  ---------- ------------- ----------- ----------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $1,281,149  $316,774 $ 12,985  $181,937  $64,502 $ 331    $ 8,296      $ 2,965      $23,300     $7,425
 M Fund, Inc.....          --        --       --        --       --    --         --           --           --         --
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Total investment
 income..........   1,281,149   316,774   12,985   181,937   64,502   331      8,296        2,965       23,300      7,425
Expenses:
 Mortality and
  expense risks..      35,103    10,978    1,318     9,277    2,917    25        523        1,439        1,962        349
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net investment
 income (loss)...   1,246,046   305,796   11,667   172,660   61,585   306      7,773        1,526       21,338      7,076
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     124,493   179,131   (4,727)  (52,888)   8,251    (1)        58          242       17,398         22
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........    (507,517)   51,622   (8,296)   (7,734)  22,112  (325)    14,046       36,666       55,782       (591)
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (383,024)  230,753  (13,023)  (60,622)  30,363  (326)    14,104       36,908       73,180       (569)
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  $  863,022  $536,549 $ (1,356) $112,038  $91,948 $ (20)   $21,877      $38,434      $94,518     $6,507
                   ==========  ======== ========  ========  ======= =====    =======      =======      =======     ======
                                 Edinburgh     Frontier
                   Turner Core International   Capital
                     Growth       Equity     Appreciation
                   Subaccount   Subaccount   Subaccount
                   ----------- ------------- ------------
                      1996*        1996*        1996*
                   ----------- ------------- ------------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........    $    --     $     --      $     --
 M Fund, Inc.....     21,778        5,263            --
                   ----------- ------------- ------------
Total investment
 income..........     21,778        5,263            --
Expenses:
 Mortality and
  expense risks..      2,140        2,280         1,679
                   ----------- ------------- ------------
Net investment
 income (loss)...     19,638        2,983        (1,679)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     (9,767)      (2,433)      (21,044)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     16,054      (12,286)        5,101
                   ----------- ------------- ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....      6,287      (14,719)      (15,943)
                   ----------- ------------- ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    $25,925     $(11,736)     $(17,622)
                   =========== ============= ============

 * From May 1, 1996 (commencement of operations).

** From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

                       Large Cap Growth Subaccount           Sovereign Bond Subaccount      International Equities Subaccount
                   -------------------------------------  --------------------------------  ------------------------------------
                      1996         1995         1994         1996        1995       1994       1996         1995         1994
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $ 2,402,502  $   492,307  $    37,023  $  228,752  $   62,824  $  6,574  $    29,056  $     9,067  $    9,195
 Net realized
  gains (losses).      444,487      126,908      (37,955)      5,746      21,718    (2,259)     165,730      (25,931)      5,934
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........   (1,104,574)     180,251      (24,086)    (69,973)     34,574   (3,839)      137,729      153,715     (46,936)
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    1,742,415      799,466      (25,018)    164,525     119,116       476      332,515      136,851     (31,807)
From policyholder
 transactions:
 Net premiums
  from
  policyholders .   13,036,922    8,115,186    2,165,201   4,312,776   1,370,188   279,171    4,750,218    2,620,265   1,223,410
 Net benefits to
  policyholders..   (4,928,834)  (2,752,131)  (1,250,017)   (679,839)   (318,068)  (62,598)  (1,906,352)  (1,194,625)   (199,276)
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase in
 net assets from
 policyholder
 transactions....    8,108,088    5,363,055      915,184   3,632,937   1,052,120   216,573    2,843,866    1,425,640   1,024,134
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase in
 net assets......    9,850,503    6,162,521      890,166   3,797,462   1,171,236   217,049    3,176,381    1,562,491     992,327
Net assets at
 beginning of
 period..........    7,064,890      902,369       12,203   1,388,285     217,049       --     2,554,818      992,327         --
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net assets at end
 of period.......  $16,915,393  $ 7,064,890  $   902,369  $5,185,747  $1,388,285  $217,049  $ 5,731,199  $ 2,554,818  $  992,327
                   ===========  ===========  ===========  ==========  ==========  ========  ===========  ===========  ==========
                   Small Cap   International  Mid Cap   Large Cap
                     Growth      Balanced      Growth     Value
                   Subaccount   Subaccount   Subaccount Subaccount
                   ----------- ------------- ---------- ----------
                     1996*         1996*       1996*      1996*
                   ----------- ------------- ---------- ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $   (1,035)   $  2,591     $    458   $ 12,680
 Net realized
  gains (losses).     (40,018)         56         (391)     1,327
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........      (2,665)      5,307        6,400     23,553
                   ----------- ------------- ---------- ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     (43,718)      7,954        6,507     37,560
From policyholder
 transactions:
 Net premiums
  from
  policyholders .   1,120,880     148,617      858,546    767,660
 Net benefits to
  policyholders..    (579,637)     (4,276)     (26,730)   (42,864)
                   ----------- ------------- ---------- ----------
Net increase in
 net assets from
 policyholder
 transactions....     541,243     144,341      831,816    724,796
                   ----------- ------------- ---------- ----------
Net increase in
 net assets......     497,525     152,295      838,323    762,356
Net assets at
 beginning of
 period..........         --          --           --         --
                   ----------- ------------- ---------- ----------
Net assets at end
 of period.......  $  497,525    $152,295     $838,323   $762,356
                   =========== ============= ========== ==========

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                              Mid Cap
                                                               Value
                          Money Market Subaccount           Subaccount   Special Opportunities Subaccount
                   ---------------------------------------  ----------- ---------------------------------------
                       1996          1995         1994         1996*        1996         1995       1994**
                   ------------  ------------  -----------  ----------- ------------  -----------  ------------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income.........  $    256,599  $    107,629  $    34,061   $  6,501   $    217,017  $    35,210  $     886
 Net realized
  gains (losses).           --            --           --         845        317,400       28,812       (117)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........           --            --           --      13,910        344,786      185,349      3,155
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......       256,599       107,629       34,061     21,256        879,203      249,371      3,924
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    36,814,029    19,983,940    7,344,361    324,248      4,939,686    1,639,491    333,168
 Net benefits to
  policyholders..   (31,658,283)  (17,720,190)  (5,123,289)    (9,188)    (1,301,761)    (551,692)    (4,202)
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase in
 net assets from
 policyholder
 transactions....     5,155,746     2,263,750    2,221,072    315,060      3,637,925    1,087,799    328,966
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase in
 net assets......     5,412,345     2,371,379    2,255,133    336,316      4,517,128    1,337,170    332,890
Net assets at
 beginning of
 period..........     4,626,512     2,255,133          --         --       1,670,060      332,890        --
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net assets at end
 of period.......  $ 10,038,857  $  4,626,512  $ 2,255,133   $336,316   $  6,187,188  $ 1,670,060  $ 332,890
                   ============  ============  ===========   ========   ============  ===========  =========
                   Real Estate Equity Subaccount        Growth & Income Subaccount
                   --------------------------------- ------------------------------------
                      1996       1995       1994        1996         1995        1994
                   ----------- ---------- ---------- ------------ ----------- -----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income.........  $   45,657  $  29,812  $  10,220  $ 2,967,234  $  646,215  $   67,746
 Net realized
  gains (losses).      19,122        613    (10,840)     512,402     170,322      (1,272)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     191,067     25,077      9,936     (496,647)    322,628     (67,362)
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     255,846     55,502      9,316    2,982,989   1,139,165        (888)
From policyholder
 transactions:
 Net premiums
  from
  policyholders..     748,683    466,306    525,631   19,263,021   8,168,426   1,606,781
 Net benefits to
  policyholders..    (295,788)  (370,910)  (115,063)  (5,502,524) (1,740,418)   (253,270)
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase in
 net assets from
 policyholder
 transactions....     452,895     95,396    410,568   13,760,497   6,428,008   1,353,511
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase in
 net assets......     708,741    150,898    419,884   16,743,486   7,567,173   1,352,623
Net assets at
 beginning of
 period..........     570,782    419,884        --     8,919,796   1,352,623         --
                   ----------- ---------- ---------- ------------ ----------- -----------
Net assets at end
 of period.......  $1,279,523  $ 570,782  $ 419,884  $25,663,282  $8,919,796  $1,352,623
                   =========== ========== ========== ============ =========== ===========

 * From May 1, 1996 (commencement of operations).

** From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                                          Small Cap  International   Equity
                                                               Short-Term U.S.              Value    Opportunities   Index
                          Managed Subaccount                Government Subaccount         Subaccount  Subaccount   Subaccount
                   -----------------------------------  --------------------------------  ---------- ------------- ----------
                      1996         1995        1994        1996         1995     1994**     1996*        1996*       1996*
                   -----------  -----------  ---------  -----------  ----------  -------  ---------- ------------- ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $ 1,246,046  $   305,796  $  11,667  $   172,660  $   61,585  $   306   $  7,773    $  1,526    $   21,338
 Net realized
  gains (losses).      124,493      179,131     (4,727)     (52,888)      8,251       (1)        58         242        17,398
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     (507,517)      51,622     (8,296)      (7,734)     22,112     (325)    14,046      36,666        55,782
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      863,022      536,549     (1,356)     112,038      91,948      (20)    21,877      38,434        94,518
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    9,996,216    5,502,408    859,794    8,757,242   2,439,840   41,816    335,271     960,081     1,282,798
 Net benefits to
  policyholders..   (3,151,700)  (2,875,967)  (211,705)  (7,683,085)   (364,204)    (333)   (16,141)    (89,402)     (403,009)
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase in
 net assets from
 policyholder
 transactions....    6,844,516    2,626,441    648,089    1,074,157   2,075,636   41,483    319,130     870,679       879,789
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase in
 net assets......    7,707,538    3,162,990    646,733    1,186,195   2,167,584   41,463    341,007     909,113       974,307
Net assets at
 beginning of
 period..........    3,809,723      646,733        --     2,209,047      41,463      --         --          --            --
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net assets at end
 of period.......  $11,517,261  $ 3,809,723  $ 646,733  $ 3,395,242  $2,209,047  $41,463   $341,007    $909,113    $  974,307
                   ===========  ===========  =========  ===========  ==========  =======   ========    ========    ==========
                                Turner      Edinburgh     Frontier
                   Strategic     Core     International   Capital
                      Bond      Growth       Equity     Appreciation
                   Subaccount Subaccount   Subaccount    Subaccount
                   ---------- ----------- ------------- ------------
                     1996*      1996*         1996*        1996*
                   ---------- ----------- ------------- ------------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..   $  7,076  $   19,638   $    2,983    $   (1,679)
 Net realized
  gains (losses).         22      (9,767)      (2,433)      (21,044)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........       (591)     16,054      (12,286)        5,101
                   ---------- ----------- ------------- ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      6,507      25,925      (11,736)      (17,622)
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    259,231   1,135,180    1,021,041     1,535,063
 Net benefits to
  policyholders..     (7,110)   (506,352)     (80,162)     (549,363)
                   ---------- ----------- ------------- ------------
Net increase in
 net assets from
 policyholder
 transactions....    252,121     628,828      940,879       985,700
                   ---------- ----------- ------------- ------------
Net increase in
 net assets......    258,628     654,753      929,143       968,078
Net assets at
 beginning of
 period..........        --          --           --            --
                   ---------- ----------- ------------- ------------
Net assets at end
 of period.......   $258,628  $  654,753   $  929,143    $  968,078
                   ========== =========== ============= ============

 * From May 1, 1996 (commencement of operations).

** From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-one subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund, Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-one Portfolios of the Fund and of M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

2. SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from
 .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1996, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1996 were as follows:

                                                Shares
Portfolio                                       Owned       Cost        Value
---------                                       ------      ----        -----
Large Cap Growth.............................   967,051 $17,864,249 $16,915,393
Sovereign Bond...............................   530,744   5,224,985   5,185,747
International Equities.......................   340,514   5,486,692   5,731,199
Small Cap Growth.............................    50,081     500,190     497,525
International Balanced.......................    14,654     146,989     152,295
Mid Cap Growth...............................    82,009     831,883     838,323
Large Cap Value..............................    68,746     738,803     762,356
Money Market................................. 1,003,886  10,038,857  10,038,857
Mid Cap Value................................    29,635     322,406     336,316
Special Opportunities........................   374,484   5,653,898   6,187,188
Real Estate Equity...........................    87,427   1,053,443   1,279,523
Growth & Income.............................. 1,751,234  25,904,663  25,663,282
Managed......................................   862,567  11,981,412  11,517,261
Short-Term U.S. Government...................   337,936   3,381,189   3,395,242
Small Cap Value..............................    31,780     326,961     341,007
International Opportunities..................    85,789     872,447     909,113
Equity Index.................................    87,799     918,525     974,307
Strategic Bond...............................    25,460     259,219     258,628
Turner Core Growth...........................    56,444     638,699     654,753
Edinburgh International Equity...............    94,043     941,429     929,143
Frontier Capital Appreciation................    77,323     962,978     968,078

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS--CONTINUED

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund for the period ended December 31, 1996, were as follows:

Portfolio                                                 Purchases     Sales
---------                                                 ---------     -----
Large Cap Growth....................................... $13,801,918 $ 3,291,328
Sovereign Bond.........................................   4,228,908     367,218
International Equities.................................   4,596,976   1,724,053
Small Cap Growth.......................................   1,088,331     548,123
International Balanced.................................     149,257       2,270
Mid Cap Growth.........................................     853,272      20,998
Large Cap Value........................................     764,170      26,694
Money Market...........................................  20,675,470  15,263,124
Mid Cap Value..........................................     330,711       9,150
Special Opportunities..................................   5,044,400   1,189,458
Real Estate Equity.....................................     650,379     151,826
Growth & Income........................................  19,938,274   3,210,534
Managed................................................   9,970,006   1,888,444
Short-Term U.S. Government.............................   4,417,686   3,170,870
Small Cap Value........................................     342,052      15,149
International Opportunities............................     948,368      76,163
Equity Index...........................................   1,295,138     394,011
Strategic Bond.........................................     265,544       6,347
Turner Core Growth.....................................     928,008     279,542
Edinburgh International Equity.........................   1,129,122     185,260
Frontier Capital Appreciation..........................   1,259,852     275,830

            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account S
  of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Subaccounts) as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                         Ernst & Young LLP

Boston, Massachusetts
February 7, 1997

            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 7, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, the Company's financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for a stock life insurance company wholly-owned by a mutual life insurance company and with reporting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. As described in Note 1, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                         Ernst & Young LLP

Boston, Massachusetts
February 14, 1997

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                               December 31
                                                            ------------------
                                                              1996      1995
                                                              ----      ----
                                                              (In millions)
Assets
Bonds--Note 7.............................................. $  753.5  $  552.8
Preferred stocks...........................................      9.6       5.0
Common stocks..............................................      1.4       1.7
Investment in affiliates...................................     72.0      65.3
Mortgage loans on real estate--Note 7......................    212.1     146.7
Real estate................................................     38.8      36.4
Policy loans...............................................     80.8      61.8
Cash items:
  Cash in banks............................................     26.7      11.6
  Temporary cash investments...............................      5.2      65.0
                                                            --------  --------
                                                                31.9      76.6
Premiums due and deferred..................................     36.8      39.6
Investment income due and accrued..........................     22.6      18.6
Other general account assets...............................     17.8      20.8
Assets held in separate accounts...........................  3,290.5   2,421.0
                                                            --------  --------
TOTAL ASSETS............................................... $4,567.8  $3,446.3
                                                            ========  ========
Obligations and Stockholder's Equity
OBLIGATIONS
  Policy reserves.......................................... $  877.8  $  612.3
  Federal income and other taxes payable--Note 1...........     29.4      14.2
  Other accrued expenses...................................     75.1     138.7
  Asset valuation reserve--Note 1..........................     16.6      15.4
  Obligations related to separate accounts.................  3,285.8   2,417.0
                                                            --------  --------
TOTAL OBLIGATIONS..........................................  4,284.7   3,197.6
Stockholder's Equity--Notes 2 and 6
  Common Stock, $50 par value; authorized 50,000 shares;
   issued and
   outstanding 50,000 shares...............................      2.5       2.5
  Paid-in capital..........................................    377.5     377.5
Unassigned deficit.........................................    (96.9)   (131.3)
                                                            --------  --------
TOTAL STOCKHOLDER'S EQUITY.................................    283.1     248.7
                                                            --------  --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY................. $4,567.8  $3,446.3
                                                            ========  ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                       Year ended December 31
                                                       ------------------------
                                                          1996         1995
                                                          ----         ----
                                                           (In millions)
Income
  Premiums............................................ $     820.6  $    570.9
  Net investment income--Note 4.......................        76.1        62.1
  Other, net..........................................       406.0        85.7
                                                       -----------  ----------
                                                           1,302.7       718.7
Benefits and Expenses
  Payments to policyholders and beneficiaries.........       236.1       213.4
  Additions to reserves to provide for future payments
   to policyholders and beneficiaries.................       790.1       282.4
  Expenses of providing service to policyholders and
   obtaining new insurance--Note 6....................       183.8       150.7
  State and miscellaneous taxes.......................        17.3        12.7
                                                       -----------  ----------
                                                           1,227.3       659.2
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES
     AND NET REALIZED CAPITAL GAINS (LOSSES)..........        75.4        59.5
Federal income taxes--Note 1..........................        38.6        28.4
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL
     GAINS (LOSSES)...................................        36.8        31.1
Net realized capital gains (losses)--Note 5...........        (1.5)        0.5
                                                       -----------  ----------
    NET INCOME........................................        35.3        31.6
Unassigned deficit at beginning of year...............      (131.3)     (162.1)
Net unrealized capital gains (losses) and other ad-
 justments--Note 5....................................         2.5        (3.0)
Other reserves and adjustments........................        (3.4)        2.2
                                                       -----------  ----------
    UNASSIGNED DEFICIT AT END OF YEAR................. $     (96.9) $   (131.3)
                                                       ===========  ==========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                      ----------------------
                                                         1996         1995
                                                         ----         ----
                                                           (In millions)
Cash flows from operating activities:
  Insurance premiums.................................   $ 824.2      $ 574.0
  Net investment income..............................      73.4         59.2
  Benefits to policyholders and beneficiaries........    (212.7)      (198.3)
  Dividends paid to policyholders....................     (15.7)       (13.2)
  Insurance expenses and taxes.......................    (196.6)      (161.5)
  Net transfers to separate accounts.................    (524.2)      (257.4)
  Other, net.........................................     386.7         55.1
                                                        -------      -------
      NET CASH PROVIDED FROM OPERATIONS..............     335.1         57.9
                                                        -------      -------
Cash flows used in investing activities:
  Bond purchases.....................................    (489.9)      (172.5)
  Bond sales.........................................     228.3         18.9
  Bond maturities and scheduled redemptions..........      27.8         36.0
  Bond prepayments...................................      31.9         20.6
  Stock purchases....................................      (6.5)        (1.7)
  Proceeds from stock sales..........................       0.4          1.4
  Real estate purchases..............................     (10.5)       (16.2)
  Real estate sales..................................       8.5          9.3
  Other invested assets purchases....................       0.0         (0.4)
  Proceeds from the sale of other invested assets....       1.5          0.3
  Mortgage loans issued..............................     (84.4)       (19.8)
  Mortgage loan repayments...........................      17.7         21.1
  Other, net.........................................    (104.6)        45.7
                                                        -------      -------
      NET CASH USED IN INVESTING ACTIVITIES..........    (379.8)       (57.3)
                                                        -------      -------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH IN-
 VESTMENTS...........................................     (44.7)         0.6
Cash and temporary cash investments at beginning of
 year................................................      76.6         76.0
                                                        -------      -------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR...   $  31.9      $  76.6
                                                        =======      =======

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP). The 1995 financial statements presented for comparative purposes were previously described as being prepared in accordance with GAAP for stock life insurance companies wholly-owned by a mutual life insurance company. Pursuant to Financial Accounting Standards Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended, which is effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; and (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1999 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit cannot be determined at this time and could be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at market. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.2 million in 1996 and $0.5 million in 1995.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities,

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1996, the IMR, net of 1996 amortization of $1.2 million, amounted to $5.9 million, which is included in policy reserves. The corresponding 1995 amounts were $1.2 million and $6.9 million, respectively.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the summary of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Values of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1996. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 and 1996.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $33.5 million in 1996 and $32.2 million in 1995.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

No provision is generally recognized for temporary differences that may exist between financial reporting and taxable income or loss.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassifications: Certain 1995 amounts have been reclassified to permit comparison with the corresponding 1996 amounts.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2--CAPITALIZATION

In prior years, the Company received capital contributions from John Hancock, with a portion of the contributed capital being credited to common stock, although no additional shares were issued. This practice, which is acceptable to statutory authorities, has the effect of stating the carrying value of issued shares of common stock at amounts other than $50 per share par value with the offset reflected in paid-in capital.

At December 31, 1994, the Company had 50,000 shares authorized with 20,000 shares issued and outstanding. On February 16, 1995, the Company issued the remaining 30,000 shares to John Hancock and transferred $22.5 million from common stock to paid-in capital. The par value per share is $50.

NOTE 3--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1996 and 1995. Unamortized goodwill at December 31, 1996 was $15.2 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                                    1996   1995
                                                                    ----   ----
                                                                   (In millions)
Investment expenses............................................... $  7.0 $  5.1
Depreciation expense..............................................    0.9    1.0
Investment taxes..................................................    0.5    0.5
                                                                   ------ ------
                                                                   $  8.4 $  6.6
                                                                   ====== ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from asset sales............................. $ (0.2) $  4.0
Capital gains tax...............................................   (1.0)   (2.5)
Net capital gains transferred to IMR............................   (0.3)   (1.0)
                                                                 ------  ------
  Realized Capital Gains (Losses)............................... $ (1.5) $  0.5
                                                                 ======  ======

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from changes in security values and book
 value adjustments.............................................. $  3.7  $ (0.2)
Increase in asset valuation reserve.............................   (1.2)   (2.8)
                                                                 ------  ------
  Net Unrealized Capital Gains (Losses) and Other Adjustments... $  2.5  $ (3.0)
                                                                 ======  ======

NOTE 6--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1996 and 1995 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $111.7 million and $97.9 million in 1996 and 1995, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $1.6 million and $1.8 million in 1996 and 1995, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

Effective January 1, 1994, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1996, 1995 and 1994 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.5 million and $32.7 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $15.7 million and $20.3 million in 1996 and 1995, respectively.

Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 and 1996 issues of retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, John Hancock transferred $23.2 million of cash for surrender benefits, tax, reserve increase, commission, expense allowances and premium to the Company, which increased the Company's net gain from operations by $15.1 million in 1996.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1996          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 44.4     $ 0.2       $0.2    $ 44.4
Obligations of states and political sub-
 divisions..............................     12.6       0.4        0.0      13.0
Debt securities issued by foreign gov-
 ernments...............................      0.8       0.1        0.0       0.9
Corporate securities....................    623.2      29.8        3.4     649.6
Mortgage-backed securities..............     72.5      10.2        0.1      82.6
                                           ------     -----       ----    ------
  Total bonds...........................   $753.5     $40.7       $3.7    $790.5
                                           ======     =====       ====    ======
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1995          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 89.0     $ 0.5       $0.0    $ 89.5
Obligations of states and political sub-
 divisions..............................     11.4       1.1        0.0      12.5
Debt securities issued by foreign gov-
 ernments...............................      1.3       0.2        0.0       1.5
Corporate securities....................    445.6      44.1        1.6     488.1
Mortgage-backed securities..............      5.5       0.3        0.1       5.7
                                           ------     -----       ----    ------
Total bonds.............................   $552.8     $46.2       $1.7    $597.3
                                           ======     =====       ====    ======

The statement value and fair value of bonds at December 31, 1996, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                               Statement  Fair
                                                                 Value   Value
                                                               --------- -----
                                                                (In millions)
Due in one year or less.......................................  $ 51.6   $ 52.9
Due after one year through five years.........................   260.8    267.7
Due after five years through ten years........................   244.3    253.7
Due after ten years...........................................   124.3    133.6
                                                                ------   ------
                                                                 681.0    707.9
Mortgage-backed securities....................................    72.5     82.6
                                                                ------   ------
                                                                $753.5   $790.5
                                                                ======   ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS--CONTINUED

Proceeds from sales of bonds during 1996 and 1995 were $228.3 million and $18.9 million, respectively. Gross gains of $1.3 million in 1996 and $0.2 million in 1995 and gross losses of $2.1 million in 1996 and $0.1 million in 1995 were realized on these transactions.

The cost of common stocks was $0.0 million and $0.1 million at December 31, 1996 and 1995, respectively. Gross unrealized appreciation on common stocks totaled $1.4 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1996. The fair value of preferred stock totaled $9.6 million at December 31, 1996 and $5.2 million at December 31, 1995.

Bonds with amortized cost of $11.3 million were nonincome producing for the twelve months ended December 31, 1996.

At December 31, 1996, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                           Statement               Geographic          Statement
     Property Type           Value               Concentration           Value
     -------------         ---------             -------------         ---------
                         (In millions)                               (In millions)
Apartments..............    $ 96.0          East North Central......    $ 31.1
Industrial..............      35.0          Middle Atlantic.........      11.5
Office buildings........      11.3          Mountain................       7.6
Retail..................      29.0          New England.............      27.6
Agricultural............      28.9          Pacific.................      49.9
Other...................      11.9          South Atlantic..........      58.8
                                            West South Central......      25.6
                            ------                                      ------
                            $212.1                                      $212.1
                            ======                                      ======

At December 31, 1996, the fair values of the commercial and agricultural mortgage loans portfolios were $189.0 million and $30.4 million, respectively. The corresponding amounts as of December 31, 1995 were approximately $132.1 million and $22.2 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1996 were 8.69% and 7.04% for agricultural loans and 8.5% and 7.2% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively. The corresponding amounts in 1995 were $72.4 million, $8.7 million, and $12.1 million, respectively.

To the extent that an assuming reinsurance company is unable to meet its obligations under a reinsurance agreement, the Company remains liable as the direct insurer on all risks reinsured.

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2006. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2006.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not in the future cash requirements, as the Company intends to close the open positions prior to settlement.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:

                                                                   December 31
                                                                  -------------
                                                                   1996   1995
                                                                   ----   ----
                                                                  (In millions)
Futures contracts to sell securities............................  $  73.0 $ 0.0
                                                                  ======= =====
Notional amount of interest rate swaps, currency rate swaps, and interest rate caps to:
  Receive variable rates........................................  $ 215.9 $ 0.0
                                                                  ======= =====
  Receive fixed rates...........................................  $  26.6 $ 5.0
                                                                  ======= =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. The Company believes the risk of incurring losses due to the nonperformance by its counterparties is remote and that any such losses would be immaterial.

Based on the market rates in effect at December 31, 1996, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $2.3 million, $(8.2) million and $(2.0) million, respectively. The corresponding amounts as of December 31, 1995 were $0.0 million.

NOTE 10--POLICYHOLDERS' RESERVES AND BENEFICIARIES' FUND

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal and subject to discretionary withdrawal (without adjustment) are summarized as follows:

                                                      December 31, 1996 Percent
                                                      ----------------- -------
                                                        (In millions)
Subject to discretionary withdrawal at book value
 less surrender charge...............................      $441.9         89.3%
Subject to discretionary withdrawal at book value
 (without adjustment)................................        53.0         10.7
                                                           ------        -----
Total annuity reserves and deposit liabilities.......      $494.9        100.0%
                                                           ======        =====

NOTE 11--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and real estate and issue real estate mortgages totalling $42.1 million, $0.1 million, and $33.5 million, respectively, at December 31, 1996. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The fair value of the commitments described above is $76.2 million at December 31, 1996. The majority of these commitments expire in 1997.

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1996. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                   Year ended December 31
                                               --------------------------------
                                                    1996             1995
                                               ---------------  ---------------
                                               Carrying  Fair   Carrying  Fair
                                                Amount  Value    Amount  Value
                                               -------- ------  -------- ------
                                                        (In millions)
Assets
  Bonds--Note 7...............................  $753.5  $790.5   $552.8  $597.3
  Preferred stocks--Note 7....................     9.6     9.6      5.0     5.2
  Common stocks--Note 7.......................     1.4     1.4      1.7     1.7
  Mortgage loans on real estate--Note 7.......   212.1   219.4    146.7   154.3
  Policy loans--Note 1........................    80.8    80.8     61.8    61.8
  Cash and cash equivalents--Note 1...........    31.9    31.9     76.6    76.6
Derivatives liabilities relating to:--Note 9
  Interest rate swaps.........................     --      2.3      --      0.0
  Currency rate swaps.........................     --     (8.2)     --      0.0
  Interest rate caps..........................     --     (2.0)     --      0.0
Liabilities
  Commitments--Note 11........................     --     76.2      --     23.8

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

    Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

    Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

    Option 2B--Income for a Fixed Period, with each payment as declared.

    Option 3--Life Income with Payments for a Guaranteed Period.

    Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

    Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

  The tax treatment of the Policy proceeds may vary, depending on which settlement option is chosen and when. You should consult your tax advisor in this regard.

ADDITIONAL INSURANCE BENEFITS

  On payment of an additional premium or charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as the yearly renewable term benefits discussed below, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

  YEARLY RENEWABLE TERM INSURANCE. This is term insurance on the life of one of the insureds under the base Policy and payable upon the death of the covered insured person. This insurance is level or decreasing in amount and may be applied for, or increased, at any time upon evidence of insurability and any other underwriting requirements. The yearly coverage also may be cancelled by the Owner at any time. The charges for this coverage will be separately billed to and paid by the Owner and not out of Account Value. An increase or a decrease in this insurance may have significant tax consequences. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if on the death of the last surviving insured there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the Owner was one of the insureds, his or her estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Servicing Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  If a Policy has joint Owners, both Owners must join in any request or instructions to JHVLICO under the Policy.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of an insured has been misstated, JHVLICO will adjust the Policy benefits to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted from Account Value.

  SUICIDE. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, the death benefit will be limited as described in the Policy. Subject to terms and conditions set forth in the Policy, we will make coverage available to any surviving insured, if the surviving insured elects such coverage within 60 days after the suicide.

  AGE AND POLICY ANNIVERSARIES. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue.

  INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the life time of an insured for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Servicing Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                   APPENDIX--ILLUSTRATION OF DEATH BENEFITS,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for identified issue ages, Planned Premium schedule and Sum Insured and shows how the death benefit and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the death benefit and surrender value figures set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for Option A, without the Extra Death Benefit feature, as well as for Option B death benefits. The death benefit and Surrender Value for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued in a state in which no distinctions are made based on the gender of the insureds.

  The amounts shown for the death benefit and Surrender Value are as of the end of each Policy year. The first two tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges will apply in each year illustrated. The two tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of .58%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Funds (equivalent to an effective annual rate of .18%). For a description of expenses charged to the Portfolios, see the attached Prospectuses for the Funds. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Accounts for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a state premium tax charge in the amount of 2.35% of all premiums paid.

  The tables assume that the Guaranteed Minimum Death Benefit has not been elected beyond the tenth Policy year and that no Additional Sum Insured or optional rider benefits have been elected.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Total Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP

      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING CURRENT CHARGES

                                    Death Benefit                  Surrender Value
                           -------------------------------- -----------------------------
                                Assuming hypothetical           Assuming hypothetical
End of   Planned Premiums       gross annual return of         gross annual return of
Policy    accumulated at   -------------------------------- -----------------------------
 Year   5% annual interest     0%         6%        12%        0%       6%        12%
------  ------------------ ---------- ---------- ---------- -------- --------- ----------
   1        $   16,768     $1,000,000 $1,000,000 $1,000,000 $  9,121 $   9,700 $   10,279
   2            34,374      1,000,000  1,000,000  1,000,000   21,202    23,066     24,999
   3            52,861      1,000,000  1,000,000  1,000,000   31,442    35,313     39,483
   4            72,271      1,000,000  1,000,000  1,000,000   42,456    49,085     56,503
   5            92,653      1,000,000  1,000,000  1,000,000   53,186    63,347     75,166
   6           114,053      1,000,000  1,000,000  1,000,000   65,067    79,624     97,216
   7           136,524      1,000,000  1,000,000  1,000,000   76,768    96,625    121,562
   8           160,118      1,000,000  1,000,000  1,000,000   88,283   114,378    148,439
   9           184,891      1,000,000  1,000,000  1,000,000   99,609   132,911    178,110
  10           210,904      1,000,000  1,000,000  1,000,000  110,738   152,251    210,860
  11           238,217      1,000,000  1,000,000  1,000,000  122,936   173,769    248,417
  12           266,895      1,000,000  1,000,000  1,000,000  134,868   196,178    289,840
  13           297,008      1,000,000  1,000,000  1,000,000  146,513   219,499    335,522
  14           328,626      1,000,000  1,000,000  1,000,000  157,849   243,753    385,906
  15           361,825      1,000,000  1,000,000  1,000,000  168,850   268,965    441,486
  16           396,684      1,000,000  1,000,000  1,000,000  179,491   295,159    502,818
  17           433,286      1,000,000  1,000,000  1,060,875  189,705   322,330    570,405
  18           471,718      1,000,000  1,000,000  1,161,421  199,444   350,493    644,745
  19           512,072      1,000,000  1,000,000  1,268,504  208,655   379,668    726,472
  20           554,444      1,000,000  1,000,000  1,382,755  217,282   409,878    816,273
  25           800,279      1,000,000  1,000,000  2,093,118  250,767   580,122  1,417,415
  30         1,114,034      1,000,000  1,036,398  3,120,291  248,477   782,692  2,356,459
  35         1,514,473      1,000,000  1,234,835  4,612,579  161,763 1,011,937  3,779,969

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP

      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING CURRENT CHARGES

                                         Death Benefit                Surrender Value
                                -------------------------------- -------------------------
                                     Assuming Hypothetical         Assuming Hypothetical
              Planned Premiums       Gross Annual Return of       Gross Annual Return of
  End of       Accumulated at   -------------------------------- -------------------------
Policy Year  5% Annual Interest     0%         6%        12%       0%      6%       12%
-----------  ------------------ ---------- ---------- ---------- ------- ------- ---------
     1           $   16,768     $1,009,120 $1,009,699 $1,010,279 $ 9,120 $ 9,699 $  10,279
     2               34,374      1,020,401  1,022,264  1,024,197  21,200  23,063    24,996
     3               52,861      1,031,433  1,035,303  1,039,472  31,433  35,303    39,472
     4               72,271      1,042,433  1,049,058  1,056,471  42,433  49,058    56,471
     5               92,653      1,053,138  1,063,289  1,075,096  53,138  63,289    75,096
     6              114,053      1,064,978  1,079,512  1,097,076  64,978  79,512    97,076
     7              136,524      1,076,629  1,096,444  1,121,327  76,629  96,444   121,327
     8              160,118      1,088,084  1,114,108  1,148,076  88,084 114,108   148,076
     9              184,891      1,099,339  1,132,531  1,177,577  99,339 132,531   177,577
    10              210,904      1,110,383  1,151,732  1,210,103 110,383 151,732   210,103
    11              238,217      1,122,486  1,173,085  1,247,380 122,486 173,085   247,380
    12              266,895      1,134,299  1,195,280  1,288,423 134,299 195,280   288,423
    13              297,008      1,145,792  1,218,321  1,333,591 145,792 218,321   333,591
    14              328,626      1,156,934  1,242,208  1,383,277 156,934 242,208   383,277
    15              361,825      1,167,690  1,266,940  1,437,910 167,690 266,940   437,910
    16              396,684      1,178,023  1,292,510  1,497,963 178,023 292,510   497,963
    17              433,286      1,187,843  1,318,858  1,563,900 187,843 318,858   563,900
    18              471,718      1,197,081  1,345,942  1,636,257 197,081 345,942   636,257
    19              512,072      1,205,662  1,373,707  1,715,616 205,662 373,707   715,616
    20              554,444      1,213,501  1,402,089  1,802,607 213,501 402,089   802,607
    25              800,279      1,239,241  1,551,588  2,380,478 239,241 551,588 1,380,478
    30            1,114,034      1,217,179  1,685,746  3,270,826 217,179 685,746 2,270,826
    35            1,514,473      1,093,143  1,735,165  4,600,037  93,143 735,165 3,600,037

--------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP

      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING MAXIMUM CHARGES

                                         Death Benefit                 Surrender Value
                                -------------------------------- ----------------------------
                                     Assuming hypothetical          Assuming hypothetical
              Planned Premiums       gross annual return of         gross annual return of
   End of      accumulated at   -------------------------------- ----------------------------
 Policy Year 5% annual interest     0%         6%        12%        0%       6%       12%
 ----------- ------------------ ---------- ---------- ---------- -------- -------- ----------
      1          $   16,768     $1,000,000 $1,000,000 $1,000,000 $  8,826 $  9,395 $    9,965
      2              34,374      1,000,000  1,000,000  1,000,000   20,587   22,409     24,299
      3              52,861      1,000,000  1,000,000  1,000,000   30,481   34,253     38,317
      4              72,271      1,000,000  1,000,000  1,000,000   41,124   47,565     54,774
      5              92,653      1,000,000  1,000,000  1,000,000   51,458   61,309     72,767
      6             114,053      1,000,000  1,000,000  1,000,000   62,911   76,992     94,009
      7             136,524      1,000,000  1,000,000  1,000,000   73,987   93,155    117,224
      8             160,118      1,000,000  1,000,000  1,000,000   84,659  109,787    142,585
      9             184,891      1,000,000  1,000,000  1,000,000   94,899  126,878    170,287
     10             210,904      1,000,000  1,000,000  1,000,000  104,669  144,408    200,541
     11             238,217      1,000,000  1,000,000  1,000,000  114,865  163,350    234,634
     12             266,895      1,000,000  1,000,000  1,000,000  124,477  182,715    271,874
     13             297,008      1,000,000  1,000,000  1,000,000  133,432  202,457    312,552
     14             328,626      1,000,000  1,000,000  1,000,000  141,638  222,512    356,992
     15             361,825      1,000,000  1,000,000  1,000,000  148,987  242,806    405,561
     16             396,684      1,000,000  1,000,000  1,000,000  155,363  263,262    458,695
     17             433,266      1,000,000  1,000,000  1,000,000  160,578  283,743    516,871
     18             471,718      1,000,000  1,000,000  1,045,615  164,582  304,242    580,457
     19             512,072      1,000,000  1,000,000  1,133,979  167,166  324,624    649,429
     20             554,444      1,000,000  1,000,000  1,226,668  168,136  344,781    724,131
     25             800,279      1,000,000  1,000,000  1,767,188  138,676  437,398  1,196,702
     30           1,114,034         **      1,000,000  2,466,596    **    490,415   1,862,785
     35           1,514,473         **      1,000,000  3,380,404    **     437,668  2,770,212

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP

      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING MAXIMUM CHARGES

                                   Death Benefit              Surrender Value
                           ----------------------------- -------------------------
                               Assuming hypothetical       Assuming hypothetical
End of   Planned Premiums      gross annual return of      gross annual return of
Policy    accumulated at   ----------------------------- -------------------------
 Year   5% annual interest    0%        6%        12%      0%      6%       12%
------  ------------------ --------- --------- --------- ------- ------- ---------
   1        $   16,768     1,008,826 1,009,395 1,009,964   8,826   9,395     9,964
   2            34,374     1,019,786 1,021,608 1,023,498  20,585  22,406    24,296
   3            52,861     1,030,472 1,034,243 1,038,305  30,472  34,243    38,305
   4            72,271     1,041,101 1,047,539 1,054,744  41,101  47,539    54,744
   5            92,653     1,051,412 1,061,253 1,072,699  51,412  61,253    72,699
   6           114,053     1,062,824 1,076,883 1,093,873  62,824  76,883    93,873
   7           136,524     1,073,838 1,092,962 1,116,973  73,838  92,962   116,973
   8           160,118     1,084,418 1,109,463 1,142,150  84,418 109,463   142,150
   9           184,891     1,094,527 1,126,360 1,169,567  94,527 126,360   169,567
  10           210,904     1,104,115 1,143,610 1,199,391 104,115 143,610   199,391
  11           238,217     1,114,067 1,162,157 1,232,849 114,067 162,157   232,849
  12           266,895     1,123,351 1,180,973 1,269,168 123,351 180,973   269,168
  13           297,008     1,131,877 1,199,964 1,308,531 131,877 199,964   308,531
  14           328,626     1,139,525 1,219,002 1,351,104 139,525 219,002   351,104
  15           361,825     1,146,159 1,237,932 1,397,054 146,159 237,932   397,054
  16           396,684     1,151,629 1,256,578 1,446,546 151,629 256,578   446,546
  17           433,286     1,155,702 1,274,668 1,499,672 155,702 274,668   499,672
  18           471,718     1,158,312 1,292,085 1,556,705 158,312 292,085   556,705
  19           512,072     1,159,207 1,308,518 1,617,749 159,207 308,518   617,749
  20           554,444     1,158,160 1,323,659 1,682,938 158,160 323,659   682,938
  25           800,279     1,113,036 1,365,145 2,073,478 113,036 365,145 1,073,478
  30         1,114,034        **     1,283,124 2,554,590   **    283,124 1,554,590
  35         1,514,473        **        **     3,070,499   **      **    2,070,499

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              [JOHN HANCOCK WOLDWIDE SPONSOR LOGO APPEARS HERE]



        POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                JOHN HANCOCK PLACE, BOSTON, MASSACHUSETTS 02117

  S8143 5/97

                                           John Hancock Variable Life
                                               Insurance Company
                                                               (JHVLICO)

 MAJESTIC
 VARIABLE
  ESTATE
PROTECTION

[LOGO OF JOHN HANCOCK APPEARS HERE]


         FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP INSURANCE POLICY
                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                              JOHN HANCOCK PLACE
                         BOSTON, MASSACHUSETTS 02117
                              SERVICING OFFICE:
                             ONE JOHN HANCOCK WAY
                                  SUITE 1000
                          BOSTON, MASSACHUSETTS 02217

                  TELEPHONE 1-800-REAL LIFE (1-800-732-5543)
                               FAX 617-572-5410

                          PROSPECTUS MAY 1, 1997

  The flexible premium variable life survivorship policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by any of the variable subaccounts of John Hancock Variable Life Account S (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I, a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock") or of M Fund, Inc., a "series" type mutual fund advised by M Financial Investment Advisers, Inc. (collectively, the "Funds"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The Prospectuses for the Funds, which are attached to this Prospectus, describe the investment objectives, policies and risks of investing in the Portfolios of the Funds: Growth & Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond and Equity Index and in the Portfolios of M Funds, Inc.: Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity. (The Enhanced U.S. Equity Portfolio is not currently available to Owners, but is expected to be made available later in 1997.) Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

  THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT
         VALID UNLESS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            Page
SUMMARY...................................................................    1
JHVLICO and JOHN HANCOCK..................................................    7
THE ACCOUNT AND THE SERIES FUNDS..........................................    7
  The Account.............................................................    7
  The Series Funds........................................................    8
THE FIXED ACCOUNT.........................................................   11
POLICY PROVISIONS AND BENEFITS............................................   11
  Requirements for Issuance of Policy.....................................   11
  Premiums................................................................   12
  Account Value and Surrender Value.......................................   14
  Policy Split Option.....................................................   15
  Death Benefits..........................................................   15
  Transfers Among Subaccounts.............................................   17
  Telephone Transfers and Policy Loans....................................   18
  Loan Provisions and Indebtedness........................................   18
  Default.................................................................   19
  Exchange Privilege......................................................   20
CHARGES AND EXPENSES......................................................   20
  Charges Deducted from Premiums..........................................   20
  Sales Charge............................................................   21
  Reduced Charges for Eligible Groups.....................................   22
  Charges Deducted from Account Value or Assets...........................   22
  Guarantee of Premiums and Certain Charges...............................   24
DISTRIBUTION OF POLICIES..................................................   24
TAX CONSIDERATIONS........................................................   25
  Policy Proceeds.........................................................   25
  Charge for JHVLICO's Taxes..............................................   27
  Policy Split Option.....................................................   27
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO......................   28
REPORTS...................................................................   28
VOTING PRIVILEGES.........................................................   29
CHANGES THAT JHVLICO CAN MAKE.............................................   29
STATE REGULATION..........................................................   30
LEGAL MATTERS.............................................................   30
REGISTRATION STATEMENT....................................................   30
EXPERTS...................................................................   30
FINANCIAL STATEMENTS......................................................   30
APPENDIX--OTHER POLICY PROVISIONS.........................................  A-1
  Settlement Provisions...................................................  A-1
  Additional Insurance Benefits...........................................  A-1
  General Provisions......................................................  A-1
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, SURRENDER VALUES AND ACCUMULATED
 PREMIUMS.................................................................  A-3

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                      INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:

                                                                           Page
     Account..............................................................   7
     Account Value........................................................   1
     Additional Sum Insured ..............................................  16
     Age.................................................................. A-2
     Basic Sum Insured....................................................   1
     DAC Tax..............................................................  20
     Death Benefit........................................................  15
     Fixed Account........................................................  12
     Funds......................................................... Front Cover
     Grace Period.........................................................  18
     Guaranteed Minimum Death Benefit.....................................  16
     Guaranteed Minimum Death Benefit Premium ............................  13
     Indebtedness.........................................................  18
     Investment Rule......................................................  13
     Loan Assets..........................................................  19
     Minimum First Premium................................................  12
     Planned Premium......................................................  12
     Policy Anniversary................................................... A-2
     Portfolio..................................................... Front Cover
     Servicing Office.....................................................   7
     Subaccount.................................................... Front Cover
     Surrender Value......................................................  14
     Total Sum Insured....................................................  16
     Target Premium.......................................................  21
     Valuation Date.......................................................  11
     Valuation Period.....................................................  11
     Variable Subaccounts.................................................   2
     7-Pay Limit..........................................................  14

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus provide life insurance coverage on two insureds, with a death benefit payable only when the last surviving insured dies. The Policies also provide for premium flexibility. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit survivorship life insurance in providing lifetime protection against economic loss resulting from the death of the second of two persons insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows. A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for processing expenses, taxes, and sales expenses. JHVLICO then places the rest of the premium into Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Funds. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insureds and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the last surviving insured dies. The death benefit proceeds will equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit under Option A equals the Total Sum Insured less any withdrawals that the Owner has made. The death benefit under Option B equals the Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured. Under Option A, the Owner may also elect an Extra Death Benefit feature that may result in a higher death benefit in some cases. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  Within limits prescribed by JHVLICO, the Owner may also elect whether to purchase the coverage as part of the "Basic Sum Insured" or as an "Additional Sum Insured." The Basic Sum Insured will not lapse during the first ten Policy years, so long as (1) specified Guaranteed Minimum Death Benefit Premiums have been paid, and (2) the Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may elect for this Guaranteed Minimum Death Benefit feature to extend beyond ten years. The Additional Sum Insured is subject to lapse, but has certain cost and other advantages.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while either of the insureds is living. The Surrender Value is the Account Value less any Indebtedness. At issue, the Owner may elect to purchase an Enhanced Cash Value Rider which will provide a benefit payable in addition to the Surrender Value if the Policy is surrendered in the first nine Policy years. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The Total minimum Sum Insured that may be bought at issue is $1,000,000. All persons insured must meet specified age limits and certain health and other criteria called "underwriting standards." The smoking status of the insureds is generally reflected in the insurance charges made. Policies issued under certain circumstances will not directly reflect the sexes of the insureds in either the premium rates or the charges and values under the Policy.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible, and the Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets certain other requirements.

  The minimum amount of premium required at the time of Policy issue is determined by JHVLICO based on the characteristics of each insured, the Policy's Total Sum Insured at issue, and the Policy options selected by the Owner. Unless the Guaranteed Minimum Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

  The Policy has a Guaranteed Minimum Death Benefit provision which guarantees that the basic Sum Insured will not lapse during the first ten Policy years if
(1) prescribed amounts of premiums have been paid, based on the characteristics of each insured and the amount of the Basic Sum Insured at issue and (2) any Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may at the time of application elect for this feature to be extended beyond the first ten Policy years for an additional charge.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT S?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts, each of which corresponds to one of the Portfolios of the Funds. The assets of each variable Subaccount within the Account are invested in a corresponding Portfolio of the Funds. The Portfolios of the Funds which are currently available are Growth & Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond, Equity Index, Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity.


  John Hancock receives a fee from John Hancock Variable Series Trust I for providing investment management services to each of its Portfolios. John Hancock also receives a fee for certain non-advisory Fund expenses. The following chart shows the fees received in 1996 as a percentage of each Portfolio's average daily net asset.

                                          Other   Total Fund
                            Investment     Fund   Operating   Other Fund Expenses
       Portfolio          Management Fee Expenses  Expenses  Absent Reimbursement*
       ---------          -------------- -------- ---------- ---------------------
Managed.................      0.34%       0.03%     0.37%             N/A
Growth & Income.........      0.25%       0.03%     0.28%             N/A
Equity Index............      0.20%       0.25%     0.45%            1.61%
Large Cap Value.........      0.75%       0.25%     1.00%            1.89%
Large Cap Growth........      0.40%       0.05%     0.45%             N/A
Mid Cap Value...........      0.80%       0.25%     1.05%            2.15%
Mid Cap Growth..........      0.85%       0.25%     1.10%            2.34%
Special Opportunities...      0.75%       0.12%     0.87%             N/A
Real Estate Equity......      0.60%       0.11%     0.72%             N/A
Small Cap Value.........      0.80%       0.25%     1.05%            2.06%
Small Cap Growth........      0.75%       0.25%     1.00%            1.55%
International Balanced..      0.85%       0.25%     1.10%            1.44%
International Equities..      0.60%       0.18%     0.78%             N/A
International Opportuni-
 ties...................      1.00%       0.25%     1.25%            2.76%
Short-Term U.S. Govern-
 ment...................      0.30%       0.06%     0.36%            0.79%
Sovereign Bond..........      0.25%       0.06%     0.31%             N/A
Strategic Bond..........      0.75%       0.25%     1.00%            1.57%
Money Market............      0.25%       0.07%     0.32%             N/A

--------

* John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of the Portfolio's average daily net assets.

  M Financial Investment Advisers, Inc., ("M Financial") receives a fee from M Fund, Inc., for providing investment management services to each of its Portfolios. M Financial also receives a fee for certain non-advisory Fund expenses. The following chart shows the fees received in 1996 as a percentage of each Portfolio's average daily net assets.

                                          Other   Total Fund
                            Investment     Fund   Operating   Other Fund Expenses
       Portfolio          Management Fee Expenses  Expenses  Absent Reimbursement*
       ---------          -------------- -------- ---------- ---------------------
Edinburgh Overseas Equi-
 ty.....................      1.05%       0.25%     1.30%            6.29%
Turner Core Growth**....      0.45%       0.25%     0.70%            8.06%
Frontier Capital Appre-
 ciation**..............      0.90%       0.25%     1.15%            7.29%
Enhanced U.S. Equity....      0.55%       0.25%     0.80%           11.90%

--------

* M Financial reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of the Portfolio's average daily net assets.

** Figures do not reflect interest expense, which is 0.08% for the Turner Core
   Growth Portfolio and 0.05% for the Frontier Capital Appreciation
   Portfolio.

  For a full description of the Funds, see the Prospectuses for the Funds attached to this Prospectus.

  M Financial Investment Advisers, Inc., receives a fee from M Fund, Inc. for providing investment management services with respect to the International Equity Portfolio at an annual rate of 1.05% of the first $10 million of the average daily net assets and at an annual rate of .90% of the next $15 million of the average daily net assets and at lesser percentages for amounts above $25 million; with respect to the Core Growth Portfolio at an annual rate of
 .45% of the average daily net assets; and with respect to the Capital Appreciation Portfolio at an annual rate of .90% of the average daily net assets.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  Premium Processing Charge. A 1.25% charge deducted from each premium payment. This charge will be reduced for Policies with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge of .50%.

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge. A charge deducted from each premium payment in the amount of 30% of premiums paid in the first Policy year up to the "target premium" and 3.5% of premiums paid during the first Policy year in excess of that target. The current sales charge in subsequent Policy years on premiums paid up to target premium generally is: 15% of such premiums in each of years 2 through 5; 10% of such premiums in each of years 6 through 10; 3% of such premiums in years 11 through 20; and 0% of such premiums thereafter. The current sales charge in subsequent Policy years on premiums paid in excess of the target premium is 3.5%: of such excess premiums paid in years 2 through 10; 3% of such excess premiums paid in years 11 through 20; and 0% of such excess premiums paid thereafter. Subject to maximums set forth in the Policy, certain of these charges may be increased after the tenth Policy year.

  Issue Charge. A charge deducted monthly from Account Value in an amount equal to $55.55 for the first 5 Policy years, plus 2c per $1,000 of the Basic Sum Insured at issue for the first 3 Policy years, except that the charge per $1,000 is guaranteed not to exceed $200 per month.

  Administrative Charge. A charge deducted monthly from Account Value in an amount equal to no more than $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue (currently $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000).

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of each of the insureds and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value.

  Guaranteed Minimum Death Benefit Charge. If the Guaranteed Minimum Death Benefit option is elected beyond the first 10 Policy years, a maximum charge starting at the beginning of the eleventh Policy year not to exceed 3c per $1,000 (currently 1c per $1000) of the Basic Sum Insured at issue, deducted monthly from Account Value.

  Charge for Mortality and Expense Risks. A charge made daily from the Variable Subaccounts at a maximum effective annual rate of .60% of the assets of each Variable Subaccount. The current level of this charge is an effective annual rate of .35% of the assets of the Account.

  Charge for Optional Enhanced Cash Value Rider. There is a charge for the rider equal to 2% of premium paid in the first Policy year up to the annual target premium. This charge is assessed in the first Policy year only.

  Charge for Extra Mortality Risks. An additional charge, depending upon the ages of the insureds and the degree of additional mortality risk, required if either of the insureds does not qualify for the standard underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Other Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider (other than the Enhanced Cash Value Rider). Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 made against Account Value at the time of withdrawal.

  See "Charges and Expenses", for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes; but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes."

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to the Money Market Subaccount on the date of issue of the Policy. The initial net premium is the gross Minimum First Premium, plus any additional amount of premium that has been paid prior to the date of issue, less the premium processing charge, and less the charges deducted for sales expenses, state premium taxes, and the Federal DAC Tax. These charges also apply to subsequent premium payments. Twenty days after the date of issue, the amount in the Money Market Subaccount is reallocated among the Subaccounts in accordance with the Owner's election. Net premiums derived from payments received after this reallocation date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts. See "Premiums-- Billing, Allocation of Premium Payments (Investment Rule)."

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies." Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  The death benefit proceeds, payable when the last insured dies, will equal the death benefit of the Policy, plus any additional rider benefits included and then due, minus any Indebtedness. The death benefit payable depends on the Policy's Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

    OPTION A: The death benefit equals the Policy's current Total Sum Insured less any withdrawals of Account Value that the Owner has made. (The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured.) If this Option is elected, the Owner may also elect an optional Extra Death Benefit feature, under which the death benefit will increase if and when the Policy Account Value exceeds a certain predetermined amount.

    OPTION B: The death benefit is the Policy's current Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured, and varies in amount based on investment results.

  The death benefit of the Policy under either Option A or Option B will be increased if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits" and "Tax Considerations."

  Under the Guaranteed Minimum Death Benefit provision, the Policy is guaranteed not to lapse during the first 10 Policy years, provided the amount of premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums, accumulated at 4% interest. For an additional charge, the Owner also may elect for this benefit to continue beyond the tenth Policy year. However, the Guaranteed Minimum Death Benefit will not apply to any Policy if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. The Guaranteed Minimum Death Benefit feature applies only to the Basic Sum Insured and not to any amount of Additional Sum Insured.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  The Owner may obtain a Policy loan in the maximum amount of 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate determined by JHVLICO at the start of each Policy year. This interest rate will be at an effective annual rate of 5% in the first 20 Policy years and 4.5% thereafter, accrued daily. A loan plus accrued and compounded interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Total Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed for both insureds, or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                           JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                       THE ACCOUNT AND THE SERIES FUNDS

THE ACCOUNT

  The Account, a separate account established under Massachusetts law in 1993, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount. Additional premiums are charged for Policies where the insured is classified as a substandard risk and a portion of these premiums is allocated to the Account.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in the corresponding Portfolio of the Funds, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Funds and made available to Owners.

THE SERIES FUNDS

  Each Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. Each Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectuses for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

  Growth & Income Portfolio. The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and long-term.

  Large Cap Growth Portfolio. The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

  Sovereign Bond Portfolio. The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable debt securities. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation.

  Money Market Portfolio. The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity. It seeks to achieve this objective by investing in a managed portfolio of high quality money market instruments.

  Managed Portfolio. The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

  Real Estate Equity Portfolio. The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

  International Equities Portfolio. The investment objective of this Portfolio is to achieve long-term growth of capital by investing primarily in foreign equity securities.

  Short-Term U.S. Government Portfolio. The investment objective of this Portfolio is to provide a high level of current income consistent with the maintenance of principal, through investment in a portfolio of short-term U.S. Treasury securities and U.S. Government agency securities.

  Special Opportunities Portfolio. The investment objective of this Portfolio is to achieve long-term capital appreciation by emphasizing investments in equity securities of issuers in various economic sectors.

  Equity Index Portfolio: The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

  Large Cap Value Portfolio: The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

  Mid Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing largely in common stocks of medium capitalization companies.

  Mid Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

  Small Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.


  Small Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

  Strategic Bond Portfolio: The investment objective of this Portfolio is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity, from a portfolio of domestic and international fixed income securities.

  International Opportunities Portfolio: The investment objective of this Portfolio is to provide capital appreciation through investment in common stocks of primarily well-established, non-United States companies.

  International Balanced Portfolio: The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income through investment in non-U.S. equity and fixed income securities.

  John Hancock acts as the investment manager for the above Portfolios, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc., with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Growth & Income, Large Cap Growth, Managed, Real Estate Equity and Short-Term U.S. Government Portfolios. Another indirectly owned subsidiary, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, provides sub-investment advice with respect to the Sovereign Bond, Small Cap Growth and Special Opportunities Portfolios; and John Hancock Advisers and its subsidiary, John Hancock Advisers International, Limited, located at 34 Dover Street, London, England, provide sub-investment advice with respect to the International Equities Portfolio.

  T.Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and, its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  Edinburgh Overseas Equity Portfolio. The investment objective of this Portfolio is long-term capital appreciation with reasonable investment risk through active management and investment in common stock and common stock equivalents of foreign issuers. Current income, if any, is incidental.

  Turner Core Growth Portfolio. The investment objective of this Portfolio is to seek long-term capital appreciation through a diversified portfolio of common stocks that show strong earnings potential with reasonable market prices.

  Frontier Capital Appreciation Portfolio. The investment objective of this Portfolio is to maximum capital appreciation through investment in common stock of companies of all sizes, with emphasis on stocks of small- to medium-capitalization companies. Importance is placed on growth and price appreciation, rather than income.

  Enhanced U.S. Equity Portfolio. The investment objective of this Portfolio is to provide above market total return through investment in common stock of companies perceived to provide a return higher than that of the S&P 500 at approximately the same level of investment risk as the S&P 500.

  M Financial Investment Advisers, Inc., acts as the investment manager for the three Portfolios described above. Edinburgh Fund Managers PLC, provides sub-investment advice to the Edinburgh Overseas Equity Portfolio; Turner Investment Partners, Inc., provides sub-investment advice to the Turner Core Growth Portfolio; Frontier Capital Management Company, Inc., provides sub-investment advice to the Frontier Capital Appreciation Portfolio; and Franklin Portfolio Associates Trust provides sub-investment advice to the Enhanced U.S. Equity Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of each Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectuses and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account, and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Transfers from the Fixed Account are subject to certain limitations. See "Transfers Among Subaccounts."

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates. The rate of interest declared with respect to any amount in the Fixed Account may depend on when that amount was first allocated to the Fixed Account.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                        POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Total Sum Insured at issue of $1,000,000 and a minimum Basic Sum Insured of $500,000. At the time of issue, each insured must be age 20 through 80. All persons insured must meet certain health and other criteria called "underwriting standards." The smoking status of each insured is reflected in the insurance charges made. Amounts of coverage that JHVLICO will accept under the Policies may be limited by JHVLICO's underwriting and reinsurance procedures as in effect from time to time.

  Policies issued in certain jurisdictions will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. The illustrations set forth in this Prospectus are sex distinct and, therefore, do not reflect the "unisex" rates, charges, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets the other requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of each of the insureds at issue, the Policy's Total Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be in full force and effect. See "Death Benefits." There is no grace period for the payment of the Minimum First Premium.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a grace period, unless the Guaranteed Minimum Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. See "Default."

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen, at the frequency chosen. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance." The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. Also, as described under "Death Benefits--Optional Extra Death Benefit Feature," the Optional Extra Death Benefit feature may result in a death benefit under Option A that is higher than the Total Sum Insured. If the payment of a given premium will cause the Policy Account Value to increase to such an extent that an increase in death benefit is necessary either to satisfy federal tax law requirements or because of the way to the Optional Extra Death Benefit feature operates, JHVLICO has the right to not accept the excess portion of that premium payment or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to maintain the Guaranteed Minimum Death Benefit in effect under a Policy.

  Whether or not the Guaranteed Minimum Death Benefit is in effect, JHVLICO also reserves the right to limit premium payments above the amount of the cumulative Guaranteed Minimum Death Benefit Premiums. JHVLICO will not, however, refuse to accept any premium payment that is required to keep the Policy from lapsing.

  Guaranteed Minimum Death Benefit Premiums. A Guaranteed Minimum Death Benefit feature may apply during the first ten Policy years and, if the Owner has elected, thereafter. See "Death Benefits." The Guaranteed Minimum Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of each of the insureds at issue and the Basic Sum Insured at issue. This premium will be higher than the Minimum First Premium and is 85% of the target premium (discussed under "Sales Charge"). To keep the Guaranteed Minimum Death Benefit in effect, the amount of actual premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, must at each Policy anniversary be at least equal to the Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4% interest. If this test is not satisfied on any Policy anniversary, a 61-day grace period will commence as of that anniversary and JHVLICO will notify the Owner of the shortfall. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the grace period, the Guaranteed Minimum Death Benefit feature will lapse unless and until restored as described under "Default-- Reinstatement." The Guaranteed Minimum Death Benefit will not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for an amount of premium other than the Guaranteed Minimum Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual or quarterly basis. An automatic check-writing ("premiumatic") program may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the premium processing charge, the state premium tax charge, the sales charge, and the Federal DAC Tax charge. See "Charges and Expenses." The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to any of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO. Notwithstanding the Investment Rule, any net premium (or portion thereof) credited to Account Value as of a date prior to the end of the Valuation Period that includes the 20th day following the date of issue will automatically be allocated to the Money Market Subaccount. At the end of that Valuation Period (or of the premium's date of receipt, if later), the Policy's Account Value will be reallocated automatically among the Subaccounts in accordance with the Investment Rule chosen by the Owner.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

    (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

    (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

    (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or a material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations." If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value, increased or decreased by the investment experience of the Subaccounts, increased by net premiums received and decreased by any partial withdrawal. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while either of the insureds is living and the Policy is not in a grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request or the surrendered Policy.

  If a Policy is surrendered during the second Policy year, a portion of the sales charge, equal to 5% of premiums paid in the second Policy year up to one target premium, will be refunded to the Owner.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time when at least one of the insureds is still living, provided that the Policy is not in a grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Servicing Office.

  A withdrawal will reduce any Option A death benefit by the amount withdrawn. JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's death benefit to fall below $1,000,000.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  A withdrawal may have significant tax consequences. See "Tax
Considerations."

  Optional Enhanced Cash Value Rider. The Owner may elect an Enhanced Cash Value Rider to be attached to the Policy. This rider allows for the Owner to receive an Enhanced Cash Value benefit (in addition to the Surrender Value) if the Policy is surrendered within the first nine Policy years. The Enhanced Cash Value benefit is set forth in the specification pages of the Policy.

  There is a charge for the rider equal to 2% of premium paid in the first Policy year up to the annual target premium. This charge is assessed in the first Policy year only.

  The Enhanced Cash Value benefit is included in the Account Value when calculating the death benefit and insurance charges associated with the Policy. The amount available for withdrawal and the Loan Value of the Policy is based on the Surrender Value, and neither shall in any way be increased due to the Enhanced Cash Value Rider.

POLICY SPLIT OPTION

  The Owner may elect a rider that permits the Policy's current Total Sum Insured to be split on a "50/50" basis into two other individual life insurance policies on the lives of the insured persons. Such a split will not require evidence of insurability of either insured, but is permitted only upon the insureds' divorce or the occurrence of certain Federal tax law changes. This rider must be elected at the time of application for a Policy, but may be cancelled at any time by the Owner. The monthly charge for the rider is 3c per $1000 of current Sum Insured. Certain conditions, described in the rider, must be met prior to effecting a Policy split. The rider automatically terminates on the date of death of the first insured to die, the Policy anniversary nearest the older insured's 80th birthday, or the date the Policy terminates, whichever is earliest.

  Tax Considerations. See "Tax Considerations--Policy Split Option", for possible tax consequences of a Policy split under the option described above.

DEATH BENEFITS

  The death benefit proceeds are payable when the last surviving insured dies while the Policy is in effect. The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the last surviving insured dies during a grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

    OPTION A: The death benefit equals the current Total Sum Insured plus any increases in death benefit described below under "Optional Extra Death Benefit Feature" and "Definition of Life Insurance", and minus the amount of any partial withdrawals that have been made over the life of the Policy.


    OPTION B: The death benefit is the current Total Sum Insured, plus the Policy Account Value at the end of the Valuation Period in which the last surviving insured dies. This death benefit is a varying amount and fluctuates with the amount of the Account Value. This death benefit is also subject to any increase described below under "Definition of Life Insurance."

The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured (discussed below).

  Owners who prefer to have favorable investment experience reflected in increased insurance coverage should choose Option B. Owners who prefer to have insurance coverage that generally does not vary in amount and lower cost of insurance charges should choose Option A.

  Optional Extra Death Benefit Feature (Option M). If Option A is elected, the Owner may also elect an Optional Extra Death Benefit feature. Pursuant to this feature the death benefit under Option A will be no less than the amount of the Policy Account Value at the beginning of the Policy year in which the last surviving insured dies, multiplied by a factor specified in the Policy. The factor is based on the younger insured's age. The Optional Extra Death Benefit feature may result in an Option A death benefit that is higher than the minimum death benefit required under Federal tax law, as described below under "Definition of Life Insurance." Although there is no special charge for the optional Extra Death Benefit feature, the monthly cost of insurance deductions will be based on the amount of death benefit then in effect, including any additional death benefit pursuant to this option. An election of this option must be made at the time of application for the Policy, although the Owner may revoke the election at any time. There may be tax consequences involved, if revoking the Optional Extra Death Benefit feature under Option A causes a reduction in death benefit. See "Tax Considerations--Policy Proceeds."

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. The higher death benefit amount will be equal to the Policy Account Value on the date of death of the last surviving insured, times a percentage based on the younger insured's age at the beginning of the Policy year of the last surviving insured's death. This percentage, which declines with age, is set out in the Policy. The monthly deductions for the cost of insurance will be based on the amount of death benefit then in effect, including any additional death benefit required to satisfy the definition of life insurance.

  Guaranteed Minimum Death Benefit. During the first 10 Policy years (and thereafter if the Owner elects), the Basic Sum Insured is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Policy anniversary, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums accumulated at 4% interest and (2) any Additional Sum Insured under a Policy is not scheduled to exceed the Basic Sum Insured at any time. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed. The election to extend the Guaranteed Minimum Death Benefit beyond ten Policy years must be made at the time of Policy issuance, and the Owner may revoke the election at any time. JHVLICO imposes a charge after the tenth Policy year if the Owner elects to extend this benefit.

  Additional Sum Insured. The Owner may apply for an amount of Additional Sum Insured under the Policy, pursuant to which an additional amount of death benefit will be paid upon the death of the last surviving insured under the Policy. Purchasers of a Policy should consider various factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The Basic Sum Insured generally cannot be increased or decreased after issue, whereas the amount of Additional Sum Insured can be decreased, or, upon application and submission of evidence of insurability, increased subsequent to Policy issuance. JHVLICO may refuse to accept any request to reduce the Additional Sum Insured (a) that would cause the Policy's current Total Sum Insured to fall below $1,000,000 or (b) if immediately following the reduction, the Policy's current death benefit would reflect an increase necessary for the Policy to continue to qualify as life insurance (see "Death Benefits--Definition of Life Insurance") or an increase pursuant to the Optional Extra Death Benefit feature. Any increase or decrease in Additional Sum Insured will become effective at the beginning of the first Policy month after JHVLICO receives in good order at its Servicing Office all information necessary to process the change, and, in the case of an increase in coverage, approves the change.

  Any decision by the Owner to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences. See "Tax Considerations--Policy Proceeds."

  Also, the Owner may elect among several forms of Additional Sum Insured coverage at the time the Owner applies for it: a level amount of coverage; an amount of coverage that increases on each Policy anniversary up to a prescribed limit; an amount of coverage that increases on each Policy anniversary to the amount of premiums paid during prior Policy years plus the Planned Premium for the current Policy year, subject to certain limits; or a combination of those forms of coverage.

  The amount of target premium under a Policy is not affected by the amount of the Additional Sum Insured. Accordingly, the amount of sales charge paid by the Owner and the amount of compensation paid to the selling insurance agent may be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured.

  The amount of any Additional Sum Insured is not included in any Guaranteed Minimum Death Benefit. Therefore, if the Policy's Account Value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured) the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the Guaranteed Minimum Death Benefit feature.

  The Additional Sum Insured is limited to 400% of the Basic Sum Insured. Generally, an Owner will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. On the other hand, for Owners that wish to take advantage of the Guaranteed Minimum Death Benefit, the proportion of the Policy's Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of Policy issue. The Guaranteed Minimum Death Benefit does not apply to either the Basic Sum Insured or any Additional Sum Insured if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. In such a case, it could be to the Owner's advantage either to increase the amount of coverage applied for as Basic Sum Insured in order that the Guaranteed Minimum Death Benefit will be available or, if such guarantee is not of value to the Owner, to maximize the proportion of the Additional Sum Insured.

  Temporary Coverage Prior to Policy Delivery. If a specified amount of premium is paid with the application for a Policy, temporary survivorship term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage under all applications with John Hancock and its affiliates will not exceed $1,000,000, and is subject to the terms and conditions described in the application for a Policy.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.


  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for up to six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. No transfers among Subaccounts may be made while the Policy is in a grace period.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provisions. Loans may be made at any time a Loan Value is available, either of the insureds is alive and the Policy is not in a grace period. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone. The Loan Value will be 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate determined by JHVLICO at the start of each Policy Year. This interest rate will be at an effective annual rate of 5% in the first 20 Policy years, and 4.5% thereafter, compounded and accrued daily.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness." A loan will not be permitted unless it is at least $1,000. A loan may be repaid in full or in part at any time before the last surviving insured's death and while the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to a portion of JHVLICO's general account called the "Loan Assets". Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3000 of which $1000 was borrowed from the Fixed Account, then upon a repayment of $1500, $500 would be allocated to the Fixed Account and the remaining $1000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in Loan Assets is credited with interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and .5% less than the loan interest rate thereafter. The rate credited to Loan Assets will usually be different than the net return for the Subaccounts. Since Loan Assets and the remaining portion of the Account Value will generally have different rates of investment return, any death benefit above the Sum Insured, the Account Value, the Surrender Value and any death benefit above the Total Sum Insured are all permanently affected by any Indebtedness, whether or not it is repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds 90% of the Account Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, specifying the minimum amount that must be paid to keep the Policy in force beyond that period, unless a repayment of at least the amount specified in the notice is made within that period.

  Tax Considerations. If the Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations."

DEFAULT

  Premium Grace Period, Default and Lapse. Unless the Guaranteed Minimum Death Benefit is in force, at the beginning of each Policy month, JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  If the Guaranteed Minimum Death Benefit is in effect and the Policy provides for an Additional Sum Insured, the grace period and lapse procedures set forth in the preceding paragraph will apply only to the Additional Sum Insured. Lapse of the Additional Sum Insured can have significant tax consequences. See "Tax Considerations--Policy Proceeds." If the Guaranteed Minimum Death Benefit has been in effect and lapses at the end of a grace period (as described in "Premiums--Guaranteed Minimum Death Benefit Premiums"), the usual default, grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the first Policy month following the lapse of the Guaranteed Minimum Death Benefit.

  The insurance under the Policy continues in full force during any grace period but, if the last surviving insured dies during the grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period, specifying the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the grace period.

  Reinstatement. A lapsed Policy (or a lapsed Additional Sum Insured, if the Basic Sum Insured remains in force or is reinstated) or the Guaranteed Minimum Death Benefit may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required (except as to a request to restore the Guaranteed Minimum Death Benefit within 1 year after the beginning of its grace period) and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the grace period (or 5 years if the request relates only to the Guaranteed Minimum Death Benefit). JHVLICO reserves the right to refuse Guaranteed Minimum Death Benefit restorations after the first. A reinstatement of the Basic Sum Insured or the Additional Sum Insured may be deemed a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                               ----------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                             CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to the sales charge (see "Sales Charge" below), the following charges are deducted from premiums:

  Premium Processing Charge. 1.25% of each premium payment will be deducted from each premium payment for collection and Policy processing costs. This charge will be reduced for a Policy with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge equal to .50%. The premium processing charge for these larger Policies will be the greater of .50% or the percentage computed pursuant to the following mathematical formula:


      1.25% X(1 -- [(Total Sum Insured at Issue -- $5,000,000] X .25)
                    -----------------------------------------
                                 $10,000,000

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. Premium taxes vary from state to state. The 2.35% rate is the average rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the

Policies' deferred acquisition costs--commonly referred to as the "DAC Tax." JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

  Charge for Optional Enhanced Cash Value Rider. There is a charge for the rider equal to 2% of premium paid in the first Policy year up to the annual target premium. This charge is assessed in the first Policy year only.

SALES CHARGE

  A charge is made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies."

  The sales charge in the first Policy year is equal to 30% of the premiums paid up to one "target premium" and 3.5% of all premiums in excess of the target premium in that year. The target premium is established at issue and is the amount of the level premium that would be necessary to support a whole life insurance policy in the amount of the Basic Sum Insured at the maximum guaranteed cost of insurance rates, assuming deductions or charges for the other policy expenses at the maximum levels guaranteed under the Policy and a net interest rate of 5%. Target premiums will vary based on the issue age, sex, smoking status and underwriting class of each of the insureds.

  The current sales charge for premiums paid up to one target premium in subsequent Policy years is 15% in years 2 through 5, 10% in years 6 through 10, 3% for years 11 through 20 and 0% thereafter. The current sales charge for premiums paid in excess of the target premium is 3.5% in years 2 through 10, 3% in years 11 through 20 and 0% thereafter.

  The guaranteed maximum sales charges under the Policy are no higher than the current sales charges, except that the guaranteed maximum sales charge for premiums paid up to one target premium is 4% in years 11 through 20 and 3% thereafter and, for premiums paid in excess of one target premium, is 3% after year 20. Because the Policies were first offered only in 1993, sales charges at the lower current rates are not yet applicable under any outstanding Policy.

  Notwithstanding the foregoing, if the younger insured is age 71 or older at the time of Policy issuance, the current and guaranteed sales charge in Policy year 12 and thereafter is 0%.

  An Owner may structure the timing and amount of premium payments to minimize the sales charges deducted from premium payments, although doing so involves certain risks. Paying less than one target premium in the first Policy year or paying more than one target premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten target premiums of $10,000 each, would pay total sales charges of $14,000 if he paid $10,000 in each of the first ten Policy years, but would pay total sales charges of only $9,750 if he paid $20,000 (i.e., two times the target premium amount) in every other Policy year up to the ninth Policy year. However, delaying the payment of target premiums to later Policy years could increase the risk that the Guaranteed Minimum Death Benefit may lapse and that the Account Value will be insufficient to pay monthly Policy charges as they come due. As a result, the Policy or any Additional Sum Insured may lapse. See "Default." Conversely, accelerating the payment of target premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit."

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charge and issue charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct an issue charge from Account Value, currently at the rate of $55.55 per month for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue per month for the first 3 Policy years. The charge per $1,000 of Total Sum Insured at issue is guaranteed not to exceed $200 per month. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000, the aggregate amount deducted during the first 3 Policy years would be $2,719.80.

  The issue charge is to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Administrative Charge. JHVLICO will deduct from the Account Value a maximum charge of $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue. The current monthly charge is $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000 and using the current administrative charge, the aggregate amount deducted during the first 10 Policy years would be $2,100.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of each of the insureds and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value (after reflecting all charges against the Account Value). The amount at risk would also be affected if the Owner purchased the Enhanced Cash Value Rider. See "Optional Enhanced Cash Value Rider" under "Account Value and Surrender Value." The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of each of the insureds and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables, as set forth in the Policy. The insurance charge is not affected by the death of the first insured to die.

  If an insured's underwriting risk classification has worsened, any subsequently-added Additional Sum Insured coverage may have higher insurance charge rates than the Basic Sum Insured. If an insured's underwriting risk classification has improved, cost of insurance rates on the Total Sum Insured may be reduced, as may the target premium with respect to subsequent premium payments.

  Lower current insurance rates are offered at most ages for insureds who qualify as non-smokers. To qualify, an insured must meet additional requirements that relate to smoking habits.

  Guaranteed Minimum Death Benefit Charge. There is no charge for any Guaranteed Minimum Death Benefit during the first 10 Policy years. If the Guaranteed Minimum Death Benefit option is elected for a period beyond the first 10 Policy years, JHVLICO deducts a charge from Account Value beginning in the eleventh Policy year. The maximum monthly charge is 3c per $1000 of the Basic Sum Insured at issue and the current monthly charge is 1c per $1,000 of the Basic Sum Insured at issue. If the Guaranteed Minimum Death Benefit lapses due to failure to pay sufficient premiums, the charge will be discontinued. Because the Policies were first offered only in 1993, no Guaranteed Minimum Death Benefit charge is yet applicable to any Policy at the current rate.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .60% of the value of the assets of each variable Subaccount attributable to the Policies. The current level of this charge is an effective annual rate of .35% of the assets of the Account. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the ages of the insureds and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value.

  Charges for Other Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider (other than the Enhanced Cash Value Rider). Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value." The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fee and Other Fund Expenses. The Account purchases shares of the Funds at net asset value, a value which reflects the deduction from the assets of each Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectuses for the Funds.

  The monthly deductions from Account Value described above are deducted on the date of issue and on the first day of each Policy month thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Minimum Death Benefit Premium is guaranteed not to increase. The premium processing charge, the state premium tax charge, the Federal DAC Tax charge, the issue charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The administrative charge, the Guaranteed Minimum Death Benefit Charge, the sales charge, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                           DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock, Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 65% of the target premium paid in the first Policy year, 12% of the target premium paid in the second through fifth Policy years, 7.5% of the target premium paid in the sixth through tenth Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any year in excess of the target premium is 3%.

  In addition, Distributors' representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V. Distributors is also the principal underwriter for John Hancock Variable Series Trust I.

                              TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance." If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance and the investment diversification requirements mentioned below, as JHVLICO believes it will, the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if a Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as an increase in Additional Sum Insured, the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  The Code and Treasury Regulations set forth requirements for the diversification of the investments underlying variable life insurance policies. JHVLICO and the Portfolios intend to comply with these requirements with respect to the Policy. Failure to meet these requirements would mean that the Policy would not be treated as a life insurance contract, subjecting the Owner to Federal income tax on the income and gains under the Policy.

  The Treasury Department has said in the past that it may issue a regulation or a ruling prescribing the circumstances in which an Owner's control over investments underlying a variable life insurance policy may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the Account, with the effect that income and gains from the Account would be included in the Owner's income for Federal income tax purposes. Under current law, we believe that JHVLICO, and not the Policy Owner, would be considered the owner of the assets of the Account. However, JHVLICO has reserved certain rights to alter the Policy and the investment alternatives of the Account if necessary to comply with any such regulation or ruling.

  The United States Congress and the Treasury Department have in the past and may in the future consider new legislation that, if enacted, could change the Federal tax treatment of life insurance policy income or death benefits. Any such change could have a retroactive effect. We suggest you consult with your legal or tax adviser, if you have any questions about this.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

POLICY SPLIT OPTION

  An Owner may elect to split a Policy into two other individual life insurance policies, as described under "Policy Split Option." A Policy split could have adverse tax consequences including, but not limited to, the recognition of taxable income in an amount up to any taxable gain in the Policy at the time of the split.

             BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

   Directors--Officers               Principal Occupations
   -------------------               ---------------------
   David F. D'Alessandro  Chairman of the Board and Chief Executive
                          Officer of JHVLICO; Senior Executive Vice
                          President and Director, John Hancock Mutual
                          Life Insurance Company.
   Henry D. Shaw          Vice Chairman of the Board and President of
                          JHVLICO; Senior Vice President, John Han-
                          cock Mutual Life Insurance Company.
   Thomas J. Lee          Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Robert R. Reitano      Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Ronald J. Bocage       Director and Counsel, JHVLICO; Vice Presi-
                          dent and Counsel, John Hancock Mutual Life
                          Insurance Company.
   Joseph A. Tomlinson    Director and Vice President, JHVLICO; Vice
                          President, John Hancock Mutual Life Insur-
                          ance Company.
   Michele G. VanLeer     Director of JHVLICO; Vice President, John
                          Hancock Mutual Life Insurance Company.
   Robert S. Paster       Director, JHVLICO; Second Vice President,
                          John Hancock Mutual Life Insurance Company.
   Barbara L. Luddy       Director and Actuary of JHVLICO; Second
                          Vice President, John Hancock Mutual Life
                          Insurance Company.
   Daniel L. Ouellette    Vice President, Marketing, JHVLICO; Second
                          Vice President, John Hancock Mutual Life
                          Insurance Company.
   Patrick F. Smith       Controller of JHVLICO; Assistant Control-
                          ler, John Hancock Mutual Life Insurance
                          Company.

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Basic Sum Insured, Additional Sum Insured, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Funds. JHVLICO will vote the shares of each of the Portfolios of the Funds which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Funds' shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Funds held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Funds' meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of each Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for the Funds. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or a Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of a Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                               STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this Prospectus have been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                            REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and JHVLICO included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Deborah
A. Poppel, F.S.A., an Actuary of JHVLICO.

                             FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                    Large Cap  Sovereign  International Small Cap  International  Mid Cap   Large Cap     Money     Mid Cap
                     Growth       Bond      Equities      Growth     Balanced      Growth     Value      Market      Value
                   Subaccount  Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                   ----------- ---------- ------------- ---------- ------------- ---------- ---------- ----------- ----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $16,915,393 $5,185,747  $5,731,199    $497,525    $152,295     $838,323   $762,356  $10,038,857  $336,316
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --         --          --          --          --           --         --           --        --
Receivable from:
 John Hancock
  Variable Series
  Trust I........       20,003     26,025      11,820           8           2       31,811         10      336,601         6
 M Fund Inc. -...           --         --          --          --          --           --         --           --        --
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Total assets.....   16,935,396  5,211,772   5,743,019     497,533     152,297      870,134    762,366   10,375,458   336,322
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..       19,803     25,968      11,736          --          --       31,800         --      336,451        --
Asset charges
 payable.........          200         57          84           8           2           11         10          150         6
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Total
 liabilities.....       20,003     26,025      11,820           8           2       31,811         10      336,601         6
                   ----------- ----------  ----------    --------    --------     --------   --------  -----------  --------
Net assets.......  $16,915,393 $5,185,747  $5,731,199    $497,525    $152,295     $838,323   $762,356  $10,038,857  $336,316
                   =========== ==========  ==========    ========    ========     ========   ========  ===========  ========
                      Special    Real Estate
                   Opportunities   Equity
                    Subaccount   Subaccount
                   ------------- -----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........   $6,187,188   $1,279,523
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --           --
Receivable from:
 John Hancock
  Variable Series
  Trust I........       10,295        4,560
 M Fund Inc. -...           --           --
                   ------------- -----------
Total assets.....    6,197,483    1,284,083
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..       10,196        4,540
Asset charges
 payable.........           99           20
                   ------------- -----------
Total
 liabilities.....       10,295        4,560
                   ------------- -----------
Net assets.......   $6,187,188   $1,279,523
                   ============= ===========

------

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

DECEMBER 31, 1996

                                           Short-Term                                                    Turner     Edinburgh
                    Growth &                  U.S.    Small Cap  International              Strategic     Core    International
                     Income      Managed   Government   Value    Opportunities Equity Index    Bond      Growth      Equity
                   Subaccount  Subaccount  Subaccount Subaccount  Subaccount    Subaccount  Subaccount Subaccount  Subaccount
                   ----------- ----------- ---------- ---------- ------------- ------------ ---------- ---------- -------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $25,663,282 $11,517,261 $3,395,242  $341,007    $909,113      $974,307    $258,628   $     --    $     --
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........           --          --         --        --          --            --          --    654,753     929,143
Receivable from:
 John Hancock
  Variable Series
  Trust I........      195,552       4,549     25,689         5      32,559        21,534      19,681         --          --
 M Fund Inc. ....           --          --         --        --          --            --          --          9      11,706
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Total assets.....   25,858,834  11,521,810  3,420,931   341,012     941,672       995,841     278,309    654,762     940,849
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..      195,180       4,408     25,661        --      32,547        21,519      19,677         --      11,692
Asset charges
 payable.........          372         141         28         5          12            15           4          9          14
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Total
 liabilities.....      195,552       4,549     25,689         5      32,559        21,534      19,681          9      11,706
                   ----------- ----------- ----------  --------    --------      --------    --------   --------    --------
Net assets.......  $25,663,282 $11,517,261 $3,395,242  $341,007    $909,113      $974,307    $258,628   $654,753    $929,143
                   =========== =========== ==========  ========    ========      ========    ========   ========    ========
                     Frontier
                     Capital
                   Appreciation
                    Subaccount
                   ------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........    $     --
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........     968,078
Receivable from:
 John Hancock
  Variable Series
  Trust I........          --
 M Fund Inc. ....      23,405
                   ------------
Total assets.....     991,483
Liabilities
Payable to John
 Hancock Variable
 Series Trust I..      23,391
Asset charges
 payable.........          14
                   ------------
Total
 liabilities.....      23,405
                   ------------
Net assets.......    $968,078
                   ============

------

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

                                                                                                                        Small Cap
                                                                                                                          Growth
                    Large Cap Growth Subaccount      Sovereign Bond Subaccount     International Equities Subaccount    Subaccount
                   ------------------------------  -----------------------------  ------------------------------------  ----------
                      1996        1995     1994      1996       1995      1994       1996        1995         1994        1996*
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------  ----------
Investment
 income:
 Distribution
  received from:
 John Hancock
  Variable Series
  Trust..........  $ 2,452,382  $509,637 $ 39,711  $ 242,881  $  66,972 $  7,083  $    52,188 $    19,501  $    11,324   $    512
 M Fund, Inc.....           --        --       --         --         --       --           --          --           --         --
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Total investment
 income..........    2,452,382   509,637   39,711    242,881     66,972    7,083       52,188      19,501       11,324        512
Expenses:
 Mortality and
  expense risks..       49,880    17,330    2,688     14,129      4,148      509       23,132      10,434        2,129      1,547
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net investment
 income (loss)...    2,402,502   492,307   37,023    228,752     62,824    6,574       29,056       9,067        9,195     (1,035)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).      444,487   126,908  (37,955)     5,746     21,718   (2,259)     165,730     (25,931)       5,934    (40,018)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........   (1,104,574)  180,251  (24,086)   (69,973)    34,574   (3,839)     137,729     153,715      (46,936)    (2,665)
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments.....     (660,087)  307,159  (62,041)   (64,227)    56,292   (6,098)     303,459     127,784      (41,002)   (42,683)
                   -----------  -------- --------  ---------  --------- --------  ----------- -----------  -----------   --------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  $ 1,742,415  $799,466 $(25,018) $ 164,525  $ 119,116 $    476     $332,515 $   136,851  $   (31,807)  $(43,718)
                   ===========  ======== ========  =========  ========= ========  =========== ===========  ===========   ========
                   International  Mid Cap   Large Cap
                     Balanced      Growth     Value
                    Subaccount   Subaccount Subaccount
                   ------------- ---------- ----------
                       1996*       1996*      1996*
                   ------------- ---------- ----------
Investment
 income:
 Distribution
  received from:
 John Hancock
  Variable Series
  Trust..........     $2,947       $1,177    $13,644
 M Fund, Inc.....         --           --         --
                   ------------- ---------- ----------
Total investment
 income..........      2,947        1,177     13,644
Expenses:
 Mortality and
  expense risks..        356          719        964
                   ------------- ---------- ----------
Net investment
 income (loss)...      2,591          458     12,680
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).         56         (391)     1,327
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........      5,307        6,440     23,553
                   ------------- ---------- ----------
Net realized and
 unrealized gain
 (loss) on
 investments.....      5,363        6,049     24,880
                   ------------- ---------- ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     $7,954       $6,507    $37,560
                   ============= ========== ==========

*From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                              Mid Cap           Special
                                               Value         Opportunities
                    Money Market Subaccount  Subaccount        Subaccount         Real Estate Equity Subaccount
                   ------------------------- ---------- ------------------------  ------------------------------
                     1996     1995    1994     1996*      1996     1995   1994**     1996      1995      1994
                   -------- -------- ------- ---------- -------- -------- ------  ---------- --------- ---------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $287,321 $119,746 $39,245  $ 6,878   $238,163 $ 40,159 $1,493  $   50,204 $  32,578 $  10,909
 M Fund, Inc.....       --       --      --       --         --       --     --          --        --        --
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Total investment
 income..........   287,321  119,746  39,245    6,878    238,163   40,159  1,493      50,204    32,578    10,909
Expenses:
 Mortality and
  expense risks..    30,722   12,117   5,184      377     21,146    4,949    607       4,547     2,766       689
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net investment
 income..........   256,599  107,629  34,061    6,501    217,017   35,210    886      45,657    29,812    10,220
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).       --       --      --       845    317,400   28,812   (117)     19,122       613   (10,840)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........       --       --      --    13,910    344,786  185,349  3,155     191,067    25,077     9,936
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....       --       --      --    14,755    662,186  214,161  3,038     210,189    25,690      (904)
                   -------- -------- -------  -------   -------- -------- ------  ---------- --------- ---------
Net increase
 (decrease) in
 net assets
 resulting from
 operations        $256,599 $107,629 $34,061  $21,256   $879,203 $249,371 $3,924  $  255,846 $  55,502 $   9,316
                   ======== ======== =======  =======   ======== ======== ======  ========== ========= =========
                    Growth & Income Subaccount
                   -------------------------------
                      1996        1995     1994
                   ----------- ---------- --------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $3,056,625  $  669,643 $70,819
 M Fund, Inc.....         --          --      --
                   ----------- ---------- --------
Total investment
 income..........   3,056,625     669,643  70,819
Expenses:
 Mortality and
  expense risks..      89,391      23,428   3,073
                   ----------- ---------- --------
Net investment
 income..........   2,967,234     646,215  67,746
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     512,402     170,322  (1,272)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........    (496,647)    322,628 (67,362)
                   ----------- ---------- --------
Net realized and
 unrealized gain
 (loss) on
 investments.....      15,755     492,950 (68,634)
                   ----------- ---------- --------
Net increase
 (decrease) in
 net assets
 resulting from
 operations        $2,982,989  $1,139,165 $  (888)
                   =========== ========== ========

 * From May 1, 1996 (commencement of operations).

** From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                            Small Cap  International   Equity    Strategic
                                                      Short-Term U.S.         Value    Opportunities    Index       Bond
                        Managed Subaccount         Government Subaccount    Subaccount  Subaccount   Subaccount  Subaccount
                   -----------------------------  ------------------------  ---------- ------------- ----------- ----------
                      1996       1995     1994      1996     1995   1994**    1996*        1996*        1996*      1996*
                   ----------  -------- --------  --------  ------- ------  ---------- ------------- ----------- ----------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........  $1,281,149  $316,774 $ 12,985  $181,937  $64,502 $ 331    $ 8,296      $ 2,965      $23,300     $7,425
 M Fund, Inc.....          --        --       --        --       --    --         --           --           --         --
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Total investment
 income..........   1,281,149   316,774   12,985   181,937   64,502   331      8,296        2,965       23,300      7,425
Expenses:
 Mortality and
  expense risks..      35,103    10,978    1,318     9,277    2,917    25        523        1,439        1,962        349
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net investment
 income (loss)...   1,246,046   305,796   11,667   172,660   61,585   306      7,773        1,526       21,338      7,076
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     124,493   179,131   (4,727)  (52,888)   8,251    (1)        58          242       17,398         22
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........    (507,517)   51,622   (8,296)   (7,734)  22,112  (325)    14,046       36,666       55,782       (591)
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (383,024)  230,753  (13,023)  (60,622)  30,363  (326)    14,104       36,908       73,180       (569)
                   ----------  -------- --------  --------  ------- -----    -------      -------      -------     ------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  $  863,022  $536,549 $ (1,356) $112,038  $91,948 $ (20)   $21,877      $38,434      $94,518     $6,507
                   ==========  ======== ========  ========  ======= =====    =======      =======      =======     ======
                                 Edinburgh     Frontier
                   Turner Core International   Capital
                     Growth       Equity     Appreciation
                   Subaccount   Subaccount   Subaccount
                   ----------- ------------- ------------
                      1996*        1996*        1996*
                   ----------- ------------- ------------
Investment
 income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust..........    $    --     $     --      $     --
 M Fund, Inc.....     21,778        5,263            --
                   ----------- ------------- ------------
Total investment
 income..........     21,778        5,263            --
Expenses:
 Mortality and
  expense risks..      2,140        2,280         1,679
                   ----------- ------------- ------------
Net investment
 income (loss)...     19,638        2,983        (1,679)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gains (losses).     (9,767)      (2,433)      (21,044)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     16,054      (12,286)        5,101
                   ----------- ------------- ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....      6,287      (14,719)      (15,943)
                   ----------- ------------- ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    $25,925     $(11,736)     $(17,622)
                   =========== ============= ============

 * From May 1, 1996 (commencement of operations).

** From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

                       Large Cap Growth Subaccount           Sovereign Bond Subaccount      International Equities Subaccount
                   -------------------------------------  --------------------------------  ------------------------------------
                      1996         1995         1994         1996        1995       1994       1996         1995         1994
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $ 2,402,502  $   492,307  $    37,023  $  228,752  $   62,824  $  6,574  $    29,056  $     9,067  $    9,195
 Net realized
  gains (losses).      444,487      126,908      (37,955)      5,746      21,718    (2,259)     165,730      (25,931)      5,934
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........   (1,104,574)     180,251      (24,086)    (69,973)     34,574   (3,839)      137,729      153,715     (46,936)
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    1,742,415      799,466      (25,018)    164,525     119,116       476      332,515      136,851     (31,807)
From policyholder
 transactions:
 Net premiums
  from
  policyholders .   13,036,922    8,115,186    2,165,201   4,312,776   1,370,188   279,171    4,750,218    2,620,265   1,223,410
 Net benefits to
  policyholders..   (4,928,834)  (2,752,131)  (1,250,017)   (679,839)   (318,068)  (62,598)  (1,906,352)  (1,194,625)   (199,276)
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase in
 net assets from
 policyholder
 transactions....    8,108,088    5,363,055      915,184   3,632,937   1,052,120   216,573    2,843,866    1,425,640   1,024,134
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net increase in
 net assets......    9,850,503    6,162,521      890,166   3,797,462   1,171,236   217,049    3,176,381    1,562,491     992,327
Net assets at
 beginning of
 period..........    7,064,890      902,369       12,203   1,388,285     217,049       --     2,554,818      992,327         --
                   -----------  -----------  -----------  ----------  ----------  --------  -----------  -----------  ----------
Net assets at end
 of period.......  $16,915,393  $ 7,064,890  $   902,369  $5,185,747  $1,388,285  $217,049  $ 5,731,199  $ 2,554,818  $  992,327
                   ===========  ===========  ===========  ==========  ==========  ========  ===========  ===========  ==========
                   Small Cap   International  Mid Cap   Large Cap
                     Growth      Balanced      Growth     Value
                   Subaccount   Subaccount   Subaccount Subaccount
                   ----------- ------------- ---------- ----------
                     1996*         1996*       1996*      1996*
                   ----------- ------------- ---------- ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $   (1,035)   $  2,591     $    458   $ 12,680
 Net realized
  gains (losses).     (40,018)         56         (391)     1,327
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........      (2,665)      5,307        6,400     23,553
                   ----------- ------------- ---------- ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     (43,718)      7,954        6,507     37,560
From policyholder
 transactions:
 Net premiums
  from
  policyholders .   1,120,880     148,617      858,546    767,660
 Net benefits to
  policyholders..    (579,637)     (4,276)     (26,730)   (42,864)
                   ----------- ------------- ---------- ----------
Net increase in
 net assets from
 policyholder
 transactions....     541,243     144,341      831,816    724,796
                   ----------- ------------- ---------- ----------
Net increase in
 net assets......     497,525     152,295      838,323    762,356
Net assets at
 beginning of
 period..........         --          --           --         --
                   ----------- ------------- ---------- ----------
Net assets at end
 of period.......  $  497,525    $152,295     $838,323   $762,356
                   =========== ============= ========== ==========

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                              Mid Cap
                                                               Value
                          Money Market Subaccount           Subaccount   Special Opportunities Subaccount
                   ---------------------------------------  ----------- ---------------------------------------
                       1996          1995         1994         1996*        1996         1995       1994**
                   ------------  ------------  -----------  ----------- ------------  -----------  ------------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income.........  $    256,599  $    107,629  $    34,061   $  6,501   $    217,017  $    35,210  $     886
 Net realized
  gains (losses).           --            --           --         845        317,400       28,812       (117)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........           --            --           --      13,910        344,786      185,349      3,155
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......       256,599       107,629       34,061     21,256        879,203      249,371      3,924
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    36,814,029    19,983,940    7,344,361    324,248      4,939,686    1,639,491    333,168
 Net benefits to
  policyholders..   (31,658,283)  (17,720,190)  (5,123,289)    (9,188)    (1,301,761)    (551,692)    (4,202)
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase in
 net assets from
 policyholder
 transactions....     5,155,746     2,263,750    2,221,072    315,060      3,637,925    1,087,799    328,966
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net increase in
 net assets......     5,412,345     2,371,379    2,255,133    336,316      4,517,128    1,337,170    332,890
Net assets at
 beginning of
 period..........     4,626,512     2,255,133          --         --       1,670,060      332,890        --
                   ------------  ------------  -----------   --------   ------------  -----------  ---------
Net assets at end
 of period.......  $ 10,038,857  $  4,626,512  $ 2,255,133   $336,316   $  6,187,188  $ 1,670,060  $ 332,890
                   ============  ============  ===========   ========   ============  ===========  =========
                   Real Estate Equity Subaccount        Growth & Income Subaccount
                   --------------------------------- ------------------------------------
                      1996       1995       1994        1996         1995        1994
                   ----------- ---------- ---------- ------------ ----------- -----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income.........  $   45,657  $  29,812  $  10,220  $ 2,967,234  $  646,215  $   67,746
 Net realized
  gains (losses).      19,122        613    (10,840)     512,402     170,322      (1,272)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     191,067     25,077      9,936     (496,647)    322,628     (67,362)
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......     255,846     55,502      9,316    2,982,989   1,139,165        (888)
From policyholder
 transactions:
 Net premiums
  from
  policyholders..     748,683    466,306    525,631   19,263,021   8,168,426   1,606,781
 Net benefits to
  policyholders..    (295,788)  (370,910)  (115,063)  (5,502,524) (1,740,418)   (253,270)
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase in
 net assets from
 policyholder
 transactions....     452,895     95,396    410,568   13,760,497   6,428,008   1,353,511
                   ----------- ---------- ---------- ------------ ----------- -----------
Net increase in
 net assets......     708,741    150,898    419,884   16,743,486   7,567,173   1,352,623
Net assets at
 beginning of
 period..........     570,782    419,884        --     8,919,796   1,352,623         --
                   ----------- ---------- ---------- ------------ ----------- -----------
Net assets at end
 of period.......  $1,279,523  $ 570,782  $ 419,884  $25,663,282  $8,919,796  $1,352,623
                   =========== ========== ========== ============ =========== ===========

 * From May 1, 1996 (commencement of operations).

** From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                                                                          Small Cap  International   Equity
                                                               Short-Term U.S.              Value    Opportunities   Index
                          Managed Subaccount                Government Subaccount         Subaccount  Subaccount   Subaccount
                   -----------------------------------  --------------------------------  ---------- ------------- ----------
                      1996         1995        1994        1996         1995     1994**     1996*        1996*       1996*
                   -----------  -----------  ---------  -----------  ----------  -------  ---------- ------------- ----------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..  $ 1,246,046  $   305,796  $  11,667  $   172,660  $   61,585  $   306   $  7,773    $  1,526    $   21,338
 Net realized
  gains (losses).      124,493      179,131     (4,727)     (52,888)      8,251       (1)        58         242        17,398
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     (507,517)      51,622     (8,296)      (7,734)     22,112     (325)    14,046      36,666        55,782
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      863,022      536,549     (1,356)     112,038      91,948      (20)    21,877      38,434        94,518
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    9,996,216    5,502,408    859,794    8,757,242   2,439,840   41,816    335,271     960,081     1,282,798
 Net benefits to
  policyholders..   (3,151,700)  (2,875,967)  (211,705)  (7,683,085)   (364,204)    (333)   (16,141)    (89,402)     (403,009)
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase in
 net assets from
 policyholder
 transactions....    6,844,516    2,626,441    648,089    1,074,157   2,075,636   41,483    319,130     870,679       879,789
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net increase in
 net assets......    7,707,538    3,162,990    646,733    1,186,195   2,167,584   41,463    341,007     909,113       974,307
Net assets at
 beginning of
 period..........    3,809,723      646,733        --     2,209,047      41,463      --         --          --            --
                   -----------  -----------  ---------  -----------  ----------  -------   --------    --------    ----------
Net assets at end
 of period.......  $11,517,261  $ 3,809,723  $ 646,733  $ 3,395,242  $2,209,047  $41,463   $341,007    $909,113    $  974,307
                   ===========  ===========  =========  ===========  ==========  =======   ========    ========    ==========
                                Turner      Edinburgh     Frontier
                   Strategic     Core     International   Capital
                      Bond      Growth       Equity     Appreciation
                   Subaccount Subaccount   Subaccount    Subaccount
                   ---------- ----------- ------------- ------------
                     1996*      1996*         1996*        1996*
                   ---------- ----------- ------------- ------------
Increase
 (decrease) in
 net assets from
 operations:
 Net investment
  income (loss)..   $  7,076  $   19,638   $    2,983    $   (1,679)
 Net realized
  gains (losses).         22      (9,767)      (2,433)      (21,044)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........       (591)     16,054      (12,286)        5,101
                   ---------- ----------- ------------- ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......      6,507      25,925      (11,736)      (17,622)
From policyholder
 transactions:
 Net premiums
  from
  policyholders..    259,231   1,135,180    1,021,041     1,535,063
 Net benefits to
  policyholders..     (7,110)   (506,352)     (80,162)     (549,363)
                   ---------- ----------- ------------- ------------
Net increase in
 net assets from
 policyholder
 transactions....    252,121     628,828      940,879       985,700
                   ---------- ----------- ------------- ------------
Net increase in
 net assets......    258,628     654,753      929,143       968,078
Net assets at
 beginning of
 period..........        --          --           --            --
                   ---------- ----------- ------------- ------------
Net assets at end
 of period.......   $258,628  $  654,753   $  929,143    $  968,078
                   ========== =========== ============= ============

 * From May 1, 1996 (commencement of operations).

** From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-one subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund, Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-one Portfolios of the Fund and of M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

2. SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from
 .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1996, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1996 were as follows:

                                               Shares
Portfolio                                       Owned      Cost        Value
---------                                      ------      ----        -----
Large Cap Growth.............................   967,051 $17,864,249 $16,915,393
Sovereign Bond...............................   530,744   5,224,985   5,185,747
International Equities.......................   340,514   5,486,692   5,731,199
Small Cap Growth.............................    50,081     500,190     497,525
International Balanced.......................    14,654     146,989     152,295
Mid Cap Growth...............................    82,009     831,883     838,323
Large Cap Value..............................    68,746     738,803     762,356
Money Market................................. 1,003,886  10,038,857  10,038,857
Mid Cap Value................................    29,635     322,406     336,316
Special Opportunities........................   374,484   5,653,898   6,187,188
Real Estate Equity...........................    87,427   1,053,443   1,279,523
Growth & Income.............................. 1,751,234  25,904,663  25,663,282
Managed......................................   862,567  11,981,412  11,517,261
Short-Term U.S. Government...................   337,936   3,381,189   3,395,242
Small Cap Value..............................    31,780     326,961     341,007
International Opportunities..................    85,789     872,447     909,113
Equity Index.................................    87,799     918,525     974,307
Strategic Bond...............................    25,460     259,219     258,628
Turner Core Growth...........................    56,444     638,699     654,753
Edinburgh International Equity...............    94,043     941,429     929,143
Frontier Capital Appreciation................    77,323     962,978     968,078

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS--CONTINUED

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund for the period ended December 31, 1996, were as follows:

Portfolio                                                Purchases     Sales
---------                                                ---------     -----
Large Cap Growth....................................... $13,801,918 $ 3,291,328
Sovereign Bond.........................................   4,228,908     367,218
International Equities.................................   4,596,976   1,724,053
Small Cap Growth.......................................   1,088,331     548,123
International Balanced.................................     149,257       2,270
Mid Cap Growth.........................................     853,272      20,998
Large Cap Value........................................     764,170      26,694
Money Market...........................................  20,675,470  15,263,124
Mid Cap Value..........................................     330,711       9,150
Special Opportunities..................................   5,044,400   1,189,458
Real Estate Equity.....................................     650,379     151,826
Growth & Income........................................  19,938,274   3,210,534
Managed................................................   9,970,006   1,888,444
Short-Term U.S. Government.............................   4,417,686   3,170,870
Small Cap Value........................................     342,052      15,149
International Opportunities............................     948,368      76,163
Equity Index...........................................   1,295,138     394,011
Strategic Bond.........................................     265,544       6,347
Turner Core Growth.....................................     928,008     279,542
Edinburgh International Equity.........................   1,129,122     185,260
Frontier Capital Appreciation..........................   1,259,852     275,830

              REPORTS OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account S
 of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Subaccounts) as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                              Ernst & Young LLP

Boston, Massachusetts
February 7, 1997

Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 7, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, the Company's financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for a stock life insurance company wholly-owned by a mutual life insurance company and with reporting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. As described in Note 1, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                              Ernst & Young LLP

Boston, Massachusetts
February 14, 1997

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                               December 31
                                                            ------------------
                                                              1996      1995
                                                              ----      ----
                                                              (In millions)
Assets
Bonds--Note 7.............................................. $  753.5  $  552.8
Preferred stocks...........................................      9.6       5.0
Common stocks..............................................      1.4       1.7
Investment in affiliates...................................     72.0      65.3
Mortgage loans on real estate--Note 7......................    212.1     146.7
Real estate................................................     38.8      36.4
Policy loans...............................................     80.8      61.8
Cash items:
  Cash in banks............................................     26.7      11.6
  Temporary cash investments...............................      5.2      65.0
                                                            --------  --------
                                                                31.9      76.6
Premiums due and deferred..................................     36.8      39.6
Investment income due and accrued..........................     22.6      18.6
Other general account assets...............................     17.8      20.8
Assets held in separate accounts...........................  3,290.5   2,421.0
                                                            --------  --------
TOTAL ASSETS............................................... $4,567.8  $3,446.3
                                                            ========  ========
Obligations and Stockholder's Equity
OBLIGATIONS
  Policy reserves.......................................... $  877.8  $  612.3
  Federal income and other taxes payable--Note 1...........     29.4      14.2
  Other accrued expenses...................................     75.1     138.7
  Asset valuation reserve--Note 1..........................     16.6      15.4
  Obligations related to separate accounts.................  3,285.8   2,417.0
                                                            --------  --------
TOTAL OBLIGATIONS..........................................  4,284.7   3,197.6
Stockholder's Equity--Notes 2 and 6
  Common Stock, $50 par value; authorized 50,000 shares;
   issued and
   outstanding 50,000 shares...............................      2.5       2.5
  Paid-in capital..........................................    377.5     377.5
Unassigned deficit.........................................    (96.9)   (131.3)
                                                            --------  --------
TOTAL STOCKHOLDER'S EQUITY.................................    283.1     248.7
                                                            --------  --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY................. $4,567.8  $3,446.3
                                                            ========  ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                       Year ended December 31
                                                       ------------------------
                                                          1996         1995
                                                          ----         ----
                                                           (In millions)
Income
  Premiums............................................ $     820.6  $    570.9
  Net investment income--Note 4.......................        76.1        62.1
  Other, net..........................................       406.0        85.7
                                                       -----------  ----------
                                                           1,302.7       718.7
Benefits and Expenses
  Payments to policyholders and beneficiaries.........       236.1       213.4
  Additions to reserves to provide for future payments
   to policyholders and beneficiaries.................       790.1       282.4
  Expenses of providing service to policyholders and
   obtaining new insurance--Note 6....................       183.8       150.7
  State and miscellaneous taxes.......................        17.3        12.7
                                                       -----------  ----------
                                                           1,227.3       659.2
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES
     AND NET REALIZED CAPITAL GAINS (LOSSES)..........        75.4        59.5
Federal income taxes--Note 1..........................        38.6        28.4
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL
     GAINS (LOSSES)...................................        36.8        31.1
Net realized capital gains (losses)--Note 5...........        (1.5)        0.5
                                                       -----------  ----------
    NET INCOME........................................        35.3        31.6
Unassigned deficit at beginning of year...............      (131.3)     (162.1)
Net unrealized capital gains (losses) and other ad-
 justments--Note 5....................................         2.5        (3.0)
Other reserves and adjustments........................        (3.4)        2.2
                                                       -----------  ----------
    UNASSIGNED DEFICIT AT END OF YEAR................. $     (96.9) $   (131.3)
                                                       ===========  ==========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                      ----------------------
                                                         1996         1995
                                                         ----         ----
                                                           (In millions)
Cash flows from operating activities:
  Insurance premiums................................. $     824.2  $     574.0
  Net investment income..............................        73.4         59.2
  Benefits to policyholders and beneficiaries........      (212.7)      (198.3)
  Dividends paid to policyholders....................       (15.7)       (13.2)
  Insurance expenses and taxes.......................      (196.6)      (161.5)
  Net transfers to separate accounts.................      (524.2)      (257.4)
  Other, net.........................................       386.7         55.1
                                                      -----------  -----------
      NET CASH PROVIDED FROM OPERATIONS..............       335.1         57.9
                                                      -----------  -----------
Cash flows used in investing activities:
  Bond purchases.....................................      (489.9)      (172.5)
  Bond sales.........................................       228.3         18.9
  Bond maturities and scheduled redemptions..........        27.8         36.0
  Bond prepayments...................................        31.9         20.6
  Stock purchases....................................        (6.5)        (1.7)
  Proceeds from stock sales..........................         0.4          1.4
  Real estate purchases..............................       (10.5)       (16.2)
  Real estate sales..................................         8.5          9.3
  Other invested assets purchases....................         0.0         (0.4)
  Proceeds from the sale of other invested assets....         1.5          0.3
  Mortgage loans issued..............................       (84.4)       (19.8)
  Mortgage loan repayments...........................        17.7         21.1
  Other, net.........................................      (104.6)        45.7
                                                      -----------  -----------
      NET CASH USED IN INVESTING ACTIVITIES..........      (379.8)       (57.3)
                                                      -----------  -----------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH IN-
 VESTMENTS...........................................       (44.7)         0.6
Cash and temporary cash investments at beginning of
 year................................................        76.6         76.0
                                                      -----------  -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR... $      31.9  $      76.6
                                                      ===========  ===========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP). The 1995 financial statements presented for comparative purposes were previously described as being prepared in accordance with GAAP for stock life insurance companies wholly-owned by a mutual life insurance company. Pursuant to Financial Accounting Standards Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended, which is effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; and (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1999 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit cannot be determined at this time and could be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at market. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.2 million in 1996 and $0.5 million in 1995.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities,

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1996, the IMR, net of 1996 amortization of $1.2 million, amounted to $5.9 million, which is included in policy reserves. The corresponding 1995 amounts were $1.2 million and $6.9 million, respectively.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the summary of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Values of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1996. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 and 1996.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $33.5 million in 1996 and $32.2 million in 1995.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

No provision is generally recognized for temporary differences that may exist between financial reporting and taxable income or loss.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassifications: Certain 1995 amounts have been reclassified to permit comparison with the corresponding 1996 amounts.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2--CAPITALIZATION

In prior years, the Company received capital contributions from John Hancock, with a portion of the contributed capital being credited to common stock, although no additional shares were issued. This practice, which is acceptable to statutory authorities, has the effect of stating the carrying value of issued shares of common stock at amounts other than $50 per share par value with the offset reflected in paid-in capital.

At December 31, 1994, the Company had 50,000 shares authorized with 20,000 shares issued and outstanding. On February 16, 1995, the Company issued the remaining 30,000 shares to John Hancock and transferred $22.5 million from common stock to paid-in capital. The par value per share is $50.

NOTE 3--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1996 and 1995. Unamortized goodwill at December 31, 1996 was $15.2 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                                    1996   1995
                                                                    ----   ----
                                                                   (In millions)
Investment expenses............................................... $  7.0 $  5.1
Depreciation expense..............................................    0.9    1.0
Investment taxes..................................................    0.5    0.5
                                                                   ------ ------
                                                                   $  8.4 $  6.6
                                                                   ====== ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from asset sales............................. $ (0.2) $  4.0
Capital gains tax...............................................   (1.0)   (2.5)
Net capital gains transferred to IMR............................   (0.3)   (1.0)
                                                                 ------  ------
  Realized Capital Gains (Losses)............................... $ (1.5) $  0.5
                                                                 ======  ======

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from changes in security values and book
 value adjustments.............................................. $  3.7  $ (0.2)
Increase in asset valuation reserve.............................   (1.2)   (2.8)
                                                                 ------  ------
  Net Unrealized Capital Gains (Losses) and Other Adjustments... $  2.5  $ (3.0)
                                                                 ======  ======

NOTE 6--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1996 and 1995 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $111.7 million and $97.9 million in 1996 and 1995, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $1.6 million and $1.8 million in 1996 and 1995, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

Effective January 1, 1994, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1996, 1995 and 1994 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.5 million and $32.7 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $15.7 million and $20.3 million in 1996 and 1995, respectively.

Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 and 1996 issues of retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, John Hancock transferred $23.2 million of cash for surrender benefits, tax, reserve increase, commission, expense allowances and premium to the Company, which increased the Company's net gain from operations by $15.1 million in 1996.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1996          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 44.4     $ 0.2       $0.2    $ 44.4
Obligations of states and political sub-
 divisions..............................     12.6       0.4        0.0      13.0
Debt securities issued by foreign gov-
 ernments...............................      0.8       0.1        0.0       0.9
Corporate securities....................    623.2      29.8        3.4     649.6
Mortgage-backed securities..............     72.5      10.2        0.1      82.6
                                           ------     -----       ----    ------
  Total bonds...........................   $753.5     $40.7       $3.7    $790.5
                                           ======     =====       ====    ======
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1995          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 89.0     $ 0.5       $0.0    $ 89.5
Obligations of states and political sub-
 divisions..............................     11.4       1.1        0.0      12.5
Debt securities issued by foreign gov-
 ernments...............................      1.3       0.2        0.0       1.5
Corporate securities....................    445.6      44.1        1.6     488.1
Mortgage-backed securities..............      5.5       0.3        0.1       5.7
                                           ------     -----       ----    ------
Total bonds.............................   $552.8     $46.2       $1.7    $597.3
                                           ======     =====       ====    ======

The statement value and fair value of bonds at December 31, 1996, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                               Statement  Fair
                                                                 Value   Value
                                                               --------- -----
                                                                (In millions)
Due in one year or less.......................................  $ 51.6   $ 52.9
Due after one year through five years.........................   260.8    267.7
Due after five years through ten years........................   244.3    253.7
Due after ten years...........................................   124.3    133.6
                                                                ------   ------
                                                                 681.0    707.9
Mortgage-backed securities....................................    72.5     82.6
                                                                ------   ------
                                                                $753.5   $790.5
                                                                ======   ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS--CONTINUED

Proceeds from sales of bonds during 1996 and 1995 were $228.3 million and $18.9 million, respectively. Gross gains of $1.3 million in 1996 and $0.2 million in 1995 and gross losses of $2.1 million in 1996 and $0.1 million in 1995 were realized on these transactions.

The cost of common stocks was $0.0 million and $0.1 million at December 31, 1996 and 1995, respectively. Gross unrealized appreciation on common stocks totaled $1.4 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1996. The fair value of preferred stock totaled $9.6 million at December 31, 1996 and $5.2 million at December 31, 1995.

Bonds with amortized cost of $11.3 million were nonincome producing for the twelve months ended December 31, 1996.

At December 31, 1996, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                           Statement
     Property Type           Value
     -------------         ---------
                         (In millions)
Apartments..............    $ 96.0
Industrial..............      35.0
Office buildings........      11.3
Retail..................      29.0
Agricultural............      28.9
Other...................      11.9
                            ------
                            $212.1
                            ======

       Geographic          Statement
     Concentration           Value
     -------------         ---------
                         (In millions)
East North Central......    $ 31.1
Middle Atlantic.........      11.5
Mountain................       7.6
New England.............      27.6
Pacific.................      49.9
South Atlantic..........      58.8
West South Central......      25.6
                            ------
                            $212.1
                            ======

At December 31, 1996, the fair values of the commercial and agricultural mortgage loans portfolios were $189.0 million and $30.4 million, respectively. The corresponding amounts as of December 31, 1995 were approximately $132.1 million and $22.2 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1996 were 8.69% and 7.04% for agricultural loans and 8.5% and 7.2% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively. The corresponding amounts in 1995 were $72.4 million, $8.7 million, and $12.1 million, respectively.

To the extent that an assuming reinsurance company is unable to meet its obligations under a reinsurance agreement, the Company remains liable as the direct insurer on all risks reinsured.

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2006. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2006.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not in the future cash requirements, as the Company intends to close the open positions prior to settlement.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:

                                                                   December 31
                                                                  -------------
                                                                   1996   1995
                                                                   ----   ----
                                                                  (In millions)
Futures contracts to sell securities............................  $  73.0 $ 0.0
                                                                  ======= =====
Notional amount of interest rate swaps, currency rate swaps, and interest rate caps to:
  Receive variable rates........................................  $ 215.9 $ 0.0
                                                                  ======= =====
  Receive fixed rates...........................................  $  26.6 $ 5.0
                                                                  ======= =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. The Company believes the risk of incurring losses due to the nonperformance by its counterparties is remote and that any such losses would be immaterial.

Based on the market rates in effect at December 31, 1996, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $2.3 million, $(8.2) million and $(2.0) million, respectively. The corresponding amounts as of December 31, 1995 were $0.0 million.

NOTE 10--POLICYHOLDERS' RESERVES AND BENEFICIARIES' FUND

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal and subject to discretionary withdrawal (without adjustment) are summarized as follows:

                                                      December 31, 1996 Percent
                                                      ----------------- -------
                                                        (In millions)
Subject to discretionary withdrawal at book value
 less surrender charge...............................      $441.9         89.3%
Subject to discretionary withdrawal at book value
 (without adjustment)................................        53.0         10.7
                                                           ------        -----
Total annuity reserves and deposit liabilities.......      $494.9        100.0%
                                                           ======        =====

NOTE 11--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and real estate and issue real estate mortgages totalling $42.1 million, $0.1 million, and $33.5 million, respectively, at December 31, 1996. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The fair value of the commitments described above is $76.2 million at December 31, 1996. The majority of these commitments expire in 1997.

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1996. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position of the Company.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                   Year ended December 31
                                               --------------------------------
                                                    1996             1995
                                               ---------------  ---------------
                                               Carrying  Fair   Carrying  Fair
                                                Amount  Value    Amount  Value
                                               -------- ------  -------- ------
                                                        (In millions)
Assets
  Bonds--Note 7...............................  $753.5  $790.5   $552.8  $597.3
  Preferred stocks--Note 7....................     9.6     9.6      5.0     5.2
  Common stocks--Note 7.......................     1.4     1.4      1.7     1.7
  Mortgage loans on real estate--Note 7.......   212.1   219.4    146.7   154.3
  Policy loans--Note 1........................    80.8    80.8     61.8    61.8
  Cash and cash equivalents--Note 1...........    31.9    31.9     76.6    76.6
Derivatives liabilities relating to:--Note 9
  Interest rate swaps.........................     --      2.3      --      0.0
  Currency rate swaps.........................     --     (8.2)     --      0.0
  Interest rate caps..........................     --     (2.0)     --      0.0
Liabilities
  Commitments--Note 11........................     --     76.2      --     23.8

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

    Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

    Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

    Option 2B--Income for a Fixed Period, with each payment as declared.

    Option 3--Life Income with Payments for a Guaranteed Period.

    Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

    Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

  The tax treatment of the Policy proceeds may vary, depending on which settlement option is chosen and when. You should consult your tax advisor in this regard.

ADDITIONAL INSURANCE BENEFITS

  On payment of an additional premium or charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as the yearly renewable term benefits discussed below, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

  YEARLY RENEWABLE TERM INSURANCE. This is term insurance on the life of one of the insureds under the base Policy and payable upon the death of the covered insured person. This insurance is level or decreasing in amount and may be applied for, or increased, at any time upon evidence of insurability and any other underwriting requirements. The yearly coverage also may be cancelled by the Owner at any time. The charges for this coverage will be separately billed to and paid by the Owner and not out of Account Value. An increase or a decrease in this insurance may have significant tax consequences. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if on the death of the last surviving insured there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the Owner was one of the insureds, his or her estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Servicing Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  If a Policy has joint Owners, both Owners must join in any request or instructions to JHVLICO under the Policy.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of an insured has been misstated, JHVLICO will adjust the Policy benefits to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted from Account Value.

  SUICIDE. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, the death benefit will be limited as described in the Policy. Subject to terms and conditions set forth in the Policy, we will make coverage available to any surviving insured, if the surviving insured elects such coverage within 60 days after the suicide.


  AGE AND POLICY ANNIVERSARIES. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue.

  INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the life time of an insured for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Servicing Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                   APPENDIX--ILLUSTRATION OF DEATH BENEFITS,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for identified issue ages, Planned Premium schedule and Sum Insured and shows how the death benefit and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the death benefit and surrender value figures set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for Option A, without the Extra Death Benefit feature, as well as for Option B death benefits. The death benefit and Surrender Value for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued in a state in which no distinctions are made based on the gender of the insureds.

  The amounts shown for the death benefit and Surrender Value are as of the end of each Policy year. The first two tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges will apply in each year illustrated. The two tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of .61%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Funds (equivalent to an effective annual rate of .19%). For a description of expenses charged to the Portfolios, see the attached Prospectuses for the Funds. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Accounts for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a state premium tax charge in the amount of 2.35% of all premiums paid.

  The tables assume that the Guaranteed Minimum Death Benefit has not been elected beyond the tenth Policy year and that no Additional Sum Insured or optional rider benefits have been elected.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Total Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING CURRENT CHARGES

                                    Death Benefit                  Surrender Value
                           -------------------------------- ------------------------------
                                Assuming hypothetical           Assuming hypothetical
End of   Planned Premiums       gross annual return of          gross annual return of
Policy    accumulated at   -------------------------------- ------------------------------
 Year   5% annual interest     0%         6%        12%        0%        6%        12%
------  ------------------ ---------- ---------- ---------- -------- ---------- ----------
   1        $   16,768     $1,000,000 $1,000,000 $1,000,000 $  9,143 $    9,724 $   10,305
   2            34,374      1,000,000  1,000,000  1,000,000   21,274     23,145     25,086
   3            52,861      1,000,000  1,000,000  1,000,000   31,589     35,481     39,674
   4            72,271      1,000,000  1,000,000  1,000,000   42,703     49,378     56,849
   5            92,653      1,000,000  1,000,000  1,000,000   53,557     63,806     75,729
   6           114,053      1,000,000  1,000,000  1,000,000   65,582     80,286     98,062
   7           136,524      1,000,000  1,000,000  1,000,000   77,282     97,370    122,607
   8           160,118      1,000,000  1,000,000  1,000,000   88,628    115,054    149,575
   9           184,891      1,000,000  1,000,000  1,000,000   99,589    133,340    179,205
  10           210,904      1,000,000  1,000,000  1,000,000  110,173    152,263    211,800
  11           238,217      1,000,000  1,000,000  1,000,000  121,980    173,520    249,410
  12           266,895      1,000,000  1,000,000  1,000,000  133,706    195,864    291,148
  13           297,008      1,000,000  1,000,000  1,000,000  145,335    219,333    337,448
  14           328,626      1,000,000  1,000,000  1,000,000  156,838    243,953    388,781
  15           361,825      1,000,000  1,000,000  1,000,000  168,204    269,769    445,685
  16           396,684      1,000,000  1,000,000  1,000,000  179,400    296,813    508,748
  17           433,286      1,000,000  1,000,000  1,075,978  190,395    325,118    578,525
  18           471,718      1,000,000  1,000,000  1,181,031  201,150    354,717    655,631
  19           512,072      1,000,000  1,000,000  1,293,529  211,621    385,644    740,804
  20           554,444      1,000,000  1,000,000  1,414,212  221,752    417,931    834,843
  25           800,279      1,000,000  1,000,000  2,177,060  266,826    603,822  1,474,258
  30         1,114,034      1,000,000  1,099,539  3,308,789  284,921    830,377  2,498,814
  35         1,514,473      1,000,000  1,328,000  4,976,460  226,031  1,088,285  4,078,166

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING CURRENT CHARGES

                                         Death Benefit                 Surrender Value
                                -------------------------------- ----------------------------
                                     Assuming Hypothetical          Assuming Hypothetical
              Planned Premiums       Gross Annual Return of         Gross Annual Return of
   End of      Accumulated at   -------------------------------- ----------------------------
 Policy Year 5% Annual Interest     0%         6%        12%        0%       6%       12%
 ----------- ------------------ ---------- ---------- ---------- -------- -------- ----------
      1          $   16,768     $1,009,143 $1,009,723 $1,010,304 $  9,143 $  9,723 $   10,304
      2              34,374      1,020,473  1,022,344  1,024,284   21,272   23,142     25,083
      3              52,861      1,031,580  1,035,471  1,039,663   31,580   35,471     39,663
      4              72,271      1,042,680  1,049,351  1,056,818   42,680   49,351     56,818
      5              92,653      1,053,509  1,063,748  1,075,658   53,509   63,748     75,658
      6             114,053      1,065,492  1,080,173  1,097,921   65,492   80,173     97,921
      7             136,524      1,077,126  1,097,167  1,122,345   77,126   97,167    122,345
      8             160,118      1,088,375  1,114,714  1,149,118   88,375  114,714    149,118
      9             184,891      1,099,197  1,132,793  1,178,444   99,197  132,793    178,444
     10             210,904      1,109,596  1,151,428  1,210,594  109,596  151,428    210,594
     11             238,217      1,121,213  1,172,366  1,247,674  121,213  172,366    247,674
     12             266,895      1,132,737  1,194,348  1,288,771  132,737  194,348    288,771
     13             297,008      1,144,153  1,217,407  1,334,297  144,153  217,407    334,297
     14             328,626      1,155,427  1,241,556  1,384,690  155,427  241,556    384,690
     15             361,825      1,166,543  1,266,832  1,440,452  166,543  266,832    440,452
     16             396,684      1,177,461  1,293,245  1,502,116  177,461  293,245    502,116
     17             433,286      1,188,141  1,320,805  1,570,268  188,141  320,805    570,268
     18             471,718      1,198,533  1,349,513  1,645,546  198,533  349,513    645,546
     19             512,072      1,208,574  1,379,355  1,728,645  208,574  379,355    728,645
     20             554,444      1,218,187  1,410,303  1,820,317  218,187  410,303    820,317
     25             800,279      1,258,093  1,581,706  2,441,340  258,093  581,706  1,441,340
     30           1,114,034      1,260,421  1,758,219  3,429,220  260,421  758,219  2,429,220
     35           1,514,473      1,160,430  1,865,062  4,940,801  160,430  865,062  3,940,801

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING MAXIMUM CHARGES

                                         Death Benefit                 Surrender Value
                                -------------------------------- ----------------------------
                                     Assuming hypothetical          Assuming hypothetical
              Planned Premiums       gross annual return of         gross annual return of
   End of      accumulated at   -------------------------------- ----------------------------
 Policy Year 5% annual interest     0%         6%        12%        0%       6%       12%
 ----------- ------------------ ---------- ---------- ---------- -------- -------- ----------
      1          $   16,768     $1,000,000 $1,000,000 $1,000,000 $  8,851 $  9,421 $    9,993
      2              34,374      1,000,000  1,000,000  1,000,000   20,665   22,495     24,394
      3              52,861      1,000,000  1,000,000  1,000,000   30,640   34,435     38,523
      4              72,271      1,000,000  1,000,000  1,000,000   41,390   47,882     55,148
      5              92,653      1,000,000  1,000,000  1,000,000   51,858   61,803     73,373
      6             114,053      1,000,000  1,000,000  1,000,000   63,472   77,712     94,927
      7             136,524      1,000,000  1,000,000  1,000,000   74,736   94,155    118,548
      8             160,118      1,000,000  1,000,000  1,000,000   85,623  111,123    144,425
      9             184,891      1,000,000  1,000,000  1,000,000   95,102  128,612    172,772
     10             210,904      1,000,000  1,000,000  1,000,000  106,134  146,604    203,819
     11             238,217      1,000,000  1,000,000  1,000,000  116,619  166,083    238,880
     12             266,895      1,000,000  1,000,000  1,000,000  126,541  186,062    277,293
     13             297,008      1,000,000  1,000,000  1,000,000  135,829  206,504    319,382
     14             328,626      1,000,000  1,000,000  1,000,000  144,388  227,348    365,508
     15             361,825      1,000,000  1,000,000  1,000,000  152,110  248,531    416,084
     16             396,684      1,000,000  1,000,000  1,000,000  158,876  269,980    471,599
     17             433,286      1,000,000  1,000,000  1,000,000  164,498  291,571    532,572
     18             471,718      1,000,000  1,000,000  1,079,374  168,924  313,305    599,198
     19             512,072      1,000,000  1,000,000  1,172,794  171,945  335,063    671,658
     20             554,444      1,000,000  1,000,000  1,271,091  173,364  356,749    750,356
     25             800,279      1,000,000  1,000,000  1,849,685  146,309  460,158  1,252,567
     30           1,114,034      1,000,000  1,000,000  2,609,544    5,737  533,921  1,970,741
     35           1,514,473         **      1,000,000  3,616,581    **     530,840  2,963,757

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING MAXIMUM CHARGES

                                   Death Benefit              Surrender Value
                           ----------------------------- -------------------------
                               Assuming hypothetical       Assuming hypothetical
End of   Planned Premiums      gross annual return of      gross annual return of
Policy    accumulated at   ----------------------------- -------------------------
 Year   5% annual interest    0%        6%        12%      0%      6%       12%
------  ------------------ --------- --------- --------- ------- ------- ---------
   1        $   16,768     1,008,851 1,009,421 1,009,992   8,851   9,421     9,992
   2            34,374     1,019,864 1,021,694 1,023,592  20,663  22,492    24,391
   3            52,861     1,030,631 1,034,425 1,038,512  30,631  34,425    38,512
   4            72,271     1,041,368 1,047,856 1,055,118  41,368  47,856    55,118
   5            92,653     1,051,812 1,061,746 1,073,304  51,812  61,746    73,304
   6           114,053     1,063,384 1,077,602 1,094,790  63,384  77,602    94,790
   7           136,524     1,074,586 1,093,959 1,118,294  74,586  93,959   118,294
   8           160,118     1,085,379 1,110,794 1,143,983  85,379 110,794   143,983
   9           184,891     1,095,724 1,128,085 1,172,039  95,724 128,085   172,039
  10           210,904     1,105,572 1,145,793 1,202,647 105,572 145,793   202,647
  11           238,217     1,115,806 1,164,867 1,237,059 115,806 164,867   237,059
  12           266,895     1,125,393 1,184,285 1,274,529 125,393 184,285   274,529
  13           297,008     1,134,241 1,203,956 1,315,265 134,241 203,956   315,265
  14           328,626     1,142,228 1,223,754 1,359,469 142,228 223,754   359,469
  15           361,825     1,149,214 1,243,530 1,407,340 149,214 243,530   407,340
  16           396,684     1,155,047 1,263,110 1,459,086 155,047 263,110   459,086
  17           433,286     1,159,491 1,282,226 1,514,842 159,491 282,226   514,842
  18           471,718     1,162,474 1,300,763 1,574,931 162,474 300,763   574,931
  19           512,072     1,163,742 1,318,410 1,639,512 163,742 318,410   639,512
  20           554,444     1,163,062 1,334,864 1,708,781 163,062 334,865   708,781
  25           800,279     1,119,480 1,384,347 2,130,526 119,480 384,347 1,130,526
  30         1,114,034        **     1,312,143 2,670,259   **    312,143 1,670,259
  35         1,514,473        **        **     3,290,997   **       **   2,290,997

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                      [LOGO OF JOHN HANCOCK APPEARS HERE]



  POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY JOHN HANCOCK
                       PLACE, BOSTON, MASSACHUSETTS 02117

S8143-MP 5/97

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      Registrant represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus containing eighteen sub-accounts consists of 64 pages and the two prospectuses containing twenty-two subaccounts each consist of 65 pages.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

     The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account included in the initial filing of this Form S-6 Registration Statement, filed June 11, 1993.

     (2)  Not Applicable.

     (3) (a) Distribution Agreement between JHVLICO and John Hancock, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed October 29,1993.

          (b) Specimen Variable Contracts Selling Agreement between John Hancock and selling broker-dealers included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement filed January 11, 1996.

          (c) Schedule of Sales Commissions included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed October 29, 1993.

     (4)  Not Applicable.

     (5) (a) Form of survivorship variable life insurance policy included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed October 29, 1993.

          (b) Form of rider option to split policy, included in the initial Form S-6 Registration Statement of this Account, filed June 11, 1993.

     (6) Certificate of Incorporation and By-Laws of John Hancock Variable Life Insurance Company included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, filed January 11, 1996.

     (7)  Not Applicable.

     (8)  Not Applicable.

     (9)  Not Applicable.

    (10) Forms of applications for Policy, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed October 29, 1993.

2. Included as exhibit 1.A(5) above.

3. Opinion and consent of counsel as to securities being registered, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed October 29, 1993.

4. Not Applicable.

5. Not Applicable.

6. Opinion and consent of actuary.

7. Consent of independent auditors.

8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for the survivorship policies pursuant to Rule 6e-
   3(T)(b)(12)(iii), included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed October 29, 1993.

9. Powers of attorney for Cleary, Tomlinson, D'Alessandro, Shaw, Luddy, Lee, Reitano, Van Leer and Paster, included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed April, 1995. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997.

10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940, included in the initial filing of this Form S-6 Registration Statement, filed June 11, 1993.

11. Representation of Counsel pursuant to Rule 485(b).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of March, 1997.

                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  HENRY D. SHAW
                                         -------------
                                         Henry D. Shaw
                                         President



Attest:    SANDRA M. DADALT
           ----------------------
           Sandra M. DaDalt
           Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures              Title                                     Date
----------              -----                                     ----


ROBERT R. REITANO
-----------------
Robert R. Reitano    Director(Principal Financial Officer)      March 27, 1997


PATRICK F. SMITH
----------------
Patrick F. Smith     Controller (Principal Accounting Officer)  March 27, 1997


HENRY D. SHAW
-------------
Henry D. Shaw        Vice Chairman of the Board
for himself and as   and President(Acting Principal
Attorney-in-Fact     Executive Officer)                         March 27, 1997

      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Michele G. Van Leer    Director
            Joseph A. Tomlinson    Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Variable Life Account S, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of March, 1997.



                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                                  (Registrant)

                 By John Hancock Mutual Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  HENRY D. SHAW
                                     -------------
                                     Henry D. Shaw
                                      President



Attest   SANDRA M. DaDALT
         ----------------------
         Sandra M. DaDalt
         Assistant Secretary